   As filed with the Securities and Exchange Commission on February 26, 2001


                                            1933 Act Registration No. 333-47949
                                                                      ---------
                                            1940 Act Registration No. 811-08697
                                                                      ---------


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X
                                                                        -----

         Pre-Effective Amendment No.
                                    -------                             -----



         Post-Effective Amendment No.  7                                  X
                                     ------                             -----


                                     and/or
REGISTRATION STATEMENT UNDER THE
         INVESTMENT COMPANY ACT OF 1940                                   X
                                                                        -----

         Amendment No.   8
                       -----



                       (Check appropriate box or boxes.)

                        AIM SPECIAL OPPORTUNITIES FUNDS
          ------------------------------------------------------------
               (Exact name of Registrant as Specified in Charter)


                11 Greenway Plaza, Suite 100, Houston, TX 77046
      --------------------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code (713) 626-1919
                                                          --------------

                                Robert H. Graham
                          ----------------------------
                11 Greenway Plaza, Suite 100, Houston, TX 77046
           ----------------------------------------------------------
                    (Name and Address of Agent for Service)

                                    Copy to:

     Renee A. Friedli, Esquire            Martha J. Hays, Esquire
     A I M Advisors, Inc.                 Ballard Spahr Andrews & Ingersoll, LLP
     11 Greenway Plaza, Suite 100         1735 Market Street, 51st Floor
     Houston, Texas  77046                Philadelphia, Pennsylvania 19103-7599


Approximate Date of Proposed Public Offering:   As soon as practicable after the effective date of this
                                                Registration Statement

It is proposed that this filing will become effective (check appropriate box)

     -----   immediately upon filing pursuant to paragraph (b)


       X     on February 28, 2001, pursuant to paragraph (b)
     -----


     -----   60 days after filing pursuant to paragraph (a)(1)

     -----   on (date), pursuant to paragraph (a)(1)

     -----   75 days after filing pursuant to paragraph (a)(2)

     -----   on (date), pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

    ----- this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

      AIM LARGE CAP OPPORTUNITIES FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM Large Cap Opportunities Fund seeks long-term growth of capital.
                                                     AIM--Registered Trademark--
      PROSPECTUS

      MARCH 1, 2001


                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     The fund has been closed to new
                                     investors since September 29, 2000.

                                     An investment in the fund:

                                        - is not FDIC insured;

                                        - may lose value; and

                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                          INVEST WITH DISCIPLINE
       --Registered Trademark--                        --Registered Trademark--

                        --------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                        --------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      3
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Return                          3

Performance Table                            3

FEE TABLE AND EXPENSE EXAMPLE                4
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    4

Expense Example                              4

FUND MANAGEMENT                              5
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  5

Advisor Compensation                         5

Portfolio Managers                           5

OTHER INFORMATION                            5
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                5

Dividends and Distributions                  5

Fund Closure                                 5

FINANCIAL HIGHLIGHTS                         6
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-7

Taxes                                      A-7

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -


The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the fund's Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in securities of companies involving a special opportunity, i.e., an unusual development in a company or group of companies. A special opportunity may involve:

  - a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts;

  - changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in scope or nature of foreign competition or development of an emerging industry;

  - new or changed management, or material changes in management policies or corporate structure;

  - significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulations; or

  - other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.


  The fund will invest at least 65% of its total assets in equity securities, or securities convertible into equity securities, of companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the S&P 500 Index. The S&P 500 Index measures the performance of the stocks of the largest 500 U.S. companies. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the Fund are applied at the same time of purchase.


  The fund may sell put and covered call options, and purchase put and call options, on securities, securities indices and foreign currencies. An option is a contract that gives the holder the right to buy (call) or sell (put) a certain number of shares of a specific security at a specified price (exercise price) for a limited amount of time. One method of covering a call option is for the fund to own the shares it would have to deliver if the holder of the call option exercised the option. The fund may invest in options for hedging purposes, i.e., to protect the value of its portfolio. The fund may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The fund may also borrow money to purchase securities, a practice known as "leveraging."

  The portfolio managers purchase securities of companies involving a special opportunity that they believe have the potential for above-average growth in revenues and earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  The fund is non-diversified. This means that with respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

  In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

  The fund may engage in active or frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

  If the fund purchases a put or call option that expires without value, the fund will have incurred an expense in the amount of the cost of the option. If the fund sells a put option that is exercised, the fund will have to purchase the security at a price greater than its market value. If the fund sells a call option that is exercised, the fund will have to sell the security at a price lower than its market value.

  If the fund borrows money to buy securities (leverages) and the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the fund's shares will decrease faster than if the fund had not used leverage. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. Interest on borrowings is an expense the fund would not otherwise incur.

                        --------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                        --------------------------------

  If the fund sells a security short, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction, and the more the price of your shares will be affected. The fund will also incur transaction costs to engage in this practice.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly.


  The fund may participate in the initial public offering (IPO) market, and a significant portion of the fund's return may be attributable to its investment in IPOs, which may have a magnified impact due to the fund's small asset base. As the fund's assets grow, it is probable that the effect of the fund's investment in IPOs on its total return will decline, which may reduce the fund's total return.


  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        --------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                        --------------------------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. Total return information in the bar chart and table below has been affected by special market factors, including the fund's investments in initial public offerings (IPOs), which had a magnified impact on the fund due to its small asset base. There is no guarantee that, as the fund's assets grow, it will continue to experience similar performance.



ANNUAL TOTAL RETURN
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows the performance of the fund's Class A shares. The bar chart does not reflect sales loads. If it did, the annual total return shown would be lower.


                                    [GRAPH]

                                                      ANNUAL
YEAR ENDED                                             TOTAL
DECEMBER 31                                           RETURNS
-----------                                           -------
2000                                                  30.86%


  During the period shown in the bar chart, the highest quarterly return was 28.00% (quarter ended March 31, 2000) and the lowest quarterly return was -7.91% (quarter ended December 31, 2000).



PERFORMANCE TABLE



The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.



AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                   SINCE    INCEPTION
December 31, 2000)            1 YEAR   INCEPTION    DATE
-----------------------------------------------------------
Class A                       23.69%    23.62%     12/30/99
Class B                         N/A     (3.17)*    03/31/00
Class C                         N/A      0.70*     03/31/00
Standard & Poor's 500
Index(1)                      (9.10)    (9.10)(2)  12/31/99(2)
-----------------------------------------------------------



(1)The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.


(2)The average annual total return given is since the date closest to the inception date of the class with the longest performance history.


*These returns are cumulative.

                        --------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)             CLASS A   CLASS B   CLASS C
--------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)              5.50%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less) None(1)   5.00%     1.00%
--------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
-------------------------------------------------------
Management Fees(2)       1.50%     1.50%     1.50%

Distribution and/or
Service (12b-1) Fees     0.35      1.00      1.00

  Other Expenses         0.20      0.22      0.22

  Dividend Expenses
  Attributable to
  Securities Sold
  Short                  0.04      0.04      0.04

  Interest               0.01      0.01      0.01

Total Other Expenses     0.25      0.27      0.27

Total Annual Fund
Operating Expenses       2.10      2.77      2.77

Fee Waiver(3)            0.10        --        --

Net Expenses             2.00      2.77      2.77
-------------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) The fund's base management fee is 1.50%. Effective January 1, 2001, this fee is subject to a maximum 1.00% performance adjustment upward or downward. As a result, beginning January 1, 2001, the fund could pay a management fee that ranges from 0.50% to 2.50% of average daily net assets based on its performance.

(3) The distributor has contractually agreed to limit Class A shares' Rule 12b-1 distribution plan payments to 0.25%. Waiver has been restated to reflect this agreement.


You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fund expenses are waived your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $751    $1,172    $1,617     $2,847
Class B    780     1,159     1,664      2,939
Class C    380       859     1,464      3,099
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $751    $1,172    $1,617     $2,847
Class B    280       859     1,464      2,393
Class C    280       859     1,464      3,099
----------------------------------------------


                        --------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 130 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


The advisor receives a management fee from the fund that is comprised of two components. The first component is an annual base fee equal to 1.50% of the fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the fund has performed relative to the S&P 500 Index. Performance adjustments began on January 1, 2001.


  As a result, beginning January 1, 2001, the maximum performance adjustment upward or downward is 1.00% annually. Depending on the performance of the fund, during any fiscal year the advisor may receive as much as 2.50% or as little as 0.50% in management fees.


  During the fiscal period ended October 31, 2000 the advisor received compensation of 1.50% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Steven A. Brase, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Associate Portfolio Manager and Partner for Bricoleur Capital Management, Inc.

- Brant H. DeMuth, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1992 to 1996, he was Portfolio Manager for Colorado Public Employee's Retirement Association.

- Robert C. Leslie, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1996, he ran his own investment firm, Gamma Investment Management, until it merged with Darien Capital Management where he served as Portfolio Manager and Partner until 1998.

- Christopher P. Perras, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was an equity analyst for Van Wagoner Capital Management. From 1995 to 1997, he was Associate Portfolio Manager at Van Kampen American Capital Asset Management, Inc. From 1993 to 1995, he was Assistant Portfolio Manager with Hellman, Jordan Management Company.


- Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Large Cap Opportunities Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

FUND CLOSURE

Due to the sometimes limited size of the market for large-capitalized common stocks available for hedging purposes and that meet the investment criteria for the fund, the fund discontinued public sales of its shares to new investors on September 29, 2000. Existing shareholders of the fund who maintain open accounts will be permitted to continue to make additional investments in the fund.

  During this closed period, the fund may impose different standards for additional investments. Also, during this closed period the fund will continue to pay Rule 12b-1 fees, however, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares. The Rule 12b-1 fees for Class B and Class C shares will not be reduced during this closed period.

  The fund may resume sales of shares to new investors at some future date if the Board of Trustees determines that it would be in the best interest of shareholders.

                        --------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


  Total return information in this table has been affected by special market factors, including the fund's investments in initial public offerings (IPOs), which have had a magnified impact on the fund due to its small asset base. There is no guarantee that, as the fund's assets grow, it will continue to experience substantially similar performance.



                                                                       CLASS A
----------------------------------------------------------------------------------------------
                                                                             DECEMBER 30, 1999
                                                            AUGUST 1,        (DATE OPERATIONS
                                                             THROUGH           COMMENCED) TO
                                                       OCTOBER 31, 2000(a)     JULY 31, 2000
----------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $  13.12             $  10.00
Income from investment operations:
  Net investment income (loss)                                    --                (0.01)
  Net gains on securities (both realized and
    unrealized)                                                 0.48                 3.13
  Total from investment operations                              0.48                 3.12
Net asset value, end of period                              $  13.60             $  13.12
Total return(b)                                                 3.66%               31.20%
----------------------------------------------------------------------------------------------
Ratios/supplemental data:
----------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)                    $373,614             $138,205
Ratio of expenses to average net assets
  (including interest expense and dividends on
  short sale expense)
  With fee waivers                                              2.07%(c)             2.41%(d)
  Without fee waivers                                           2.10%(c)             2.49%(d)
Ratio of expenses to average net assets
  (excluding interest expense and dividends on
  short sale expense)
  With fee waivers                                              2.03%(c)             2.34%(d)
  Without fee waivers                                           2.06%(c)             2.42%(d)
Ratio of net investment income (loss) to average
  net assets                                                    0.04%(c)            (0.20)%(d)
Ratio of interest expense and dividends on short
  sales expense to average net assets                           0.04%(c)             0.07%(d)
Portfolio turnover rate                                           38%                 125%
----------------------------------------------------------------------------------------------



(a)Calculated using average shares outstanding.


(b)Does not include sales charges and is not annualized for periods less than one year.


(c)Ratios are annualized and based on average daily net assets of $284,131,822 for October 31, 2000.


(d) Annualized.

                        --------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                        --------------------------------


FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                              CLASS B                        CLASS C
                                                    ----------------------------   ----------------------------
                                                     AUGUST 1     MARCH 31, 2000    AUGUST 1     MARCH 31, 2000
                                                      THROUGH      (DATE SALES       THROUGH      (DATE SALES
                                                    OCTOBER 31,   COMMENCED) TO    OCTOBER 31,   COMMENCED) TO
                                                      2000(a)     JULY 31, 2000      2000(a)     JULY 31, 2000
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $  13.10        $  12.81       $  13.09        $ 12.81
Income from investment operations:
  Net investment income (loss)                          (0.02)          (0.02)         (0.02)         (0.02)
  Net gains on securities (both realized and
    unrealized)                                          0.47            0.31           0.48           0.30
  Total from investment operations                       0.45            0.29           0.46           0.28
Net asset value, end of period                       $  13.55        $  13.10       $  13.55        $ 13.09
Total return(b)                                          3.44%           2.26%          3.51%          2.19%
---------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)             $282,120        $102,795       $111,084        $34,972
Ratio of expenses to average net assets
  (including interest expense and dividends on
  short sale expense)
  With fee waivers                                       2.77%(c)        3.10%          2.77%(c)       3.10%
  Without fee waivers                                    2.77%(c)        3.18%          2.77%(c)       3.18%
Ratio of expenses to average net assets
  (excluding interest expense and dividends on
  short sale expense)
  With fee waivers                                       2.73%(c)        3.03%          2.73%(c)       3.03%
  Without fee waivers                                    2.73%(c)        3.11%          2.73%(c)       3.11%
Ratio of net investment income (loss) to average
  net assets                                            (0.66)%(c)       (0.89)%       (0.66)%(c)      (0.89)%
Ratio of interest expense and dividends on short
  sales expense to average net assets                    0.04%(c)        0.07%          0.04%(c)       0.07%
Portfolio turnover rate                                    38%            125%            38%           125%
---------------------------------------------------------------------------------------------------------------



(a)Calculated using average shares outstanding.


(b)Does not include contingent deferred sales charges and is not annualized for periods less than one year.


(c)Ratios are annualized and based on average daily net assets of $216,066,635 and $82,698,655 for Class B and C, respectively, for October 31, 2000.

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund (the Special Opportunities Funds).

CHOOSING A SHARE CLASS

The Special Opportunities Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within         charge on redemptions within
                                       six years                            one year(1)

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

(1) AIM Small Cap Opportunities Fund will not accept any single purchase order in excess of $250,000.

-------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

The Special Opportunities Funds have adopted 12b-1 plans that allow them to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of their shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Special Opportunities Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                      A-1                            SOF--11/00

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

SALES CHARGES

Sales charges on the Special Opportunities Funds are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The Special Opportunities Funds are subject to the following initial sales charges:

                                             INVESTOR'S
                                            SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                  AS A % OF       AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
             Less than $   25,000         5.50%         5.82%
$ 25,000 but less than $   50,000         5.25          5.54
$ 50,000 but less than $  100,000         4.75          4.99
$100,000 but less than $  250,000         3.75          3.90
$250,000 but less than $  500,000         3.00          3.09
$500,000 but less than $1,000,000         2.00          2.04
---------------------------------------------------------------

(1) AIM Small Cap Opportunities Fund will not accept any single purchase order in excess of $250,000.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B             CLASS C
--------------------   ----------------    ----------------
First                          5%                1%
Second                         4                None
Third                          3                None
Fourth                         3                None
Fifth                          2                None
Sixth                          1                None
Seventh and following       None                None
-----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the Fund's Statement of Additional Information for details.

SOF--11/00                            A-2

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER SPECIAL OPPORTUNITIES FUND ACCOUNT

The minimum initial investment for Special Opportunities Fund accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Small Cap Opportunities Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                          ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.          Same

By Mail                         Mail completed account application          Mail your check and the remittance
                                and purchase payment to the transfer        slip from your confirmation statement
                                agent,                                      to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application to       Call the transfer agent to receive a
                                the transfer agent. Call the transfer       reference number. Then, use the wire
                                agent at (800) 959-4246 to receive a        instructions at left.
                                reference number. Then, use the
                                following wire instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M Fund
                                Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the          Mail completed AIM Bank Connection
                                methods described above.                    form to the transfer agent. Once the
                                                                            transfer agent has received the form,
                                                                            call the transfer agent to place your
                                                                            purchase order.

By AIM Internet Connect(SM)     Open your account using one of the          Select the AIM Internet Connect
                                methods described above.                    option on your completed account
                                                                            application or complete an AIM
                                                                            Internet Connect Authorization Form.
                                                                            Mail the application or form to the
                                                                            transfer agent. Once your request for
                                                                            this option has been processed (which
                                                                            may take up to 10 days), you may
                                                                            place your purchase order at
                                                                            www.aimfunds.com. The maximum
                                                                            purchase amount per transaction is
                                                                            $100,000. You may not purchase shares
                                                                            in AIM prototype retirement accounts
                                                                            on the internet.
-----------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the Special Opportunities Funds by authorizing the Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $1,000. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from your Special Opportunities Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another Special Opportunities Fund is $1,000. The minimum amount you can exchange to any other AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

                                      A-3                            SOF--11/00

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS B SHARES OR CLASS C SHARES ACQUIRED BY EXCHANGE FROM AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

SOF--11/00                            A-4

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $50,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $50,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

                                      A-5                            SOF--11/00

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares, reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares of the Special Opportunities Funds for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund; or

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum and maximum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

SOF--11/00                            A-6

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-7                            SOF--11/00

                        --------------------------------
                        AIM LARGE CAP OPPORTUNITIES FUND
                        --------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a
                             request by e-mail or download
                             prospectuses, annual or
                             semiannual reports via
                             our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter, to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

 -----------------------------------
 AIM Large Cap Opportunities Fund
 SEC 1940 Act file number: 811-08697
 -----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com   LCO-PRO-1    INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

      AIM MID CAP OPPORTUNITIES FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM Mid Cap Opportunities Fund seeks long-term growth of capital.

                                                   AIM--Registered Trademark--
       PROSPECTUS

       MARCH 1, 2001


                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     The fund has been closed to new
                                     investors since March 21, 2000.

                                     An investment in the fund:

                                        - is not FDIC insured;

                                        - may lose value; and

                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                            INVEST WITH DISCIPLINE
     --Registered trademark--                           --Registered trademark--

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE FUND     1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      3
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         3

Performance Table                            3

FEE TABLE AND EXPENSE EXAMPLE                4
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    4

Expense Example                              4

FUND MANAGEMENT                              5
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  5

Advisor Compensation                         5

Portfolio Managers                           5

OTHER INFORMATION                            5
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                5

Dividends and Distributions                  5

Fund Closure                                 5

FINANCIAL HIGHLIGHTS                         6
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-7

Taxes                                      A-7

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investors, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the fund's Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in securities of companies involving a special opportunity, i.e., an unusual development in a company or group of companies. A special opportunity may involve:

  - a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts;

  - changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in scope or nature of foreign competition or development of an emerging industry;

  - new or changed management, or material changes in management policies or corporate structure;

  - significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulations; or

  - other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.

  The fund will invest at least 65% of its total assets in equity securities, or securities convertible into equity securities, of companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the S&P MidCap 400 Index. The S&P MidCap 400 Index is an unmanaged index of common stocks that measures the performance of the mid-size company segment of the U.S. market. The fund may also invest up to 25% of its total assets in foreign securities.

  The fund may sell put and covered call options, and purchase put and call options, on securities, securities indices and foreign currencies. An option is a contract that gives the holder the right to buy (call) or sell (put) a certain number of shares of a specific security at a specified price (exercise price) for a limited amount of time. One method of covering a call option is for the fund to own the shares it would have to deliver if the holder of the call option exercised the option. The fund may invest in options for hedging purposes, i.e., to protect the value of its portfolio. The fund may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The fund may also borrow money to purchase securities, a practice known as "leveraging."

  The portfolio managers purchase securities of companies involving a special opportunity that they believe have the potential for above-average growth in revenues and earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  The fund is non-diversified. This means that with respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

  In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

  The fund may engage in active or frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

  If the fund purchases a put or call option that expires without value, the fund will have incurred an expense in the amount of the cost of the option. If the fund sells a put option that is exercised, the fund will have to purchase the security at a price greater than its market value. If the fund sells a call option that is exercised, the fund will have to sell the security at a price lower than its market value.

  If the fund borrows money to buy securities (leverages) and the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securi-

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

ties, the net asset value of the fund's shares will decrease faster than if the fund had not used leverage. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. Interest on borrowings is an expense the fund would not otherwise incur.

  If the fund sells a security short, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction, and the more the price of your shares will be affected. The fund will also incur transaction costs to engage in this practice.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance. Total return information in the bar chart and table below has been affected by special market factors, including the fund's investments in initial public offerings (IPOs), which had a magnified impact on the fund due to its small asset base. There is no guarantee that, as the fund's assets grow, it will continue to experience substantially similar performance.



ANNUAL TOTAL RETURNS


- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                    [GRAPH]



                                             ANNUAL
YEAR ENDED                                    TOTAL
DECEMBER 31                                  RETURNS
-----------                                  -------
1999                                         125.55%
2000                                          10.10%





  During the period shown in the bar chart, the highest quarterly return was 31.44% (quarter ended December 31, 1999) and the lowest quarterly return was -10.06% (quarter ended June 30, 2000).


PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                          SINCE     INCEPTION
December 31, 2000)                   1 YEAR   INCEPTION       DATE
-----------------------------------------------------------------------------
Class A                               4.03%     53.12%    12/30/98
Class B                               4.27      18.34     11/12/99
Class C                               8.32      21.79     11/12/99
Standard & Poor's MidCap 400
Index(1)                             17.50      16.11(2)  12/31/98(2)
-----------------------------------------------------------------------------


(1) The Standard & Poor's MidCap 400 Index is an unmanaged index of common stocks that measures the performance of the mid-size company segment of the U.S. market.

(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                    CLASS A   CLASS B   CLASS C
---------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                       5.50%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)          None(1)   5.00%     1.00%
---------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)      CLASS A   CLASS B    CLASS C
---------------------------------------------------
Management Fees(2)       1.50%     1.50%      1.50%

Distribution and/or
Service (12b-1) Fees     0.35      1.00       1.00

  Other Expenses         0.18      0.18       0.18
  Dividend Expenses
  Attributable to
  Securities Sold
  Short                  0.06      0.06       0.06

  Interest               0.07      0.07       0.07

Total Other Expenses     0.31      0.31       0.31
Total Annual Fund

Operating Expenses       2.16      2.81       2.81

Fee Waiver and
Expense
Reimbursement(3)         0.10        --         --

Net Expenses             2.06      2.81       2.81
---------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

(2) The fund's base management fee is 1.50%. Effective January 1, 2001, this fee is subject to a maximum 1.00% performance adjustment upward or downward. As a result, beginning January 1, 2001, the fund could pay a management fee that ranges from 0.50% to 2.50% of average daily net assets based on its performance.


(3) The distributor has contractually agreed to limit Class A shares' Rule 12b-1 distribution plan payments to 0.25%.


You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fees are waived or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $757    $1,189    $1,646     $2,906
Class B    784     1,171     1,684      2,983
Class C    384       871     1,484      3,138
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $757    $1,189    $1,646     $2,906
Class B    284       871     1,484      2,983
Class C    284       871     1,484      3,138
----------------------------------------------


                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 130 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


The advisor receives a management fee from the fund that is comprised of two components. The first component is an annual base fee equal to 1.50% of the fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the fund has performed relative to the S&P MidCap 400 Index. Performance adjustments began on January 1, 2001.


  As a result, beginning January 1, 2001, the maximum performance adjustment upward or downward is 1.00% annually. Depending on the performance of the fund, during any fiscal year the advisor may receive as much as 2.50% or as little as 0.50% in management fees.


  During the fiscal period ended October 31, 2000 the advisor received compensation of 1.50% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Steven A. Brase, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Associate Portfolio Manager and Partner for Bricoleur Capital Management, Inc.

- Brant H. DeMuth, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1992 to 1996, he was Portfolio Manager for Colorado Public Employee's Retirement Association.

- Robert C. Leslie, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1996, he ran his own investment firm, Gamma Investment Management, until it merged with Darien Capital Management where he served as Portfolio Manager and Partner until 1998.

- Christopher P. Perras, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was an equity analyst for Van Wagoner Capital Management. From 1995 to 1997, he was Associate Portfolio Manager at Van Kampen American Capital Asset Management, Inc. From 1993 to 1995, he was Assistant Portfolio Manager with Hellman, Jordan Management Company.


- Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.


OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Mid Cap Opportunities Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

FUND CLOSURE

Due to the sometimes limited availability of medium-capitalized common stocks available for hedging purposes and that meet the investment criteria for the fund, the fund discontinued public sales of its shares to new investors on March 21, 2000, after assets reached $750 million. Existing shareholders of the fund who maintain open accounts will be permitted to continue to make additional investments in the fund.

  During this closed period, the fund may impose different standards for additional investments. Also, during this closed period the fund will continue to pay Rule 12b-1 fees, however, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares. The Rule 12b-1 fees for Class B and Class C shares will not be reduced during this closed period.

  The fund may resume sales of shares to new investors at some future date if the Board of Trustees determines that it would be in the best interest of shareholders.

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.


  Total return information in this table has been affected by special market factors, including the fund's investments in initial public offerings (IPOs), which have had a magnified impact on the fund due to its small asset base. There is no guarantee that, as the fund's assets grow, it will continue to experience substantially similar performance. Prior to November 12, 1999, the fund had not engaged in a broad continuous public offering and had not been subject to significant redemptions.



                                                                          CLASS A
                                                  -------------------------------------------------------
                                                                                          DECEMBER 30,
                                                                                              1998
                                                     AUGUST 1,                          (DATE OPERATIONS
                                                      THROUGH           YEAR ENDED       COMMENCED) TO
                                                  OCTOBER 31, 2000   JULY 31, 2000(a)    JULY 31, 1999
---------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                  $  23.62           $  15.78            $ 10.00
Income from investment operations:
  Net investment income (loss)                           (0.01)             (0.18)             (0.04)
  Net gains (losses) on securities (both
    realized and unrealized)                             (0.44)              9.92               5.82
  Total from investment operations                       (0.45)              9.74               5.78
Less distributions:
  Dividends from net investment income                      --              (0.02)                --
  Distributions from net realized gains                     --              (1.88)                --
  Total distributions                                       --              (1.90)                --
Net asset value, end of period                        $  23.17           $  23.62            $ 15.78
Total return(b)                                          (1.91)%            65.58%             57.80%
---------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
---------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)              $309,391           $336,203            $ 4,790
Ratio of expenses to average net assets
  (including interest expense and dividends on
  short sales expense):
  With fee waivers                                        2.06%(c)           2.33%              2.28%(d)
  Without fee waivers                                     2.16%(c)           2.40%              7.55%(d)
Ratio of expenses to average net assets
  (excluding interest expense and dividends on
  short sales expense):
  With fee waivers                                        1.93%(c)           2.08%              2.19%(d)
  Without fee waivers                                     2.03%(c)           2.15%              7.46%(d)
Ratio of net investment income (loss) to average
  net assets                                             (0.08)(c)          (0.80)%            (0.79)%(d)
Ratio of interest expense and dividends on short
  sales expense to average net assets                     0.13(c)            0.25%              0.09%(d)
Portfolio turnover rate                                     49%               196%               135%
---------------------------------------------------------------------------------------------------------



(a)Calculated using average shares outstanding.


(b)Does not include sales charges and is not annualized for periods less than one year.


(c)Ratios are annualized and based on average daily net assets of $324,622,135 for October 31, 2000.


(d)Annualized.

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------


FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                             CLASS B                          CLASS C
                                                  ------------------------------   ------------------------------
                                                                  NOVEMBER 12,                     NOVEMBER 12,
                                                   AUGUST 1,          1999          AUGUST 1,          1999
                                                    THROUGH       (DATE SALES        THROUGH       (DATE SALES
                                                  OCTOBER 31,    COMMENCED) TO     OCTOBER 31,    COMMENCED) TO
                                                     2000       JULY 31, 2000(a)      2000       JULY 31, 2000(a)
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $  23.51         $  17.83         $ 23.51         $  17.83
Income from investment operations:
  Net investment income (loss)                        (0.05)           (0.28)          (0.05)           (0.28)
  Net gains (losses) on securities (both
    realized and unrealized)                          (0.44)            5.97           (0.44)            5.97
  Total from investment operations                    (0.49)            5.69           (0.49)            5.69
Less distributions:
  Dividends from net investment income                   --            (0.01)             --            (0.01)
Net asset value, end of period                     $  23.02         $  23.51         $ 23.02         $  23.51
Total return(b)                                       (2.08)%          31.95%          (2.08)%          31.95%
-----------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)           $225,060         $255,439         $96,817         $100,452
Ratio of expenses to average net assets
  (including interest expense and dividends on
  short sales expense)                                 2.81%(c)         3.08%(d)        2.81%(c)         3.08%(d)
Ratio of expenses to average net assets
  (excluding interest expense and dividends on
  short sales expense)                                 2.68%(c)         2.83%(d)        2.68%(c)         2.83%(d)
Ratio of net investment income (loss) to average
  net assets                                          (0.83)(c)        (1.55)%(d)      (0.83)(c)        (1.55)%(d)
Ratio of interest expense and dividends on short
  sales expense to average net assets                  0.13(c)          0.25%(d)        0.13(c)          0.25%(d)
Portfolio turnover rate                                  49%             196%             49%             196%
-----------------------------------------------------------------------------------------------------------------



(a)Calculated using average shares outstanding.


(b)Does not include contingent deferred sales charges and is not annualized for periods less than one year.


(c)Ratios are annualized and based on average daily net assets of $241,224,478 and $100,584,238 for Class B and Class C, respectively for October 31, 2000.


(d)Annualized.

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund (the Special Opportunities Funds).

CHOOSING A SHARE CLASS

The Special Opportunities Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within         charge on redemptions within
                                       six years                            one year(1)

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

(1) AIM Small Cap Opportunities Fund will not accept any single purchase order in excess of $250,000.

-------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

The Special Opportunities Funds have adopted 12b-1 plans that allow them to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of their shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Special Opportunities Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                      A-1                            SOF--11/00

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

SALES CHARGES

Sales charges on the Special Opportunities Funds are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The Special Opportunities Funds are subject to the following initial sales charges:

                                             INVESTOR'S
                                            SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                  AS A % OF       AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
             Less than $   25,000         5.50%         5.82%
$ 25,000 but less than $   50,000         5.25          5.54
$ 50,000 but less than $  100,000         4.75          4.99
$100,000 but less than $  250,000         3.75          3.90
$250,000 but less than $  500,000         3.00          3.09
$500,000 but less than $1,000,000         2.00          2.04
---------------------------------------------------------------

(1) AIM Small Cap Opportunities Fund will not accept any single purchase order in excess of $250,000.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B             CLASS C
--------------------   ----------------    ----------------
First                          5%                1%
Second                         4                None
Third                          3                None
Fourth                         3                None
Fifth                          2                None
Sixth                          1                None
Seventh and following       None                None
-----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the Fund's Statement of Additional Information for details.

SOF--11/00                            A-2

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER SPECIAL OPPORTUNITIES FUND ACCOUNT

The minimum initial investment for Special Opportunities Fund accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Small Cap Opportunities Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                          ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.          Same

By Mail                         Mail completed account application          Mail your check and the remittance
                                and purchase payment to the transfer        slip from your confirmation statement
                                agent,                                      to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application to       Call the transfer agent to receive a
                                the transfer agent. Call the transfer       reference number. Then, use the wire
                                agent at (800) 959-4246 to receive a        instructions at left.
                                reference number. Then, use the
                                following wire instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M Fund
                                Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the          Mail completed AIM Bank Connection
                                methods described above.                    form to the transfer agent. Once the
                                                                            transfer agent has received the form,
                                                                            call the transfer agent to place your
                                                                            purchase order.

By AIM Internet Connect(SM)     Open your account using one of the          Select the AIM Internet Connect
                                methods described above.                    option on your completed account
                                                                            application or complete an AIM
                                                                            Internet Connect Authorization Form.
                                                                            Mail the application or form to the
                                                                            transfer agent. Once your request for
                                                                            this option has been processed (which
                                                                            may take up to 10 days), you may
                                                                            place your purchase order at
                                                                            www.aimfunds.com. The maximum
                                                                            purchase amount per transaction is
                                                                            $100,000. You may not purchase shares
                                                                            in AIM prototype retirement accounts
                                                                            on the internet.
-----------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the Special Opportunities Funds by authorizing the Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $1,000. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from your Special Opportunities Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another Special Opportunities Fund is $1,000. The minimum amount you can exchange to any other AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

                                      A-3                            SOF--11/00

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS B SHARES OR CLASS C SHARES ACQUIRED BY EXCHANGE FROM AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

SOF--11/00                            A-4

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $50,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $50,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

                                      A-5                            SOF--11/00

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares, reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares of the Special Opportunities Funds for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund; or

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum and maximum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

SOF--11/00                            A-6

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-7                            SOF--11/00

                         ------------------------------
                         AIM MID CAP OPPORTUNITIES FUND
                         ------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             Your can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

------------------------------------
 AIM Mid Cap Opportunities Fund
 SEC 1940 Act file number: 811-08697
------------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com   MCO-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                               --Registered Trademark--

      AIM SMALL CAP OPPORTUNITIES FUND

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

      AIM Small Cap Opportunities Fund seeks long-term growth of capital.
                                             AIM--Registered Trademark--
       PROSPECTUS

       MARCH 1, 2001


                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it
                                     before investing and keep it for
                                     future reference.

                                     As with all other mutual fund
                                     securities, the Securities and
                                     Exchange Commission has not approved
                                     or disapproved these securities or
                                     determined whether the information
                                     in this prospectus is adequate or
                                     accurate. Anyone who tells you
                                     otherwise is committing a crime.

                                     The fund has been closed to new
                                     investors since November 4, 1999.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                            INVEST WITH DISCIPLINE
     --Registered Trademark--                           --Registered Trademark--

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------


TABLE OF CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE AND STRATEGIES          1
- - - - - - - - - - - - - - - - - - - - - - - -

PRINCIPAL RISKS OF INVESTING IN THE
  FUND                                       1
- - - - - - - - - - - - - - - - - - - - - - - -

PERFORMANCE INFORMATION                      3
- - - - - - - - - - - - - - - - - - - - - - - -

Annual Total Returns                         3

Performance Table                            3

FEE TABLE AND EXPENSE EXAMPLE                4
- - - - - - - - - - - - - - - - - - - - - - - -

Fee Table                                    4

Expense Example                              4

FUND MANAGEMENT                              5
- - - - - - - - - - - - - - - - - - - - - - - -

The Advisor                                  5

Advisor Compensation                         5

Portfolio Managers                           5

OTHER INFORMATION                            5
- - - - - - - - - - - - - - - - - - - - - - - -

Sales Charges                                5

Dividends and Distributions                  5

Fund Closure                                 5

FINANCIAL HIGHLIGHTS                         6
- - - - - - - - - - - - - - - - - - - - - - - -

SHAREHOLDER INFORMATION                    A-1
- - - - - - - - - - - - - - - - - - - - - - - -

Choosing a Share Class                     A-1

Purchasing Shares                          A-3

Redeeming Shares                           A-4

Exchanging Shares                          A-6

Pricing of Shares                          A-7

Taxes                                      A-7

OBTAINING ADDITIONAL INFORMATION    Back Cover
- - - - - - - - - - - - - - - - - - - - - - - -



The AIM Family of Funds, The AIM Family of Funds and Design (i.e., the AIM logo), AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection and AIM Internet Connect are service marks of A I M Management Group Inc.


No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the fund's Board of Trustees without shareholder approval.

  The fund seeks to meet its objective by investing, normally, at least 65% of its total assets in securities of companies involving a special opportunity, i.e., an unusual development in a company or group of companies. A special opportunity may involve:

  - a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts;

  - changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in scope or nature of foreign competition or development of an emerging industry;

  - new or changed management, or material changes in management policies or corporate structure;

  - significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulations; or

  - other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.

  The fund will invest at least 65% of its total assets in equity securities, or securities convertible into equity securities, of companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the Russell 2000--Registered trademark-- Index. The Russell 2000--Registered Trademark-- Index measures the performance of the smallest 2000 companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on the total market capitalization. The fund may also invest up to 25% of its total assets in foreign securities.

  The fund may sell put and covered call options, and purchase put and call options, on securities, securities indices and foreign currencies. An option is a contract that gives the holder the right to buy (call) or sell (put) a certain number of shares of a specific security at a specified price (exercise price) for a limited amount of time. One method of covering a call option is for the fund to own the shares it would have to deliver if the holder of the call option exercised the option. The fund may invest in options for hedging purposes, i.e., to protect the value of its portfolio. The fund may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The fund may also borrow money to purchase securities, a practice known as "leveraging."

  The portfolio managers purchase securities of companies involving a special opportunity that they believe have the potential for above-average growth in revenues and earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of those factors materially changes.

  The fund is non-diversified. This means that with respect to 50% of its assets, it is permitted to invest more than 5% of its assets in the securities of any one issuer.

  In anticipation of or in response to adverse market conditions, for cash management purposes or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities. As a result, the fund may not achieve its investment objective.

  The fund may engage in active or frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on your investment. Active trading may also increase short-term capital gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

  If the fund purchases a put or call option that expires without value, the fund will have incurred an expense in the amount of the cost of the option. If the fund sells a put option that is exercised, the fund will have to purchase the security at a price greater than its market value. If the fund sells a call option that is exercised, the fund will have to sell the security at a price lower than its market value.

  If the fund borrows money to buy securities (leverages) and the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the fund's shares will decrease faster

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

than if the fund had not used leverage. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. Interest on borrowings is an expense the fund would not otherwise incur.

  If the fund sells a security short, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction, and the more the price of your shares will be affected. The fund will also incur transaction costs to engage in this practice.

  The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

  Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

  Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly.

  An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance is not necessarily an indication of its future performance.


ANNUAL TOTAL RETURNS

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.


                                    [GRAPH]


                           ANNUAL
YEAR ENDED                 TOTAL
DECEMBER 31                RETURNS
-----------                -------
1999                       84.18%
2000                       23.01%


  During the period shown in the bar chart, the highest quarterly return was 37.99% (quarter ended December 31, 1999) and the lowest quarterly return was -9.46% (quarter ended December 31, 2000).


PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.


AVERAGE ANNUAL TOTAL RETURNS
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(for the periods ended                                    SINCE     INCEPTION
December 31, 2000)                             1 YEAR   INCEPTION     DATE
-------------------------------------------------------------------------------
Class A                                        16.26%    44.49%     06/29/98
Class B                                        18.56     46.49      07/13/98
Class C                                        21.31     51.17      12/30/98
Russell 2000--Registered Trademark-- Index(1)  -3.02      3.59(2)   06/30/98(2)
-------------------------------------------------------------------------------


(1) The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest companies based on total market capitalization.
(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund:

SHAREHOLDER FEES
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -
(fees paid directly from
your investment)                    CLASS A   CLASS B   CLASS C
---------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of
offering price)                     5.50%     None      None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption
proceeds, whichever is less)        None(1)   5.00%     1.00%
---------------------------------------------------------------


ANNUAL FUND OPERATING EXPENSES
- - - - - - - - - - - - - - - - - - - - - - - - - -
(expenses that are deducted
from fund assets)       CLASS A   CLASS B   CLASS C
---------------------------------------------------
Management Fees(2)        1.00%     1.00%     1.00%

Distribution and/or
Service (12b-1) Fees      0.35      1.00      1.00

Other Expenses            0.16      0.18      0.18

Dividend Expenses
Attributable to
Securities Sold

Short                     0.04      0.04      0.04

Interest                  0.05      0.05      0.05

Total Other Expenses      0.25      0.27      0.27

Total Annual Fund
Operating Expenses        1.60      2.27      2.27

Fee Waiver(3)             0.10        --        --

Net Expenses              1.50      2.27      2.27
---------------------------------------------------


(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) The fund's base management fee is 1.00%. Effective January 1, 2001, this fee is subject to a maximum 0.75% performance adjustment upward or downward. As a result, beginning January 1, 2001, the fund could pay a management fee that ranges from 0.25% to 1.75% of average daily net assets based on its performance.
(3) The distributor has contractually agreed to limit Class A shares' Rule 12b-1 distribution plan payments to 0.25%. Waiver has been restated to reflect this agreement.

  You may also be charged a transaction or other fee by the financial institution managing your account.

  As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.


  The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's gross operating expenses remain the same. To the extent fund expenses are waived your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:



         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $704     $1,027    $1,373    $2,346
Class B    730      1,009     1,415     2,437
Class C    330        709     1,215     2,605
----------------------------------------------


You would pay the following expenses if you did not redeem your shares:


         1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------
Class A   $704     $1,027    $1,373    $2,346
Class B    230        709     1,215     2,437
Class C    230        709     1,215     2,605
----------------------------------------------


                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.


  The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 130 investment portfolios, including the fund, encompassing a broad range of investment objectives.


ADVISOR COMPENSATION


The advisor receives a management fee from the fund that is comprised of two components. The first component is an annual base fee equal to 1.00% of the fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the fund has performed relative to the Russell 2000--Registered Trademark-- Index. Performance adjustments began on January 1, 2001.


  As a result, beginning January 1, 2001, the maximum performance adjustment upward or downward is 0.75% annually. Depending on the performance of the fund, during any fiscal year the advisor may receive as much as 1.75% or as little as 0.25% in management fees.


  During the fiscal period ended October 31, 2000 the advisor received compensation of 1.00% of average daily net assets.


PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team who are primarily responsible for the day-to-day management of the fund's portfolio are

- Steven A. Brase, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Associate Portfolio Manager and Partner for Bricoleur Capital Management, Inc.

- Brant H. DeMuth, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1992 to 1996, he was Portfolio Manager for Colorado Public Employee's Retirement Association.

- Robert C. Leslie, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1996, he ran his own investment firm, Gamma Investment Management, until it merged with Darien Capital Management where he served as Portfolio Manager and Partner until 1998.

- Christopher P. Perras, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was an equity analyst for Van Wagoner Capital Management. From 1995 to 1997, he was Associate Portfolio Manager at Van Kampen American Capital Asset Management, Inc. From 1993 to 1995, he was Assistant Portfolio Manager with Hellman, Jordan Management Company.

- Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996, he was Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.



OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Small Cap Opportunities Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

FUND CLOSURE

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund discontinued public sales of its shares to new investors on November 4, 1999, after assets reached $500 million. Existing shareholders of the fund who maintain open accounts will be permitted to continue to make additional investments in the fund.

  During this closed period, the fund may impose different standards for additional investments. Also, during this closed period the fund will continue to pay Rule 12b-1 fees, however, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares. The Rule 12b-1 fees for Class B and Class C shares will not be reduced during this closed period.

  The fund may resume sales of shares to new investors at some future date if the Board of Trustees determines that it would be in the best interest of shareholders.

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

  This information has been audited by KPMG LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request.




                                                                                       CLASS A
                                                              ---------------------------------------------------------
                                                                                                        JUNE 29, 1998
                                                               AUGUST 1,                               (DATE OPERATIONS
                                                                THROUGH                                 COMMENCED) TO
                                                              OCTOBER 31,     YEAR ENDED JULY 31,          JULY 31,
                                                                 2000         2000(a)      1999(a)         1998(a)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  25.79      $  14.86     $   9.76         $  10.00
Income from investment operations:
  Net investment income (loss)                                     0.03         (0.14)       (0.09)            0.02
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.23         11.97         5.20            (0.26)
  Total from investment operations                                 0.26         11.83         5.11            (0.24)
Less distributions:
  Dividends from net investment income                               --            --        (0.01)              --
  Distributions from net realized gains                              --         (0.90)          --               --
Net asset value, end of period                                 $  26.05      $  25.79     $  14.86         $   9.76
Total return(b)                                                    1.01%        81.64%       52.36%           (2.40)%
-----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                         $442,913      $449,044     $205,721         $107,540
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense):
  With fee waivers                                                 1.50%(c)      1.73%        2.35%            1.59%(d)
  Without fee waivers                                              1.60%(c)      1.81%        2.35%            1.59%(d)
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense):
  With fee waivers                                                 1.41%(c)      1.47%        1.74%            1.59%(d)
  Without fee waivers                                              1.51%(c)      1.55%        1.74%            1.59%(d)
Ratio of net investment income (loss) to average net assets        0.39%(c)     (0.63)%      (1.44)%           2.00%(d)
Ratio of interest expense and dividends on short sales
  expense to average net assets                                    0.09%(c)      0.26%        0.61%              --
Portfolio turnover rate                                              52%          198%         220%              13%
-----------------------------------------------------------------------------------------------------------------------



(a)Calculated using average shares outstanding.


(b)Does not include sales charges and is not annualized for periods less than one year.


(c)Ratios are annualized and based on average net assets of $463,563,165 for the three months ended October 31, 2000.


(d)Annualized.

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------



FINANCIAL HIGHLIGHTS (continued)
--------------------------------------------------------------------------------

                                                                                       CLASS B
                                                              ---------------------------------------------------------
                                                                                                        JULY 13, 1998
                                                               AUGUST 1,                                 (DATE SALES
                                                                THROUGH                                 COMMENCED) TO
                                                              OCTOBER 31,     YEAR ENDED JULY 31,          JULY 31,
                                                                 2000         2000(a)      1999(a)         1998(a)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $  25.41      $  14.75     $   9.76         $ 10.07
Income from investment operations:
  Net investment income (loss)                                    (0.02)        (0.30)       (0.17)           0.01
  Net gains (losses) on securities (both realized and
    unrealized)                                                    0.22         11.86         5.17           (0.32)
  Total from investment operations                                 0.20         11.56         5.00           (0.31)
Less distributions:
  Dividends from net investment income                               --            --        (0.01)             --
  Distributions from net realized gains                              --         (0.90)          --              --
Net asset value, end of period                                 $  25.61      $  25.41     $  14.75         $  9.76
Total return(b)                                                    0.79%        80.38%       51.30%          (3.08)%
-----------------------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-----------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                         $325,957      $326,571     $153,793         $84,285
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense):                   2.27%(c)      2.48%        3.03%           2.30%(d)
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense):                   2.18%(c)      2.22%        2.42%           2.30%(d)
Ratio of net investment income (loss) to average net assets       (0.37)%(c)    (1.38)%      (2.12)%          1.29%(d)
Ratio of interest expense and dividends on short sales
  expense to average net assets                                    0.09%(c)      0.26%        0.61%             --
Portfolio turnover rate                                              52%          198%         220%             13%
-----------------------------------------------------------------------------------------------------------------------



(a)Calculated using average shares outstanding.


(b)Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.


(c)Ratios are annualized and based on average daily net assets of $339,812,491 for the three months ended October 31, 2000.


(d)Annualized.



                                                                                 CLASS C
                                                              ---------------------------------------------
                                                                                          DECEMBER 30, 1998
                                                               AUGUST 1,       YEAR          (DATE SALES
                                                                THROUGH        ENDED        COMMENCED) TO
                                                              OCTOBER 31,    JULY 31,         JULY 31,
                                                                 2000         2000(a)          1999(a)
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                            $ 25.43       $ 14.78          $11.70
Income from investment operations:
  Net investment income (loss)                                    (0.02)        (0.32)          (0.11)
  Net gains on securities (both realized and unrealized)           0.22         11.87            3.19
  Total from investment operations                                 0.20         11.55            3.08
Less distributions from net realized gains                           --         (0.90)             --
Net asset value, end of period                                  $ 25.63       $ 25.43          $14.78
Total return(b)                                                    0.79%        80.15%          29.31%
-----------------------------------------------------------------------------------------------------------
Ratios/supplemental data:
-----------------------------------------------------------------------------------------------------------
Net assets, end of year (000s omitted)                          $46,111       $44,557          $5,977
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense)                    2.27%(c)      2.48%           3.03%(d)
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense)                    2.18%(c)      2.22%           2.42%(d)
Ratio of net investment income (loss) to average net assets       (0.37)%(c)    (1.38)%         (2.12)%(d)
Ratio of interest expense and dividends on short sales
  expense to average net assets                                    0.09%(c)      0.26%           0.61%(d)
Portfolio turnover rate                                              52%          198%            220%
-----------------------------------------------------------------------------------------------------------



(a)Calculated using average shares outstanding.


(b)Does not deduct contingent deferred sales charges and is not annualized for periods less than one year.


(c)Ratios are annualized and based on average daily net assets of $47,353,060 for the three months ended October 31, 2000.


(d)Annualized.

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about AIM Large Cap Opportunities Fund, AIM Mid Cap Opportunities Fund and AIM Small Cap Opportunities Fund (the Special Opportunities Funds).

CHOOSING A SHARE CLASS

The Special Opportunities Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consider the factors below:

CLASS A                              CLASS B                              CLASS C
---------------------------------------------------------------------------------------------------------
- Initial sales charge               - No initial sales charge            - No initial sales charge

- Reduced or waived initial sales    - Contingent deferred sales          - Contingent deferred sales
  charge for certain purchases(1)      charge on redemptions within         charge on redemptions within
                                       six years                            one year(1)

- Lower distribution and service     - 12b-1 fee of 1.00%                 - 12b-1 fee of 1.00%
  (12b-1) fee than Class B or
  Class C shares (See "Fee Table
  and Expense Example")

                                     - Converts to Class A shares at      - Does not convert to Class A
                                       the end of the month which is        shares
                                       eight years after the date on
                                       which shares were purchased
                                       along with a pro rata portion
                                       of its reinvested dividends and
                                       distributions

- Generally more appropriate for     - Purchase orders limited to         - Generally more appropriate
  long-term investors                  amounts less than $250,000           for short-term investors

(1) AIM Small Cap Opportunities Fund will not accept any single purchase order in excess of $250,000.

-------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

The Special Opportunities Funds have adopted 12b-1 plans that allow them to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of their shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Special Opportunities Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                      A-1                            SOF--11/00

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

SALES CHARGES

Sales charges on the Special Opportunities Funds are detailed below. As used below, the term "offering price" with respect to Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The Special Opportunities Funds are subject to the following initial sales charges:

                                             INVESTOR'S
                                            SALES CHARGE
                                    ---------------------------
AMOUNT OF INVESTMENT                  AS A % OF       AS A % OF
IN SINGLE TRANSACTION(1)            OFFERING PRICE   INVESTMENT
---------------------------------------------------------------
             Less than $   25,000         5.50%         5.82%
$ 25,000 but less than $   50,000         5.25          5.54
$ 50,000 but less than $  100,000         4.75          4.99
$100,000 but less than $  250,000         3.75          3.90
$250,000 but less than $  500,000         3.00          3.09
$500,000 but less than $1,000,000         2.00          2.04
---------------------------------------------------------------

(1) AIM Small Cap Opportunities Fund will not accept any single purchase order in excess of $250,000.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES

You can purchase $1,000,000 or more of Class A shares at net asset value. However, if you purchase shares of that amount, they will be subject to a contingent deferred sales charge (CDSC) of 1% if you redeem them prior to 18 months after the date of purchase. The distributor may pay a dealer concession and/or a service fee for purchases of $1,000,000 or more.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B             CLASS C
--------------------   ----------------    ----------------
First                          5%                1%
Second                         4                None
Third                          3                None
Fourth                         3                None
Fifth                          2                None
Sixth                          1                None
Seventh and following       None                None
-----------------------------------------------------------

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with Class A shares currently owned for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all Class A shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of the AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privilege; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the Fund's Statement of Additional Information for details.

SOF--11/00                            A-2

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

PURCHASING SHARES

MINIMUM INVESTMENTS PER SPECIAL OPPORTUNITIES FUND ACCOUNT

The minimum initial investment for Special Opportunities Fund accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Small Cap Opportunities Fund is $250,000.

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below.

PURCHASE OPTIONS
--------------------------------------------------------------------------------

                                OPENING AN ACCOUNT                          ADDING TO AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.          Same

By Mail                         Mail completed account application          Mail your check and the remittance
                                and purchase payment to the transfer        slip from your confirmation statement
                                agent,                                      to the transfer agent.
                                A I M Fund Services, Inc.,
                                P.O. Box 4739,
                                Houston, TX 77210-4739.

By Wire                         Mail completed account application to       Call the transfer agent to receive a
                                the transfer agent. Call the transfer       reference number. Then, use the wire
                                agent at (800) 959-4246 to receive a        instructions at left.
                                reference number. Then, use the
                                following wire instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M Fund
                                Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #

By AIM Bank Connection(SM)      Open your account using one of the          Mail completed AIM Bank Connection
                                methods described above.                    form to the transfer agent. Once the
                                                                            transfer agent has received the form,
                                                                            call the transfer agent to place your
                                                                            purchase order.

By AIM Internet Connect(SM)     Open your account using one of the          Select the AIM Internet Connect
                                methods described above.                    option on your completed account
                                                                            application or complete an AIM
                                                                            Internet Connect Authorization Form.
                                                                            Mail the application or form to the
                                                                            transfer agent. Once your request for
                                                                            this option has been processed (which
                                                                            may take up to 10 days), you may
                                                                            place your purchase order at
                                                                            www.aimfunds.com. The maximum
                                                                            purchase amount per transaction is
                                                                            $100,000. You may not purchase shares
                                                                            in AIM prototype retirement accounts
                                                                            on the internet.
-----------------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the Special Opportunities Funds by authorizing the Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $1,000. You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from your Special Opportunities Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to another Special Opportunities Fund is $1,000. The minimum amount you can exchange to any other AIM Fund is $50.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

                                      A-3                            SOF--11/00

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM Funds-sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM Funds-sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS B SHARES OR CLASS C SHARES ACQUIRED BY EXCHANGE FROM AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

We will begin the holding period for purposes of calculating the CDSC on Class B shares or Class C shares acquired by exchange from AIM Cash Reserve Shares of AIM Money Market Fund at the time of the exchange into Class B shares or Class C shares.

REDEMPTION OF CLASS B SHARES ACQUIRED BY EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

SOF--11/00                            A-4

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $50,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $50,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.

--------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $50,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

                                      A-5                            SOF--11/00

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

REINSTATEMENT PRIVILEGE (Class A shares only)

You may, within 90 days after you sell Class A shares, reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account. In addition, if you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege. You may exercise this privilege only once per year.

REDEMPTIONS BY THE AIM FUNDS

If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.

  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may exchange AIM Cash Reserve Shares of AIM Money Market Fund for Class A shares of another AIM Fund, or vice versa. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange from Class A shares not subject to a CDSC into Class A shares subject to those charges, you will be charged a CDSC when you redeem the exchanged shares. The CDSC charged on redemption of those shares will be calculated starting on the date you acquired those shares through exchange.

YOU WILL NOT PAY A SALES CHARGE WHEN EXCHANGING:

(1) Class A shares of the Special Opportunities Funds for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund; or

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares.

(3) AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares and Class C shares.

EXCHANGES NOT PERMITTED

You may not exchange Class A shares subject to contingent deferred sales charges for Class A shares of AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund or AIM Tax-Exempt Cash Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum and maximum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.

TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

SOF--11/00                            A-6

                        -------------------------------
                        AIM SPECIAL OPPORTUNITIES FUNDS
                        -------------------------------

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B AND CLASS C SHARES

If you make an exchange involving Class B or Class C shares, the amount of time you held the original shares will be added to the holding period of the Class B or Class C shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds value short-term investments maturing within 60 days at amortized cost, which approximates market value.

  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges, the value of those funds' shares may change on days when you will not be able to purchase or redeem shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours the NYSE is open for business. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good form. An AIM Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. You should consult your tax advisor before investing.

                                      A-7                            SOF--11/00

                        --------------------------------
                        AIM SMALL CAP OPPORTUNITIES FUND
                        --------------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

  If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

---------------------------------------------------------


BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             You can send us a request
                             by e-mail or download
                             prospectuses, annual or
                             semiannual reports via
                             our website:
                             http://www.aimfunds.com


---------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-----------------------------------
AIM Small Cap Opportunities Fund
SEC 1940 Act file number: 811-08697
-----------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com   SCO-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                                  STATEMENT OF
                             ADDITIONAL INFORMATION






                        AIM LARGE CAP OPPORTUNITIES FUND
                         AIM MID CAP OPPORTUNITIES FUND
                        AIM SMALL CAP OPPORTUNITIES FUND


                              (SERIES PORTFOLIOS OF
                        AIM SPECIAL OPPORTUNITIES FUNDS)






                                11 GREENWAY PLAZA
                                    SUITE 100
                             HOUSTON, TX 77046-1173
                                 (713) 626-1919






          THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS
                    AND IT SHOULD BE READ IN CONJUNCTION WITH
                     A PROSPECTUS OF THE ABOVE-NAMED FUNDS,
                 A COPY OF WHICH MAY BE OBTAINED FREE OF CHARGE
                      FROM AUTHORIZED DEALERS OR BY WRITING
                            A I M DISTRIBUTORS, INC.,
                      P.O. BOX 4739, HOUSTON, TX 77210-4739
                          OR BY CALLING (800) 347-4246.




            STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2001,
RELATING TO THE AIM LARGE CAP OPPORTUNITIES FUND PROSPECTUS DATED MARCH 1, 2001,
        THE AIM MID CAP OPPORTUNITIES FUND PROSPECTUS DATED MARCH 1, 2001
     AND THE AIM SMALL CAP OPPORTUNITIES FUND PROSPECTUS DATED MARCH 1, 2001

                                TABLE OF CONTENTS


                                                                                                               PAGE

INTRODUCTION......................................................................................................1

GENERAL INFORMATION ABOUT THE TRUST...............................................................................1
         The Trust and Its Shares.................................................................................1

PERFORMANCE.......................................................................................................3
         Total Return Quotations..................................................................................5
         Historical Portfolio Results.............................................................................5

PORTFOLIO TRANSACTIONS AND BROKERAGE..............................................................................7
         General Brokerage Policy.................................................................................7
         Allocation of Portfolio Transactions.....................................................................7
         Allocation of IPO Securities Transactions................................................................8
         Section 28(e) Standards..................................................................................8
         Transactions with Regular Brokers........................................................................9
         Brokerage Commissions Paid...............................................................................9
         Portfolio Turnover......................................................................................10

INVESTMENT STRATEGIES AND RISKS..................................................................................10
         Equity Securities.......................................................................................10
         Common Stocks...........................................................................................11
         Preferred Stocks........................................................................................11
         Convertible Securities..................................................................................11
         Foreign Securities......................................................................................12
         Risk Factors Regarding Foreign Securities...............................................................12
         Foreign Exchange Transactions...........................................................................13
         Illiquid Securities.....................................................................................14
         Rule 144A Securities....................................................................................14
         Lending of Portfolio Securities.........................................................................14
         Interfund Loans.........................................................................................15
         Equity-Linked Derivatives...............................................................................15
         Repurchase Agreements...................................................................................15
         Reverse Repurchase Agreements...........................................................................15
         Real Estate Investment Trusts ("REITs").................................................................16
         Borrowings and Leverage.................................................................................16
         Special Situations......................................................................................17
         Warrants................................................................................................17
         Investment in Unseasoned Issuers........................................................................17
         Investment in Other Investment Companies................................................................17
         Temporary Defensive Investments.........................................................................18

HEDGING AND OTHER INVESTMENT TECHNIQUES..........................................................................18
         Short Sales.............................................................................................23

INVESTMENT RESTRICTIONS..........................................................................................24
         Fundamental Restrictions................................................................................24
         Non-Fundamental Restrictions............................................................................25

MANAGEMENT.......................................................................................................25
         Trustees and Officers...................................................................................26
                  Remuneration of Trustees.......................................................................29
                  AIM Funds Retirement Plan for Eligible Directors/Trustees......................................31
                  Deferred Compensation Agreements...............................................................32

INVESTMENT ADVISORY AND OTHER SERVICES...........................................................................32

THE DISTRIBUTION PLANS...........................................................................................37
         The Class A and C Plan..................................................................................37
         The Class B Plan........................................................................................37
         Both Plans..............................................................................................38

THE DISTRIBUTOR..................................................................................................43

SALES CHARGES AND DEALER CONCESSIONS.............................................................................45

REDUCTIONS IN INITIAL SALES CHARGES..............................................................................48

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS......................................................................52

HOW TO PURCHASE AND REDEEM SHARES................................................................................54
         Backup Withholding......................................................................................55

NET ASSET VALUE DETERMINATION....................................................................................56

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.........................................................................58
         Reinvestment of Dividends and Distributions.............................................................58
         Tax Matters.............................................................................................58
         Qualification as a Regulated Investment Company.........................................................58
         Investment in Foreign Financial Instruments.............................................................59
         Hedging Transactions....................................................................................59
         Excise Tax on Regulated Investment Companies............................................................60
         Fund Distributions......................................................................................61
         Sale or Redemption of Shares............................................................................63
         Foreign Shareholders....................................................................................63
         Effect of Future Legislation; Local Tax Considerations..................................................64

SHAREHOLDER INFORMATION..........................................................................................64

MISCELLANEOUS INFORMATION........................................................................................67
         Audit Reports...........................................................................................67
         Legal Matters...........................................................................................67
         Custodian and Transfer Agent............................................................................67
         Control Persons and Principal Holders of Securities.....................................................67
         Other Information.......................................................................................69

APPENDIX.........................................................................................................70
         Description of Commercial Paper Ratings.................................................................70
         Description of Corporate Bond Ratings...................................................................70

FINANCIAL STATEMENTS.............................................................................................FS

                                  INTRODUCTION


         AIM Special Opportunities Funds (the "Trust") is a series mutual fund. The rules and regulations of the Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information is included in a prospectus, dated March 1, 2001, which relates to AIM Large Cap Opportunities Fund ("Large Cap"), a separate prospectus, dated March 1, 2001, which relates to AIM Mid Cap Opportunities Fund ("Mid Cap"), and a separate prospectus, dated March 1, 2001, which relates to AIM Small Cap Opportunities Fund ("Small Cap"). Copies of the Large Cap, Mid Cap and Small Cap prospectuses (each a "Prospectus" and collectively, the "Prospectuses") and additional copies of this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Fund's shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.


         This Statement of Additional Information is intended to furnish prospective investors with additional information concerning Large Cap, Mid Cap and Small Cap. Large Cap, Mid Cap and Small Cap closed to new investors as of September 29, 2000, March 21, 2000 and November 4, 1999, respectively. Some of the information required to be in this Statement of Additional Information is also included in the Prospectuses, and in order to avoid repetition, reference will be made herein to sections of the Prospectuses. Additionally, the Prospectuses and this Statement of Additional Information omit certain information contained in the Trust's Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectuses and this Statement of Additional Information, may be obtained from the SEC by paying the charges described under its rules and regulations.

                       GENERAL INFORMATION ABOUT THE TRUST

THE TRUST AND ITS SHARES

         The Trust is organized as a Delaware business trust pursuant to an Agreement and Declaration of Trust, dated March 13, 1998, as amended (the "Trust Agreement"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company, and may consist of one or more series portfolios with one or more classes as authorized from time to time by the Board of Trustees. Large Cap, Mid Cap and Small Cap (each a "Fund" and collectively, the "Funds") are series portfolios of the Trust. Under the Trust Agreement, the Board of Trustees is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.

         Shares of beneficial interest of the Trust are redeemable at their net asset value at the option of the shareholder or at the option of the Trust in certain circumstances. For information concerning the methods of redemption, investors should consult the Prospectuses under the caption "Redeeming Shares."

         The assets received by the Trust from the issue or sale of shares of each of its series of shares and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to the appropriate Fund. They constitute the underlying assets of each Fund, are required to be segregated on the Trust's books of account, and are to be charged with the expenses of such Fund and its relative classes. Any general expenses of the Trust not readily identified as belonging to a particular Fund are allocated by or under the direction of the Board of Trustees, primarily on the basis of relative net assets, or other relevant factors.

         Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board of Trustees of the Trust. Each Fund offers three separate classes of shares as follows: Class A shares, Class B shares and Class C shares. Each such class represents interests in the same portfolio of investments but, as further described in the Prospectuses, each such class is subject to differing sales charges and expenses, which differences will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.


         Class A shares, Class B shares and Class C shares of the same Fund represent interests in that Fund's assets and have identical voting, dividend, liquidation and other rights on the same terms and conditions, except that each class of shares bears differing class-specific expenses, is subject to differing sales loads, conversion features and exchange privileges, and has exclusive voting rights on matters pertaining to that class' distribution plan (although Class B shareholders as well as Class A shareholders of a given Fund must approve any material increase in fees payable with respect to the Class A shares of such Fund under the Class A and C Plan).


         Class B shares automatically convert to Class A shares at the end of the month which is eight years after the date of purchase. A pro rata portion of shares from reinvested dividends and distributions convert at the same time. No other shares have conversion rights. Because Class B shares convert into Class A shares, the holders of Class B shares (as well as the holders of Class A shares) of each Fund must approve any material increase in fees payable with respect to that Fund under the Class A and C Plan or a new class of shares into which the Class B shares will convert must be created which will be identical in all material respects to the Class A shares prior to the material increase in fees.

         Except as specifically noted above, shareholders of the Funds are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the Class A shares, Class B shares and Class C shares of the Funds. However, on matters affecting one portfolio of the Trust or one class of shares, a separate vote of shareholders of that class is required. Shareholders of a class are not entitled to vote on any matter which does not affect that class but which requires a separate vote of another class. An example of a matter which would be voted on separately by shareholders of a class of shares is approval of a distribution plan. When issued, shares of the Funds are fully paid and nonassessable, have no preemptive or subscription rights, and are fully transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shareholders of the Funds do not have cumulative voting rights, which means that in situations in which shareholders elect trustees, holders of more than 50% of the outstanding shares of all Funds voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.

         The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of the Funds will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law and the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.

         The Trust Agreement provides that the trustees of the Trust shall hold office during the existence of the Trust, except as follows: (a) any trustee may resign or retire; (b) any trustee may be removed by a vote of at least two-thirds of the outstanding shares of the Trust, or at any time by written instrument signed by at least two-thirds of the trustees and specifying when such removal becomes effective; or (c) any trustee who has died or become incapacitated and is unable to serve may be retired by a written instrument signed by a majority of the trustees and specifying the date of his or her retirement.

         Under Delaware law, shareholders of a Delaware business trust shall be entitled to the same limitations of liability extended to shareholders of private for-profit corporations, however, there is a remote possibility that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state which does not recognize such limited liability were to apply the laws of such state to a controversy involving such obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations and wherein the complaining party was held not to be bound by the disclaimer.

         The Trust Agreement further provides that the trustees and officers will not be liable for any act, omission or obligation of the Trust or any trustee or officer. However, nothing in the Trust Agreement protects a trustee or officer against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust. The Trust Agreement provides for indemnification by the Trust of the trustees, the officers and employees or agents of the Trust, if it is determined that such person acted in good faith and reasonably believed: (1) in the case of conduct in his or her official capacity for the Trust, that his or her conduct was in the Trust's best interests, (2) in all other cases, that his or her conduct was at least not opposed to the Trust's best interests and (3) in a criminal proceeding, that he or she had no reason to believe that his or her conduct was unlawful. Such person may not be indemnified against any liability to the Trust or to the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers.

                                   PERFORMANCE

         Each Fund's performance may be quoted in advertising in terms of total return. All advertisements of the Funds will disclose the maximum sales charge, if any (including deferred sales charges) imposed on purchases of the Funds' shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. Additional performance information is contained in a Fund's Annual Report to Shareholders, which is available upon request and without charge.

         Each Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class A shares reflects the deduction of the maximum initial sales charge at the time of purchase. Standardized total return for Class B and Class C shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Total returns quoted in advertising reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN A FUND'S RETURN, INVESTORS SHOULD REALIZE THAT A FUND'S PERFORMANCE IS NOT CONSTANT OVER TIME, BUT CHANGES FROM YEAR TO YEAR, AND THAT AVERAGE ANNUAL RETURNS DO NOT REPRESENT THE ACTUAL YEAR-TO-YEAR PERFORMANCE OF A FUND.

         In addition to average annual returns, the Funds may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration. Total returns may be quoted with or without taking a Fund's maximum applicable Class A front-end sales charge or Class B or Class C contingent deferred sales charge into account. Excluding sales charges from a total return calculation produces a higher total return figure.

         From time to time, A I M Advisors, Inc. ("AIM") or its affiliates may waive all or a portion of their fees and/or assume certain expenses of any Fund. Voluntary fee waivers or reductions or commitments to assume expenses may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions or commitments to assume expenses, AIM will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions or reimbursements of expenses set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Fund. Fee waivers or reductions or commitments to reduce expenses will have the effect of increasing that Fund's yield and total return.

         The performance of each Fund will vary from time to time and past results are not necessarily indicative of future results. A Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund and market conditions. A shareholder's investment in a Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in any Fund.

         A Fund may participate in the Initial Public Offering ("IPO") market, and a significant portion of the Funds' returns may be attributable to its investment in IPOs. Investment in IPOs could have a magnified impact on a Fund with a small asset base. There is no guarantee that as a Fund's assets grow, it will continue to experience substantially similar performance by investing in IPOs.

         A Fund's performance may be compared in advertising to the performance of other mutual funds in general, or of particular types of mutual funds, especially those with similar objectives. Such performance data may be prepared by Lipper Incorporated and other independent services which monitor the performance of mutual funds. The Funds may also advertise mutual fund performance rankings which have been assigned to the Funds by such monitoring services.

         A Fund's performance may also be compared in advertising and other materials to the performance of comparative benchmarks such as the Consumer Price Index ("CPI"), the Standard & Poor's 500 Stock Index (the "S&P 500"), and fixed-price investments such as bank certificates of deposit and/or savings accounts.

         The CPI, published by the U.S. Bureau of Labor Statistics, is a statistical measure of changes, over time, in the prices of goods and services. The S&P 500 is a group of unmanaged securities widely regarded by investors as representative of the stock market in general. Comparisons assume the reinvestment of dividends. Fixed Price Investments, such as bank certificates of deposits and savings accounts, are generally backed by federal agencies for up to $100,000. Shares of a Fund are not insured and their value will vary with market conditions.

         In addition, a Fund's long-term performance may be described in advertising in relation to historical, political and/or economic events. A Fund's advertising may from time to time include discussions of general economic conditions and interest rates. A Fund's advertising may also include references to the use of the Fund as part of an individual's overall retirement investment program.

         From time to time, the Funds' sales literature and/or advertisements may disclose (i) top holdings included in a Fund's portfolio, (ii) certain selling group members, and/or (iii) certain institutional shareholders.

         From time to time, the Funds' sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. These topics include, but are not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning and inflation.

TOTAL RETURN QUOTATIONS

         The standard formula for calculating total return is as follows:

                                        n
                                  P(1+T)  = ERV

         where   P = a hypothetical initial payment of $1,000.
                 T = average annual total return (assuming the applicable
                     maximum sales load is deducted at the beginning of the 1, 5 or 10 year periods).
                 n = number of years.
               ERV = ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5 or 10 year periods (or fractional portion of such period).

HISTORICAL PORTFOLIO RESULTS

         Total returns for each of the named Funds with respect to Class A shares for the period ended October 31, 2000 (or since inception) (which include the maximum sales charge of 5.50% and reinvestment of all dividends and distributions) were as follows:

                         CLASS A AVERAGE ANNUAL RETURNS


                                                      Since
                                     One Year       Inception*
                                    ----------      ----------

         Large Cap                         N/A             N/A
         Mid Cap                         34.87%          62.24%
         Small Cap                       53.06%          50.08%


         * The inception dates for Class A shares of the Funds are December 30, 1999, December 30, 1998 and June 29, 1998, respectively.

                           CLASS A CUMULATIVE RETURNS


                                                      Since
                                     One Year       Inception*
                                    ----------      ----------

         Large Cap                         N/A           29.11%
         Mid Cap                         34.87%         143.09%
         Small Cap                       53.06%         158.57%



         Total returns for each of the named Funds with respect to its Class B shares (which deduct the maximum contingent deferred sales charge of 5% and include reinvestment of all dividends and distributions), for the period ended October 31, 2000 (or since inception) were as follows:

                         CLASS B AVERAGE ANNUAL RETURNS


                                                      Since
                                     One Year       Inception*
                                    ----------      ----------

         Large Cap                         N/A             N/A
         Mid Cap                           N/A             N/A
         Small Cap                       55.72%          52.51%


         * The inception dates for Class B shares of the Funds are March 31, 2000, November 12, 1999 and July 13, 1998, respectively.

                           CLASS B CUMULATIVE RETURNS


                                                      Since
                                     One Year       Inception*
                                    ----------      ----------

         Large Cap                         N/A            1.32%
         Mid Cap                           N/A           24.65%
         Small Cap                       55.72%         164.14%


         Total returns for each of the named Funds with respect to its Class C shares for the period ended October 31, 2000 (or since inception), were as follows:

                         CLASS C AVERAGE ANNUAL RETURNS


                                                      Since
                                     One Year       Inception*
                                    ----------      ----------

         Large Cap                         N/A             N/A
         Mid Cap                           N/A             N/A
         Small Cap                       59.65%          59.43%


                           CLASS C CUMULATIVE RETURNS


                                                      Since
                                     One Year       Inception*
                                    ----------      ----------

         Large Cap                         N/A            5.25%
         Mid Cap                           N/A           28.65%
         Small Cap                       59.65%         135.42%


         * The inception dates for Class C shares of the Funds are March 31, 2000, November 12, 1999 and December 30, 1998, respectively.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

GENERAL BROKERAGE POLICY

         AIM makes decisions to buy and sell securities for each Fund, selects broker-dealers, effects the Funds' investment portfolio transactions, allocates brokerage fees in such transactions, and where applicable, negotiates commissions and spreads on transactions. AIM's primary consideration in effecting a security transaction is to obtain the most favorable execution of the order, which includes the best price on the security and a low commission rate. While AIM seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See "Section 28(e) Standards" below.

         Some of the securities in which the Funds invest are traded in over-the-counter markets. In such transactions, a Fund deals directly with dealers who make markets in the securities involved, except when better prices are available elsewhere. Portfolio transactions placed through dealers who are primary market makers are effected at net prices without commissions, but which include compensation in the form of a mark up or mark down.

         Traditionally, commission rates have not been negotiated on stock markets outside the United States. Although in recent years many overseas stock markets have adopted a system of negotiated rates, a number of markets maintain an established schedule of minimum commission rates.

         AIM may determine target levels of commission business with various brokers on behalf of its clients (including the Funds) over a certain time period. The target levels will be based upon the following factors, among others: (1) the execution services provided by the broker; (2) the research services provided by the broker; and (3) the broker's interest in mutual funds in general and in the Funds and other mutual funds advised by AIM or A I M Capital Management, Inc. (collectively, the "AIM Funds") in particular, including sales of the Funds and of the other AIM Funds. In connection with (3) above, the Funds' trades may be executed directly by dealers that sell shares of the AIM Funds or by other broker-dealers with which such dealers have clearing arrangements. AIM will not use a specific formula in connection with any of these considerations to determine the target levels.

         The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to another AIM Fund or account and may invest in affiliated money market funds, provided the Funds follow procedures adopted by the Board of Directors/Trustees of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.

ALLOCATION OF PORTFOLIO TRANSACTIONS

         AIM and its affiliates manage numerous other investment accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another AIM Fund or one or more of these investment accounts. However, the position of each account in the same securities and the length of time that each account may hold its investment in the same securities may vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more of these accounts, and is considered at or about the same time, AIM will fairly allocate transactions in such securities among the Fund(s) and these accounts. AIM may combine such transactions, in accordance with applicable laws and regulations, to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund's ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

         Sometimes the procedure for allocating portfolio transactions among the various investment accounts advised by AIM could have an adverse effect on the price or amount of securities available to a Fund. In making such allocations, AIM considers the investment objectives and policies of its advisory clients, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the judgments of the persons responsible for recommending the investment.

ALLOCATION OF IPO SECURITIES TRANSACTIONS

         From time to time, certain of the AIM Funds or other accounts managed by AIM may become interested in participating in security distributions that are available in an IPO, and occasions may arise when purchases of such securities by one AIM Fund or account may also be considered for purchase by one or more other AIM Funds or accounts. In such cases, it shall be AIM's practice to specifically combine or otherwise bunch indications of interest for IPO securities for all AIM Funds and accounts participating in purchase transactions for that security, and to allocate such transactions in accordance with the following procedures:

         AIM will determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including suitability of the investment with the AIM Fund's or account's investment objective, policies and strategies, the liquidity of the AIM Fund or account if such investment is purchased, and whether the portfolio manager intends to hold the security as a long-term investment. The allocation of limited supply securities issued in IPOs will be made to eligible AIM Funds and accounts in a manner designed to be fair and equitable for the eligible AIM Funds and accounts, and so that there is equal allocation of IPOs over the longer term. Where multiple funds or accounts are eligible, rotational participation may occur, based on the extent to which an AIM Fund or account has participated in previous IPOs as well as the size of the AIM Fund or account. Each eligible AIM Fund or account with an asset level of less that $500 million will be placed in one of three tiers, depending upon its asset level. The AIM Funds and accounts in the tier containing funds and accounts with the smallest asset levels will participate first, each receiving a 40 basis point allocation (rounded to the nearest share round lot that approximates 40 basis points) (the "Allocation"), based on that AIM Fund's or account's net assets. This process continues until all of the AIM Funds and accounts in the three tiers receive their Allocations, or until the shares are all allocated. Should securities remain after this process, eligible AIM Funds and accounts will receive their Allocations on a straight pro rata basis. For the tier of AIM Funds and accounts not receiving a full Allocation, the Allocation may be made only to certain AIM Funds or accounts so that each may receive close to or exactly 40 basis points.

         When any AIM Fund and/or account with substantially identical investment objectives and policies participates in syndicates, they will do so in amounts that are substantially proportionate to each other. In these cases, the net assets of the largest AIM Fund will be used to determine in which tier, as described in the paragraph above, such group of AIM Funds will be placed. If no AIM Fund is participating, then the net assets of the largest account will be used to determine tier placement. The price per share of securities purchased in such syndicate transactions will be the same for each AIM Fund and account.

SECTION 28(e) STANDARDS

         Section 28(e) of the Securities Exchange Act of 1934 provides that AIM, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e), AIM must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or AIM's overall responsibilities with respect to the accounts as to which it exercises investment discretion." The services provided by the broker also must lawfully and appropriately assist AIM in the performance of its investment decision-making responsibilities. Accordingly, in recognition of research services provided to it, a Fund may pay a broker higher commissions than those available from another broker.

         Research services received from broker-dealers supplement AIM's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; information concerning prices of securities; and information supplied by specialized services to AIM and to the Trust's Trustees with respect to the performance, investment activities, and fees and expenses of other mutual funds. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information, the providing of custody services, as well as the providing of equipment used to communicate research information, the providing of specialized consultations with AIM personnel with respect to computerized systems and data furnished to AIM as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

         The outside research assistance is useful to AIM since the broker-dealers used by AIM tend to follow a broader universe of securities and other matters than AIM's staff can follow. In addition, the research provides AIM with a diverse perspective on financial markets. Research services provided to AIM by broker-dealers are available for the benefit of all accounts managed or advised by AIM or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by AIM's clients, including the Funds. However, the Funds are not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

         In some cases, the research services are available only from the broker-dealer providing them. In other cases, the research services may be obtainable from alternative sources in return for cash payments. AIM believes that the research services are beneficial in supplementing AIM's research and analysis and that they improve the quality of AIM's investment advice. The advisory fee paid by the Funds is not reduced because AIM receives such services. However, to the extent that AIM would have purchased research services had they not been provided by broker-dealers, the expenses to AIM could be considered to have been reduced accordingly.

TRANSACTIONS WITH REGULAR BROKERS

         As of October 31, 2000, each of the Funds held an amount of common stock issued by the following regular brokers, as that term is defined in Rule 10b-1 under the 1940 Act, as follows:


                                                     BROKER                              COMMON
                                                      NAME                               STOCK
                                                     ------                              ------

Large Cap Opportunities                   Raymond James Financial, Inc.                 $ 11,012,731
Mid Cap Opportunities                     Edwards (A.G.), Inc.                          $  3,552,500
                                          Legg Mason, Inc.                              $  4,456,238
                                          Lehman Brothers Holdings, Inc.                $  6,450,000
Small Cap Opportunities                   Goldman Sachs Group, Inc. (The)               $ 13,474,688
                                          Morgan Stanley Dean Witter & Co.              $ 13,251,563


BROKERAGE COMMISSIONS PAID


         For the fiscal period ended October 31, 2000 and the fiscal years ended July 31, 2000, 1999 and 1998, Large Cap, Mid Cap and Small Cap Funds paid brokerage commissions as follows:

                                        October 31,       July 31,         July 31,         July 31,
                                           2000             2000             1999             1998
                                       ------------     ------------     ------------     ------------

AIM Large Cap Opportunities Fund       $  1,481,795     $    544,223              N/A              N/A
AIM Mid Cap Opportunities Fund         $  2,029,615     $  3,485,495     $     19,692              N/A
AIM Small Cap Opportunities Fund       $  2,158,595     $  4,525,859     $  2,857,494     $     79,068



         For the fiscal period ended October 31, 2000, AIM allocated certain of Large Cap, Mid Cap and Small Cap's brokerage transactions to certain broker-dealers that provided AIM with certain research, statistical and other information. Such transactions and the related brokerage commissions were as follows:



                                                          Transactions     Commissions
                                                          ------------     ------------

         AIM Large Cap Opportunities Fund                 $ 11,593,213     $     11,979
         AIM Mid Cap Opportunities Fund                   $  1,918,094     $      2,078
         AIM Small Cap Opportunities Fund                 $  6,695,503     $     16,687


PORTFOLIO TURNOVER

         Any particular security will be sold, and the proceeds reinvested, whenever such action is deemed prudent from the viewpoint of each Fund's investment objectives, regardless of the holding period of that security. The portfolio turnover rate of Large Cap, Mid Cap and Small Cap is shown under "Financial Highlights" in the applicable Prospectus. Higher portfolio turnover involves corresponding greater transaction costs which are borne directly by the Funds, and may increase capital gains which are taxable as ordinary income when distributed to shareholders. Changes in the portfolio holdings are made without regard to whether a sale would result in a profit or loss.

                         INVESTMENT STRATEGIES AND RISKS

         The following discussion of investment strategies and risks supplements the discussion of the investment strategies and risks set forth in the Prospectus of each Fund under the headings "Investment Objective and Strategies" and "Principal Risks of Investing in the Fund." The investment objective of each fund is non-fundamental and may be changed without shareholder approval. Each Fund's investment policies, strategies and practices are not fundamental. The Board of Trustees of the Trust reserves the right to change any of these non-fundamental investment policies, strategies or practices without shareholder approval. The Funds have adopted investment restrictions, some of which are fundamental and cannot be changed without shareholder approval. See "Investment Restrictions" herein. Individuals considering the purchase of shares of the Funds should recognize that there are risks in the ownership of any security and that no assurance can be given that the Funds will achieve their investment objectives.

         The Funds are non-diversified portfolios (as defined in the 1940 Act), which means that each Fund may invest a greater proportion of its assets in the securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified portfolio. (A diversified portfolio may not, with respect to 75% of its total assets, invest more than 5% of its assets in securities of one issuer.) The Funds intend to satisfy the diversification requirements of the Internal Revenue Code to qualify as a regulated investment company. See "Dividends, Distributions and Tax Matters" herein.

EQUITY SECURITIES

         Each Fund will invest primarily in equity securities. While the Funds may invest in securities of companies of varying market capitalization, it is anticipated that Large Cap will be invested primarily in securities of large capitalization companies, Mid Cap will be invested primarily in securities of medium market capitalization companies, and Small Cap will be invested primarily in securities of small capitalization companies. Small capitalization companies may be in the early stages of development, have limited product lines, markets, or financial resources, and/or lack management depth. These companies may be more impacted by intense competition from larger companies, and the trading market for their securities may be less liquid and more volatile. As a result, investments in small companies involve greater risk than investments in larger, more established companies, and the net asset value of funds that invest in small companies may fluctuate more widely than other funds that do not so invest or stock market indices such as the Dow Jones Industrial Average or the Standard & Poor's 500 Stock Index.

COMMON STOCKS

         The Funds will invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stocks are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

PREFERRED STOCKS

         The Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

CONVERTIBLE SECURITIES

         The Funds may invest up to 25% of their total assets in convertible securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities consequently often involve attributes of both debt and equity instruments, and investment in such securities requires analysis of both credit and stock market risks. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible income securities in that they ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument and in some instances may be subject to conversion into or exchanged for another security at the option of an issuer. Although the Funds will only purchase convertible securities that AIM considers to have adequate protection parameters, including an adequate capacity to pay interest and repay principal in a timely manner, the Funds invest without regard to corporate bond ratings.

FOREIGN SECURITIES

         Each of the Funds may hold foreign securities. Such investments may include American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and other securities representing underlying securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. To the extent the Funds invest in securities denominated in foreign currencies, each Fund bears the risk of changes in the exchange rates between U.S. currency and the foreign currency, as well as the availability and status of foreign securities markets. These securities will be marketable equity securities (including common and preferred stock, depositary receipts for stock and fixed income or equity securities exchangeable for or convertible into stock) of foreign companies which generally are listed on a recognized foreign securities exchange or traded in a foreign over-the-counter market. The Funds may also invest in foreign securities listed on recognized U.S. securities exchanges or traded in the U.S. over-the-counter market. Foreign securities may be issued by foreign companies located in developing countries in various regions of the world. A "developing country" is a country in the initial stages of its industrial cycle. As compared to investment in the securities markets of developed countries, investment in the securities markets of developing countries involves exposure to markets that may have substantially less trading volume and greater price volatility, economic structures that are less diverse and mature, and political systems that may be less stable. For a discussion of the risks pertaining to investments in foreign obligations, see "Risk Factors Regarding Foreign Securities" below.

         ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the United States securities markets, and EDRs, in bearer form, are designed for use in European securities markets. ADRs and EDRs may be listed on stock exchanges, or traded in OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. Investments by a Fund in securities of foreign corporations may involve considerations and risks that are different in certain respects from an investment in securities of U.S. companies. Such risks include possible imposition of withholding taxes on interest or dividends, possible adoption of foreign governmental restrictions on repatriation of income or capital invested, or other adverse political or economic developments. Additionally, it may be more difficult to enforce the rights of a security holder against a foreign corporation, and information about the operations of foreign corporations may be more difficult to obtain and evaluate.

RISK FACTORS REGARDING FOREIGN SECURITIES

         Investments by the Funds in foreign securities, whether denominated in U.S. currencies or foreign currencies, may entail all of the risks set forth below. Investments in ADRs, EDRs or similar securities also may entail some or all of the risks as set forth below.

         Currency Risk. The value of the Funds' foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and increases when the value of the U.S. dollar falls against such currency.

         On January 1, 1999, certain members of the European Economic and Monetary Union ("EMU"), namely Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain established a common European currency known as the "euro" and each member's local currency became a denomination of the euro. It is anticipated that each participating country will replace its local currency with the euro on July 1, 2002. Any other European country that is a member of the European Union and satisfies the criteria for participation in the EMU may elect to participate in the EMU and may supplement its existing currency with the euro. The anticipated replacement of existing currencies with the euro on July 1, 2002 could cause market disruptions before or after July 1, 2002 and could adversely affect the value of securities held by a Fund.

         Political and Economic Risk. The economies of many of the countries in which the Funds may invest are not as developed as the United States economy and may be subject to significantly different forces. Political or social instability, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds' investments.

         Regulatory Risk. Foreign companies are not registered with the SEC and are generally not subject to the regulatory controls imposed on United States issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds' shareholders.

         Market Risk. The securities markets in many of the countries in which the Funds invest will have substantially less trading volume than the major United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may be associated with the maintenance of assets in foreign jurisdictions. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers which may make it difficult to enforce contractual obligations. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.

FOREIGN EXCHANGE TRANSACTIONS

         Each Fund may buy and sell currencies either in the spot (cash) market or in the forward market (through forward contracts generally expiring within one year). The Funds have authority to deal in foreign exchange between currencies of the different countries in which they will invest as a hedge against possible variations in the foreign exchange rate between those currencies. This may be accomplished through direct purchases or sales of foreign currency, purchases of options on futures contracts with respect to foreign currency, and contractual agreements to purchase or sell a specified currency at a specified future date (up to one year) at a price set at the time of the contract. Such contractual commitments may be forward contracts entered into directly with another party or exchange-traded futures contracts. Forward contracts are traded over-the-counter, and not on organized commodities or securities exchanges. As a result, it may be more difficult to value such forward contracts, and it may be difficult to enter into closing transactions with respect to them. The Funds may purchase and sell options on futures contracts or forward contracts which are denominated in a particular foreign currency to hedge the risk of fluctuations in the value of another currency. Each Fund's dealings in foreign exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds accruing in connection with the purchase or sale of its portfolio securities, the sale and redemption of shares of the Funds, or the payment of dividends and distributions by the Funds. Position hedging is the purchase or sale of foreign currency with respect to portfolio security positions (or underlying portfolio security positions, such as in an ADR) denominated or quoted in a foreign currency. The Funds will not speculate in foreign exchange, nor commit a larger percentage of its total assets to foreign exchange hedges than the percentage of its total assets that it may invest in foreign securities.

         Purchases and sales of foreign securities are usually made with foreign currencies, and consequently each Fund may from time to time hold cash balances in the form of foreign currencies and multinational currency units. Such foreign currencies and multinational currency units will usually be acquired on a spot
(cash) basis at the spot rate prevailing in foreign exchange markets and will result in currency conversion costs to a Fund. The Funds attempt to purchase and sell foreign currencies on as favorable a basis as practicable; however, some price spread on foreign exchange transactions (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another, or when U.S. dollars are used to purchase foreign securities. Certain countries could adopt policies which would prevent the Funds from transferring cash out of such countries, and a Fund may be affected either favorably or unfavorably by fluctuations in relative exchange rates while a Fund holds foreign currencies.

ILLIQUID SECURITIES

         Each Fund may invest up to 15% of its net assets in securities that are illiquid. Illiquid securities include securities that cannot be disposed of promptly (within seven days) in the normal course of business at a price at which they are valued. Illiquid securities may include securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933. Restricted securities may, in certain circumstances, be resold pursuant to Rule 144A, and thus may or may not constitute illiquid securities. Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. The Trust's Board of Trustees is responsible for developing and establishing guidelines and procedures for determining the liquidity of Rule 144A restricted securities on behalf of the Funds and monitoring AIM's implementation of the guidelines and procedures.

RULE 144A SECURITIES

         Each Fund may purchase securities which, while privately placed, are eligible for purchase and sale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). This Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the 1933 Act. AIM, under the supervision of the Trust's Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction of investing no more than 15% of its assets in illiquid securities. Determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination AIM will consider the trading markets for the specific security taking into account the unregistered nature of a Rule 144A security. In addition, AIM could consider the (i) frequency of trades and quotes, (ii) number of dealers and potential purchasers, (iii) dealer undertakings to make a market, and (iv) nature of the security and of market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will also be monitored by AIM and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that such Fund does not invest more than 15% of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of each Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

LENDING OF PORTFOLIO SECURITIES

         Consistent with applicable regulatory requirements, the Funds may each lend their portfolio securities (principally to broker-dealers) to the extent of one-third of their respective total assets. Such loans would be callable at any time and would be continuously secured by collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund would continue to receive the income on loaned securities and would, at the same time, earn interest on the loan collateral or on the investment of the loan collateral if it were cash. Any cash collateral pursuant to these loans would be invested in short-term money market instruments or affiliated money market funds. Where voting or consent rights with respect to loaned securities pass to the borrower, the Funds will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the matters involved are expected to have a material effect on each Fund's investment in the loaned securities. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the lender did not increase the collateral accordingly.

INTERFUND LOANS

         Each Fund may lend up to 33 1/3% of its total assets to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order. An application for exemptive relief has been filed with the SEC on behalf of the Funds and others. Each Fund may also borrow from another AIM Fund to satisfy redemption requests or to cover unanticipated cash shortfalls due to a delay in the delivery of cash to the Fund's custodian or improper delivery instructions by a broker effectuating a transaction.

EQUITY-LINKED DERIVATIVES

         Each of the Funds may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optomised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investments in other investment companies. See "Investment in Other Investment Companies."

REPURCHASE AGREEMENTS

         Each Fund may enter into repurchase agreements. A repurchase agreement is an instrument under which a Fund acquires ownership of a debt security and the seller (usually a broker or bank) agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during such Fund's holding period. In the event of bankruptcy or other default of a seller of a repurchase agreement, a Fund may experience both delays in liquidating the underlying securities and losses, including: (a) a possible decline in the value of the underlying security during the period in which a Fund seeks to enforce its rights thereto; (b) a possible subnormal level of income and lack of access to income during this period; and
(c) expenses of enforcing its rights. To the extent that the Funds invest to a significant degree in these instruments, their ability to achieve their investment objective may be adversely affected. A repurchase agreement is collateralized by the security acquired by a Fund and its value is marked to market daily in order to minimize the Fund's risk. Repurchase agreements usually are for short periods, such as one or two days, but may be entered into for longer periods of time.

REVERSE REPURCHASE AGREEMENTS

         Each Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by a Fund, with an agreement that it will repurchase the securities at an agreed upon price and date. Each Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions;
(ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Each Fund may employ reverse repurchase agreements only in amounts up to 33 1/3% of the value of a Fund's total assets at the time the Fund enters into a reverse repurchase agreement. At the time it enters into a reverse repurchase agreement, a Fund will segregate liquid assets having a dollar value equal to the repurchase price. The segregated securities will be marked-to-market, and additional securities will be segregated if necessary to maintain adequate coverage.

REAL ESTATE INVESTMENT TRUSTS ("REITs")

         To the extent consistent with its investment objectives and policies, each Fund may invest in equity and/or debt securities issued by REITs. Such investments will not exceed 25% of the total assets of each Fund.

         REITs are trusts which sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. A REIT may focus on particular projects, such as apartment complexes, or geographic regions, such as the southeastern United States, or both. By investing in REITs indirectly through the Funds, a shareholder will bear not only his/her proportionate share of the expenses of the Funds, but also, indirectly, similar expenses of the REIT.

         To the extent that the Funds have the ability to invest in REITs, the Funds could conceivably own real estate directly as a result of a default on the securities it owns. The Funds, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, and increases in interest rates.

         In addition to the risks described above, REITs may be affected by any changes in the value of the underlying property in their portfolios. REITs are dependent upon management skill, are not diversified, and are therefore subject to the risk of financing single or a limited number of projects. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act. Changes in interest rates may also affect the value of debt securities held by the Funds. By investing in REITs indirectly through the Funds, a shareholder will bear not only his/her proportionate share of the expenses of the Funds, but also, indirectly, similar expenses of the REITs.

BORROWINGS AND LEVERAGE

         The Funds may borrow money from banks (including the Funds' custodian bank), subject to the limitations under the 1940 Act. The Funds will limit borrowings and reverse repurchase agreements to an aggregate of 33 1/3% of the Funds' total assets at the time of the transaction.

         The Funds may employ "leverage" by borrowing money and using it to purchase additional securities. Leverage increases both investment opportunity and investment risk. If the investment gains on the securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Funds' shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest on borrowings), or if there are losses, the net asset value of the Funds' shares will decrease faster than would otherwise be the case. The Funds will maintain asset coverage of at least 300% for all such borrowings, and should such asset coverage at any time fall below 300%, the Funds will be required to reduce its borrowing within three days to the extent necessary to satisfy this requirement. To reduce its borrowing, the Fund might be required to sell securities at a disadvantageous time. Interest on money borrowed is an expense the Fund would not otherwise incur, and the Funds may therefore have little or no investment income during periods of substantial borrowings.

SPECIAL SITUATIONS

         Each Fund may invest in "special situations." A special situation arises when, in the opinion of a Fund's management, the securities of a particular company will, within a reasonably estimable period of time, be accorded market recognition at an appreciated value solely by reason of a development applicable to that company, and regardless of general business conditions or movements of the market as a whole. Developments creating special situations might include, among others: liquidations, reorganizations, recapitalizations, mergers, material litigation, technical breakthroughs, and new management or management policies. Although large and well-known companies may be involved, special situations more often involve comparatively small or unseasoned companies. Investments in unseasoned companies and special situations often involve much greater risk than is inherent in ordinary investment securities.

WARRANTS

         The Funds may invest in warrants. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors. The investment in warrants by each Fund may not exceed 10% of the value of the Fund's net assets.

INVESTMENT IN UNSEASONED ISSUERS

         Each Fund may purchase securities in unseasoned issuers. Securities in such issuers may provide opportunities for long term capital growth. Greater risks are associated with investments in securities of unseasoned issuers than in the securities of more established companies because unseasoned issuers have only a brief operating history and may have more limited markets and financial resources. As a result, securities of unseasoned issuers tend to be more volatile than securities of more established companies.

INVESTMENT IN OTHER INVESTMENT COMPANIES

         Each of the Funds may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to a Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Funds have obtained an exemptive order from the SEC allowing them to invest in money market funds that have AIM or an affiliate of AIM as an investment advisor (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the investing Fund.

TEMPORARY DEFENSIVE INVESTMENTS

         In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, each of the Funds may temporarily hold all or a portion of its assets in cash, money market instruments, bonds, or other debt securities. Each of the Funds may also invest up to 25% of its total assets in Affiliated Money Market Funds for these purposes. For a description of the various rating categories of corporate bonds and commercial paper in which the Funds may invest, see the Appendix to this Statement of Additional Information.

                     HEDGING AND OTHER INVESTMENT TECHNIQUES

         The Funds may enter into transactions in options, futures and forward contracts on a variety of instruments and indexes, in order to protect against declines in the value of portfolio securities and increases in the cost of securities to be acquired as well as to increase the Funds' return.


         Options. The Funds may write (sell) "covered" put and call options and buy put and call options, including securities index and foreign currency options. A call option is a contract that gives to the holder the right to buy a specified amount of the underlying security at a fixed or determinable price (called the exercise or strike price) upon exercise of the option. A put option is a contract that gives the holder the right to sell a specified amount of the underlying security at a fixed or determinable price upon exercise of the option. In the case of index options, exercises are settled through the payment of cash rather than the delivery of property.


         Options purchased or written by the Funds may be traded on the national securities exchanges or negotiated with a dealer. Options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to such options. Such options and the securities used as "cover" for such options, unless otherwise indicated, would be considered illiquid securities.

         In some instances in which the Funds have entered into agreements with primary dealers with respect to the over-the-counter options it has written, and such agreements would enable the Funds to have an absolute right to repurchase at a pre-established formula price the over-the-counter option written by them, the Funds would treat as illiquid only securities equal in amount to the formula price described above less the amount by which the option is "in-the-money," i.e., the price of the option exceeds the exercise price.

         The Funds may purchase put and call options and write covered put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. Each Fund may use up to 10% of its total assets to purchase put and call options on foreign currencies. Such investment strategies will be used as a hedge and not for speculation. As in the case of other types of options, the writing of an option on foreign currency will constitute a partial hedge, up to the amount of the premium received. Moreover, the Funds could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Funds' position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies may be traded on the national securities exchanges or in the over-the-counter market. As described above, options traded in the over-the-counter market may not be as actively traded as those on an exchange, so it may be more difficult to value such options. In addition, it may be difficult to enter into closing transactions with respect to options traded over-the-counter.

         Options are subject to certain risks, including the risk of imperfect correlation between the option and the Funds' other investments and the risk that there may not be a liquid secondary market for the option when the Funds seek to hedge against adverse market movements. This may cause the Funds to lose the entire premium on purchased options or reduce their ability to effect closing transactions at favorable prices.


         Each Fund can cover a written put option by:

         o Selling short the underlying security, index, interest rate, foreign currency or futures contract at the same or greater price than the exercise price of the put option;

         o Purchasing a put option on the same security or index or interest rate, foreign currency or futures contract with the same or greater exercise price;

         o Purchasing a put option on the same security or index or interest rate, foreign currency or futures contract with a lesser exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices; or

         o Segregating cash or liquid securities (not limited to the underlying security), marked to market daily, equal to at least the exercise price of the optioned securities, interest rate, foreign currency or futures contract.

         Each Fund can cover a written call option by:

         o Purchasing the underlying security (or securities convertible into the underlying security without additional consideration), index, interest rate, foreign currency or futures contract;

         o Purchasing a call option on the same security or index or interest rate, foreign currency or futures contract with the same or lesser exercise price;

         o Purchasing a call option on the same security or index or interest rate, foreign currency or futures contract with a greater exercise price and segregating cash or liquid securities in an amount equal to the difference between the exercise prices;

         o Segregating cash or liquid securities (not limited to the underlying security) equal to at least the market value of the optioned securities, interest rate, foreign currency or futures contract, all marked to market daily; or

         o In the case of an index, purchasing a portfolio of securities substantially replicating the movement of the index.

         The Funds will not purchase options if, at the time of the investment, the aggregate premiums paid for outstanding options will exceed 25% of the Funds' total assets.


         Each Fund may write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Fund loses any opportunity to profit from an increase in the market price of the underlying securities, above the exercise price, while the contract is outstanding, except to the extent the premium represents a profit. The Fund also retains the risk of loss if the price of the security declines, although the premium is intended to offset that loss in whole or in part. As long as its obligations under the option continue, a Fund must assume that the call may be exercised at any time and that the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price.

         Each Fund may enter into a "closing purchase transaction," by purchasing an option identical to the one it has written, and terminate its obligations under the covered call. A Fund will realize a gain (or loss) from a closing purchase transaction if the amount paid to purchase a call option is less (or more) than the premium received upon writing the corresponding call option. Any loss resulting from the exercise or closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund primarily because a price increase of a call option generally reflects an increase in the market price of the securities on which the option is based. In order to sell portfolio securities that cover a call option, a Fund will effect a closing purchase transaction so as to close out any existing covered call option on those securities. A closing purchase transaction for exchange-traded options may be made only on a national securities exchange. A liquid secondary market on an exchange may not always exist for any particular option, or at any particular time, and, for some options, such as over-the-counter options, no secondary market on an exchange may exist. If a Fund is unable to effect a closing purchase transaction, it will not sell the underlying security until the option expires or until it delivers the underlying security upon exercise.

         Each Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. A Fund may also write put options if it expects a decline in the price of the underlying securities and intends to exercise the option at a price which, offset by the option premium, is less than the current price. The risk of either strategy is that the price of the underlying securities may decline by an amount greater than the premium received.

         The Funds may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised. If a Fund is able to enter into a closing purchase transaction, it will realize a profit (or loss) from that transaction if the cost of the transaction is less (or more) than the premium received from the writing of the option. After writing a put option, a Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying securities plus the premiums received from the sale of the option.

         The purchase of put options on securities enables a Fund to preserve, at least partially, unrealized gains in an appreciated security in its portfolio without actually selling the security. In addition, the Funds may continue to receive interest or dividend income on the security.

         The Funds may write call options on securities or securities indexes for the purpose of providing a partial hedge against a decline in the value of its portfolio securities. The Funds may write put options on securities or securities indexes in order to earn additional income or (in the case of put options written on individual securities) to purchase the underlying security at a price below the current market price. If the Funds write an option which expires unexercised or is closed out by the Funds at a profit, they will retain all or part of the premium received for the option, which will increase its gross income. If the price of the underlying security moves adversely to the Funds' position, the option may be exercised and the Funds will be required to sell or purchase the underlying security at a disadvantageous price, or, in the case of index options, delivery an amount of cash, which loss may only be partially offset by the amount of premium received.

         The Funds may also purchase put or call options on securities and securities indexes in order to hedge against changes in interest rates or stock prices which may adversely affect the prices of securities that the Funds want to purchase at a later date, to hedge their existing investments against a decline in value, or to attempt to reduce the risk of missing a market or industry segment advance or decline. In the event that the expected changes in interest rates or stock prices occur, the Funds may be able to offset the resulting adverse effect on the Funds by exercising or selling the options purchased. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise or liquidation of the option. Unless the price of the underlying security or level of the securities index changes by an amount in excess of the premium paid, the option may expire without value to the Funds.

         An option on a securities index, unlike a stock option (which gives the holder the right to purchase or sell a specified stock at a specified price) gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by (ii) a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 or the NYSE Composite Index, or a narrower market index such as the S&P 100. Indexes may also be based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are currently traded on the following exchanges, among others: The Chicago Board Options Exchange, New York Stock Exchange, and American Stock Exchange. Options on indexes of debt securities and other types of securities indexes are not currently available. If such options are introduced and traded on exchanges in the future, the Funds may use them.

         The value of securities index options in any investment strategy depends upon the extent to which price movements in the portion of the underlying securities correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the composition of the securities indexes on which options are written. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by a Fund in purchasing an option will be lost if the changes (increase in the case of a call, decrease in the case of a put) in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that a Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of the hedged securities. Moreover, in the event a Fund was unable to close an option it had written, it might be unable to sell the securities used as cover.

         Each Fund, for hedging purposes, may purchase and write options in combination with each other to adjust the risk and return characteristics of a Fund's overall position. For example, a Fund may purchase a put option and write a covered call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. This technique, called a "collar," enables a Fund to offset the cost of purchasing a put option with the premium received from writing the call option. However, by selling the call option, a Fund gives up the ability for potentially unlimited profit from the put option. Another possible combined position would involve writing a covered call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written covered call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

         Futures Contracts and Forwards. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of an index future) for a set price in the future. When the contract is entered into, a good faith deposit, known as initial margin, is made with the broker. Subsequent daily payments, known as variation margin, are made to and by the broker reflecting changes in the value of the security or level of the index. Futures contracts are authorized by boards of trade designated as "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). Certain results may be accomplished more quickly, and with lower transaction costs, in the futures market (because of its greater liquidity) than in the cash market.

         A Fund will incur brokerage fees when it purchases and sells futures contracts, and it will be required to maintain margin deposits. Positions taken in the futures markets are typically liquidated through offsetting transactions, which may result in a gain or a loss, before delivery or cash settlement is required. However, a Fund may close out a position by making or taking delivery of the underlying securities wherever it appears economically advantageous to do so.

         Purchases of options on futures contracts may present less risk than the purchase and sale of the underlying futures contracts, since the potential loss is limited to the amount of the premium plus related transaction costs. A call option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A put option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price, at any time before the option expires.

         Positions in futures contracts may be closed out only on an exchange or a board of trade which provides the market for such futures. Although each Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active market, there may not always be a liquid market, and it may not be possible to close a futures position at that time; in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of maintenance margin. Whenever futures positions are used to hedge portfolio securities, however, any increase in the price of the underlying securities held by a Fund may partially or completely offset losses on the futures contracts.

         If a broker or clearing member of an options or futures clearing corporation were to become insolvent, a Fund could experience delays and might not be able to trade or exercise options or futures purchased through that broker. In addition, a Fund could have some or all of its positions closed out without its consent. If substantial and widespread, these insolvencies could ultimately impair the ability of the clearing corporations themselves. While the principal purpose of engaging in these transactions is to limit the effects of adverse market movements, the attendant expense may cause a Fund's returns to be less than if the transactions had not occurred. Their overall effectiveness, therefore, depends on AIM's accuracy in predicting future changes in interest rate levels or securities price movements, as well as on the expense of engaging in these transactions.

         Each Fund has the ability to short futures.

         The Funds may purchase and sell stock index futures contracts to hedge the value of the portfolio against changes in market conditions. Each Fund may also purchase put and call options on futures contracts and write "covered" put and call options on futures contracts in order to hedge against changes in stock prices. Although the Funds are authorized to invest in futures contracts and related options with respect to non-U.S. instruments, they will limit such investments to those which have been approved by the CFTC for investment by U.S. investors. The Funds may enter into futures contracts and buy and sell related options, provided that the futures contracts and related options investments are made for "bona fide hedging" purposes, as defined under CFTC regulations. No more than 25% of each Fund's total assets will be committed to initial margin deposits required pursuant to futures contracts. Percentage investment limitations on the Funds' investment in options on futures contracts are set forth above under "Options."

         Bona fide Hedging. Each Fund will only enter into options and futures transactions for bona fide hedging purposes. The CFTC has defined bona fide hedging in its Rule 1.3(z) which provides that the transaction must be "economically appropriate to the reduction of risks in the conduct and management of a commercial enterprise." Common uses of financial futures and related options by the Funds that would satisfy the Rule include the following:

         (1) to hedge various pertinent securities market risks (e.g. interest rate movements, and broad based or specific equity or fixed-income market movements);

         (2) to establish a position as a temporary substitute for purchasing or selling particular securities;

         (3) to maintain liquidity while simulating full investment in the securities markets.

SHORT SALES

         The Funds intend from time to time to sell securities short. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Funds do not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Funds must borrow the security from a broker-dealer through which the short sale is executed, and the broker-dealer delivers such securities, on behalf of the Funds, to the buyer. The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition, the Funds are required to pay to the broker-dealer the amount of any dividends paid on shares sold short.

         To secure their obligation to deliver to such broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities equal to the difference between the market value of the securities sold short at the time they were sold short and any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Furthermore, until the Funds replace the borrowed security, they must daily maintain the segregated assets at a level so that (1) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short. As a result of these requirements, the Funds will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

         The Funds are said to have a short position in the securities sold until they deliver to the broker-dealer the securities sold, at which time the Funds receive the proceeds of the sale. The Funds will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.

         The amount of each Fund's net assets that will at any time be in the type of deposits described above (that is, collateral deposits or segregated assets) will not exceed 25%. These deposits do not have the effect of limiting the amount of money that the Funds may lose on a short sale, as the Funds' possible losses may exceed the total amount of deposits.

         The Funds will realize a gain if the price of a security declines between the date of the short sale and the date on which the Funds purchase a security to replace the borrowed security. On the other hand, the Funds will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Funds may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the Funds' investment in the security. For example, if a Fund purchases a $10 security, potential loss is limited to $10; however, if a Fund sells a $10 security short, it may have to purchase the security for return to the broker-dealer when the market value of that security is $50, thereby incurring a loss of $40.

         The Funds may also make short sales "against the box." A short sale is "against the box" to the extent that the Funds contemporaneously own or have the right to obtain securities identical to those sold short without payment of further consideration. Such short sales will also be subject to the limitations on short sale transactions referred to above. Short sales "against the box" result in a "constructive sale" and require the Funds to recognize any taxable gain unless an exception to the constructive sale rule applies.

         In addition to enabling the Funds to hedge against market risk, short sales may afford the Funds an opportunity to earn additional current income to the extent the Funds are able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Funds' short positions remain open. The Funds believe that many broker-dealers will be willing to enter into such arrangements, but there is no assurance that the Funds will be able to enter into such arrangements to the desired degree.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS


         Each Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of each Fund's outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or
(ii) more than 50% of the Fund's outstanding shares.


                  (a) each Fund may not borrow money, except as permitted by the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the "1940 Act Laws and Interpretations") or to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the "1940 Act Laws, Interpretations and Exemptions").

                  (b) each Fund may not issue senior securities, except as may be permitted by the 1940 Act Laws, Interpretations and Exemptions.

                  (c) each Fund may not underwrite the securities of other issuers. This restriction does not prevent a Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether a Fund may be considered to be an underwriter under the Securities Act of 1933.

                  (d) each Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit each Fund's investments in (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Funds will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

                  (e) each Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent each Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

                  (f) each Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent a Fund from engaging in transactions such as futures contracts and options thereon or investing in securities that are secured by physical commodities.

                  (g) each Fund may not make personal loans or loans to persons who control or are under the common control of the Fund, except to the extent permitted by 1940 Act Laws,

         Interpretations and Exemptions. This restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

                  (h) each Fund may, notwithstanding any other fundamental investment policy or restriction, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

         The investment restrictions set forth above provide the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Funds have this flexibility, the Board of Trustees of the Trust has adopted non-fundamental restrictions for the Funds relating to certain of these restrictions which the adviser must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board of Trustees.

NON-FUNDAMENTAL RESTRICTIONS


         The following non-fundamental restrictions apply to each of the Funds. They may be changed for any Fund without approval of that Fund's voting securities. Any investment restriction that involves a maximum or minimum percentage of securities or assets shall (other than with respect to borrowing) not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.


         1. In complying with the borrowing restriction set forth in (a), each Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Each Fund may borrow from banks, broker/ dealers or other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment adviser (an "AIM Fund") on such terms and conditions of any exemptive orders issued by the SEC.

         2.       In complying with the concentration restriction set forth in
                  (d) above, each Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

         3. In complying with the lending restrictions set forth in (g) above, each Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

         4. Notwithstanding the restriction set forth in (h) above, each Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and limitations as the Fund.

         If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values of assets will not be considered a violation of the restriction.

                                   MANAGEMENT

         The overall management of the business and affairs of the Funds and the Trust is vested with the Trust's Board of Trustees. The Board of Trustees approves all significant agreements between the Trust, on behalf of the Funds, and persons or companies furnishing services to the Funds. The day-to-day operations of the Funds are delegated to the officers of the Trust and to AIM, subject always to the objectives and policies of the Funds and to the general supervision of the Trust's Board of Trustees. Certain trustees and officers of the Trust are affiliated with AIM and A I M Management Group Inc. ("AIM Management"), the parent of AIM.

TRUSTEES AND OFFICERS

         The trustees and officers of the Trust and their principal occupations during the last five years are set forth below. Unless otherwise indicated, the address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.


                                         POSITIONS HELD WITH
       NAME, ADDRESS AND AGE                 REGISTRANT          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
       ---------------------             -------------------     ----------------------------------------

*ROBERT H. GRAHAM (54)                      Trustee, Chairman    Director, President and Chief Executive Officer,
                                              and President      A I M Management Group Inc.; Director and
                                                                 President, A I M Advisors, Inc.; Director and
                                                                 Senior Vice President, A I M Capital Management,
                                                                 Inc., A I M Distributors, Inc., A I M Fund
                                                                 Services, Inc. and Fund Management Company; and
                                                                 Director and Vice Chairman, AMVESCAP PLC.

BRUCE L. CROCKETT (56)                           Trustee         Director, ACE Limited (insurance company).
906 Frome Lane                                                   Formerly, Director, President and Chief Executive
McLean, VA 22102                                                 Officer, COMSAT Corporation; and Chairman, Board
                                                                 of Governors of INTELSAT (international
                                                                 communications company).

OWEN DALY II (76)                                Trustee         Formerly, Director, Cortland Trust, Inc.
Six Blythewood Road                                              (investment company), CF & I Steel Corp.,
Baltimore, MD  21210                                             Monumental Life Insurance Company and Monumental
                                                                 General Insurance Company; and Chairman of the
                                                                 Board of Equitable Bancorporation.


----------

* A trustee who is an "interested person" of A I M Advisors, Inc. and the Trust as defined in the 1940 Act.

                                         POSITIONS HELD WITH
       NAME, ADDRESS AND AGE                 REGISTRANT          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
       ---------------------             -------------------     ----------------------------------------

ALBERT R. DOWDEN (59)                            Trustee         Chairman of the Board of Directors, Cortland
1815 Central Park Drive                                          Trust, Inc. (investment company) and DHJ Media,
P.O. Box 774000 - PMB #222                                       Inc.; and Director, Magellan Insurance Company.
Steamboat Springs, CO 80477                                      Formerly, Director, President and Chief Executive
                                                                 Officer, Volvo Group North America, Inc.; Senior
                                                                 Vice President, AB Volvo; and Director, The Hertz
                                                                 Corporation, Genmar Corporation (boat
                                                                 manufacturer), National Media Corporation and
                                                                 Annuity and Life Re (Holdings), Ltd.

EDWARD K. DUNN, JR. (65)                         Trustee         Formerly, Chairman of the Board of Directors,
2 Hopkins Plaza, 8th Floor                                       Mercantile Mortgage Corp.; Vice Chairman of the
Suite 805                                                        Board of Directors, President and Chief Operating
Baltimore, MD  21201                                             Officer, Mercantile-Safe Deposit & Trust Co.; and
                                                                 President, Mercantile Bankshares.

JACK M. FIELDS (49)                              Trustee         Chief Executive Officer, Twenty First Century
434 New Jersey Avenue, S.E.                                      Group, Inc. (governmental affairs company).
Washington, DC  20003                                            Formerly, Member of the U.S. House of
                                                                 Representatives.

**CARL FRISCHLING (64)                           Trustee         Partner, Kramer Levin Naftalis & Frankel LLP (law
   919 Third Avenue                                              firm).
   New York, NY  10022

PREMA MATHAI-DAVIS (50)                          Trustee         Formerly, Chief Executive Officer, YWCA of the
370 East 76th Street U.S.A.                                      U.S.A.; former Commissioner, NYC Department of the
New York, NY 10021                                               Aging; former Commissioner, Metropolitan
                                                                 Transportation Authority; Member, Visiting Committee,
                                                                 Harvard University Graduate School of Education, New
                                                                 School University.

LEWIS F. PENNOCK  (58)                           Trustee         Partner, Pennock & Cooper (law firm).
6363 Woodway, Suite 825
Houston, TX  77057

LOUIS S. SKLAR (61)                              Trustee         Executive Vice President, Development and
The Williams Tower, 50th Floor                                   Operations, Hines Interests Limited Partnership
2800 Post Oak Blvd.                                              (real estate development).
Houston, TX  77056


----------

** A trustee who is an "interested person" of the Trust as defined in the 1940 Act.

                                         POSITIONS HELD WITH
       NAME, ADDRESS AND AGE                 REGISTRANT          PRINCIPAL OCCUPATION DURING PAST 5 YEARS
       ---------------------             -------------------     ----------------------------------------

GARY T. CRUM (53)                         Senior Vice President  Director and President, A I M Capital Management,
                                                                 Inc.; Director and Executive Vice President,
                                                                 A I M Management Group Inc.; Director and Senior
                                                                 Vice President,  A I M Advisors, Inc.; and
                                                                 Director, A I M Distributors, Inc. and  AMVESCAP
                                                                 PLC.

EDGAR M. LARSEN (60)                      Senior Vice President  Vice President, A I M Capital Management, Inc.

CAROL F. RELIHAN (46)                          Senior Vice       Director, Senior Vice President, General Counsel
                                              President and      and Secretary, A I M Advisors, Inc.; Senior Vice
                                                Secretary        President, General Counsel and Secretary,
                                                                 A I M Management Group Inc.; Director, Vice
                                                                 President and General Counsel, Fund Management
                                                                 Company; Vice President and General Counsel,
                                                                 A I M Fund Services, Inc.; and Vice President,
                                                                 A I M Capital Management, Inc. and
                                                                 A I M Distributors, Inc.

DANA R. SUTTON (42)                        Vice President and    Vice President and Fund Controller,
                                                Treasurer        A I M Advisors, Inc.; and Assistant Vice
                                                                 President and Assistant Treasurer, Fund
                                                                 Management Company.

MELVILLE B. COX (57)                         Vice President      Vice President and Chief Compliance Officer,
                                                                 A I M Advisors, Inc., A I M Capital Management,
                                                                 Inc., A I M Distributors, Inc.,  A I M Fund
                                                                 Services, Inc., and Fund Management Company.


         The standing committees of the Board of Trustees are the Audit Committee, the Investments Committee and the Nominating and Compensation Committee.


         The members of the Audit Committee are Messrs. Crockett, Daly, Dowden, Dunn (Chairman), Fields, Frischling, Pennock, Sklar and Dr. Mathai-Davis. The Audit Committee is responsible for: (i) considering management's recommendations of independent accountants for each Fund and evaluating such accountants' performance, costs and financial stability; (ii) with AIM, reviewing and coordinating audit plans prepared by the Funds' independent accountants and management's internal audit staff; and (iii) reviewing financial statements contained in periodic reports to shareholders with the Funds' independent accountants and management.

         The members of the Investments Committee are Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock, Sklar (Chairman) and Dr. Mathai-Davis. The Investments Committee is responsible for: (i) overseeing AIM's investment-related compliance systems and procedures to ensure their continued adequacy; and (ii) considering and acting, on an interim basis between meetings of the full

Board, on investment-related matters requiring Board consideration, including dividends and distributions, brokerage policy and pricing matters.


         The members of the Nominating and Compensation Committee are Messrs. Crockett (Chairman), Daly, Dowden, Dunn, Fields, Pennock, Sklar and Dr. Mathai-Davis. The Nominating and Compensation Committee is responsible for: (i) considering and nominating individuals to stand for election as independent trustees as long as the Trust maintains a distribution plan pursuant to Rule 12b-1 under the 1940 Act; (ii) reviewing from time to time the compensation payable to the independent trustees; and (iii) making recommendations to the Board regarding matters related to compensation, including deferred compensation plans and retirement plans for the independent trustees.


         The Nominating and Compensation Committee will consider nominees recommended by a shareholder to serve as trustees, provided (i) that such person was a shareholder of record at the time they submit such names and is entitled to vote at the meeting of shareholders at which trustees will be elected, and
(ii) that the Nominating and Compensation Committee or the Board, as applicable, shall make the final determination of persons to be nominated.

         All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other AIM Funds.

Remuneration of Trustees

         Each trustee is reimbursed for expenses incurred in connection with each meeting of the Board of Trustees or any Committee attended. Each trustee who is not also an officer of the Trust is compensated for his or her services according to a fee schedule which recognizes the fact that such trustee also serves as a director or trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a director or trustee, which consists of an annual retainer component and a meeting fee component.

         Set forth below is information regarding compensation paid or accrued for each trustee of the Trust:

                                                        RETIREMENT
                                       AGGREGATE         BENEFITS
                                      COMPENSATION       ACCRUED             TOTAL
                                        FROM THE        BY ALL AIM        COMPENSATION
         TRUSTEE                        TRUST(1)         FUNDS(2)     FROM ALL AIM FUNDS(3)
         -------                      ------------     ------------   ---------------------

Charles T. Bauer(4)                   $          0     $          0     $          0

Bruce L. Crockett                              745           60,951          111,500

Owen Daly II                                   745           97,195          111,500

Albert R. Dowden(5)                              0                0           13,435

Edward K. Dunn Jr                              745           22,138          111,500

Jack Fields                                    675           23,019          108,500

Carl Frischling(6)                             745          107,507          111,500

Robert H. Graham                                 0                0                0

Prema Mathai-Davis                             745           22,606          111,500

Lewis F. Pennock                               745           67,995          111,500

Louis S. Sklar                                 730           87,538          111,000



(1) The total amount of compensation deferred by all Trustees of the Trust during the fiscal year ended October 31, 2000, including earnings, was $4,439.

(2) During the fiscal year ended October 31, 2000, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $1,829. Data reflects compensation for the calendar year ended December 31, 2000.

(3) Each Trustee serves as director or trustee of a total of 12 registered investment companies advised by AIM. Data reflects compensation for the calendar year ended December 31, 2000.


(4) Mr. Bauer was a Trustee and officer until September 30, 2000, when he retired.


(5)  Mr. Dowden was elected to serve as Trustee on December 14, 2000.

(6) During the fiscal year ended October 31, 2000, Large Cap, Mid Cap and Small Cap, each paid $1,154, $1,374 and $1,431, respectively, in legal fees to Mr. Frischling's law firm, Kramer Levin Naftalis & Frankel LLP for services rendered to the dis-interested trustees of the Trust. Mr. Frischling, a Trustee of the Trust, is a partner in such firm.

AIM Funds Retirement Plan for Eligible Directors/Trustees

         Under the terms of the AIM Funds Retirement Plan for Eligible Directors/Trustees (the "Plan"), each trustee (who is not an employee of any of the AIM Funds, AIM Management or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible trustee has attained age 65 and has completed at least five years of continuous service with one or more of the regulated investment companies managed, administered or distributed by AIM or its affiliates (the "Applicable AIM Funds"). Each eligible trustee is entitled to receive an annual benefit from the Applicable AIM Funds commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to a maximum of 75% of the annual retainer paid or accrued by the Applicable AIM Funds for such trustee during the twelve-month period immediately preceding the trustee's retirement (including amounts deferred under a separate agreement between the Applicable AIM Funds and the trustee) and based on the number of such trustee's years of service (not in excess of 10 years of service) completed with respect to any of the Applicable AIM Funds. Such benefit is payable to each eligible trustee in quarterly installments. If an eligible trustee dies after attaining the normal retirement date but before receipt of any benefits under the Plan commences, the trustee's surviving spouse (if any) shall receive a quarterly survivor's benefit equal to 50% of the amount payable to the deceased trustee for no more than ten years beginning the first day of the calendar quarter following the date of the trustee's death. Payments under the Plan are not secured or funded by any Applicable AIM Fund.


         Set forth below is a table that shows the estimated annual benefits payable to an eligible trustee upon retirement assuming various years of service. The estimated credited years of service for Messrs. Crockett, Daly, Dowden, Dunn, Fields, Frischling, Pennock and Sklar and Dr. Mathai-Davis are 13, 13, 0, 2, 3, 23, 19, 11 and 2 years, respectively.

                    ESTIMATED ANNUAL BENEFITS UPON RETIREMENT


                       Number of
                       Years of                  Estimated
                     Service With             Annual Benefits
                     The AIM Funds            Upon Retirement
                     -------------            ---------------

                          10                      $75,000

                           9                      $67,500

                           8                      $60,000

                           7                      $52,500

                           6                      $45,000

                           5                      $37,500

Deferred Compensation Agreements

         Messrs. Daly, Dunn, Fields, Frischling, Sklar and Dr. Mathai-Davis (for purposes of this paragraph only, the "Deferring Trustees") have each executed a Deferred Compensation Agreement (collectively, the "Compensation Agreements"). Pursuant to the Compensation Agreements, the Deferring Trustees may elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account. Currently, the Deferring Trustees may select various AIM Funds in which all or part of their deferral accounts shall be deemed to be invested. Distributions from the Deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period of five (5) or ten (10) years (depending on the Compensation Agreement) beginning on the date the Deferring Trustee's retirement benefits commence under the Plan. The Trust's Board of Trustees, in its sole discretion, may accelerate or extend the distribution of such deferral accounts after the Deferring Trustee's termination of service as a trustee of the Trust. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary in a single lump sum payment as soon as practicable after such Deferring Trustee's death. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.

                     INVESTMENT ADVISORY AND OTHER SERVICES

         AIM serves as the investment advisor to each Fund pursuant to a Master Investment Advisory Agreement (the "Master Advisory Agreement"). AIM was organized in 1976, and, together with its subsidiaries, advises or manages over 130 investment company portfolios encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of AIM Management, a holding company that has been engaged in the financial services business since 1976. The address of AIM is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London EC2M 4YR, United Kingdom. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund businesses in the United States, Europe and the Pacific Region. Certain directors and officers of AIM are also executive officers of the Trust and their affiliations are shown under "Trustees and Officers".

         AIM and the Trust have adopted a Code of Ethics which requires investment personnel and certain other employees (a) to pre-clear all personal securities transactions subject to the Code of Ethics; (b) to file reports regarding such transactions; (c) to refrain from personally engaging in (i) short-term trading of a security, (ii) transactions involving a security within seven days of an AIM Fund transaction involving the same security (subject to a de minimus exception), and (iii) transactions involving securities being considered for investment by an AIM Fund (subject to a de minimus exception), and (d) to abide by certain other provisions under the Code of Ethics. The de minimus exception under the Code of Ethics covers situations where there is no material conflict of interest because of the large market capitalization of a security and the relative small number of shares involved in a personal transaction. The Code of Ethics also generally prohibits AIM employees from purchasing securities in initial public offerings. Personal trading reports are periodically reviewed by AIM, and the Board of Trustees reviews quarterly and annual reports (which summarize any significant violations of the Code of Ethics). Sanctions for violating the Code of Ethics may include censure, monetary penalties, suspension or termination of employment.

         The Trust has entered into the Master Advisory Agreement and a Master Administrative Services Agreement (the "Master Administrative Services Agreement") on behalf of the Funds with AIM.

         Under the terms of the Master Advisory Agreement, AIM supervises all aspects of the Funds' operations and provides investment advisory services to the Funds. AIM obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the Funds. AIM will not be liable to the Funds or their shareholders except in the case of AIM's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

         The Master Advisory Agreement provides that the Funds will pay or cause to be paid all expenses of the Funds not assumed by AIM, including without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, the cost of preparing share certificates, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustees and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Funds in connection with membership in investment company organizations, the cost of printing copies of prospectuses and statements of additional information distributed to the Funds' shareholders and all other charges and costs of the Funds' operations unless otherwise explicitly provided.

         The Master Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or the vote of a "majority of the outstanding voting securities" of a Fund (as defined in the 1940 Act), and (ii) the affirmative vote of a majority of the trustees who are not parties to the agreements or "interested persons" of any such party (the "Qualified Trustees") by votes cast in person at a meeting called for such purpose. The Master Advisory Agreement provides that the Board of Trustees of the Trust, a majority of the outstanding voting securities of a Fund or AIM may terminate the agreement on 60 days' written notice without penalty. The agreement terminates automatically in the event of its assignment.

         AIM may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM will retain its ability to be reimbursed for such fees prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM and the Funds.


         For the advisory services it provides to Large Cap, AIM is entitled to receive a base management fee calculated at the annual rate of 1.50% of Large Cap's average daily net assets (the "Large Cap Base Fee"). This Large Cap Base Fee will be adjusted, on a monthly basis starting January 1, 2001, (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of Class A shares of Large Cap exceeds the sum of 2.00% and the investment record of the S&P 500 Index (the "Large Cap Index"), or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the Large Cap Index less 2.00% exceeds the investment performance of the Class A shares of Large Cap (the "Large Cap Fee Adjustment"). The maximum or minimum Large Cap Fee Adjustment, if any, will be 1.00% annually.


         The maximum annual fee payable to AIM will be 2.50% of average daily net assets, and the minimum annual fee payable to AIM will be 0.50% of average daily net assets.

         In determining the Large Cap Fee Adjustment, if any, applicable during any month, AIM will compare the investment performance of the Class A shares of Large Cap for the twelve-month period ending on the last day of the prior month (the "Large Cap Performance Period") to the investment record of the Large Cap Index during the Large Cap Performance Period. The investment performance of Large Cap will be determined by adding together (i) the change in the net asset value of the Class A shares during the Large Cap Performance Period, (ii) the value of cash distributions made by Large Cap to holders of Class A shares to the end of the Large Cap Performance Period, and (iii) the value of capital gains taxes per share, if any, paid or payable on undistributed realized long-term capital gains accumulated to the end of the Large Cap Performance Period, and will be expressed as a percentage of its net asset value per share at the beginning of the Large Cap Performance Period. The investment record of the Large Cap Index will be determined by adding together (i) the change in the level of the Large Cap Index during the Large Cap Performance Period and (ii) the value, computed consistently with the Large Cap Index, of cash distributions made by companies whose securities comprise the Large Cap Index accumulated to the end of the Large Cap Performance Period, and will be expressed as a percentage of the Large Cap Index level at the beginning of such Period.

         After it determines any Large Cap Fee Adjustment, AIM will determine the dollar amount of additional fees or fee reductions to be accrued for each day of a month by multiplying the Large Cap Fee Adjustment by the average daily net assets of Large Cap during the Large Cap Performance Period and dividing that number by the number of days in the Large Cap Performance Period. The management fee, as adjusted, is accrued daily and paid monthly.

         If the Trustees determine at some future date that another securities index is a better representative of the composition of Large Cap than is the Large Cap Index, the Trustees may change the securities index used to compute the Large Cap Fee Adjustment. If the Trustees do so, the new securities index (the "New Large Cap Index") will be applied prospectively to determine the amount of the Large Cap Fee Adjustment. The Large Cap Index will continue to be used to determine the amount of the Large Cap Fee Adjustment for that part of the Large Cap Performance Period prior to the effective date of the New Large Cap Index. A change in the Large Cap Index will be submitted to shareholders for their approval unless the SEC determines that shareholder approval is not required.

         The amount Large Cap will pay to the Advisor in performance fees is not susceptible to estimation, since it depends upon the future relative performance of Large Cap and the Large Cap Index.

         For the advisory services it provides to Mid Cap, AIM is entitled to receive a base management fee calculated at the annual rate of 1.50% of Mid Cap's average daily net assets (the "Mid Cap Base Fee"). This Mid Cap Base Fee will be adjusted, on a monthly basis starting January 1, 2001, (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of Class A shares of Mid Cap exceeds the sum of 2.00% and the investment record of the S&P MidCap 400 Index (the "Mid Cap Index"), or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the Mid Cap Index less 2.00% exceeds the investment performance of the Class A shares of Mid Cap (the "Mid Cap Fee Adjustment"). The maximum or minimum Mid Cap Fee Adjustment, if any, will be 1.00% annually.

         The maximum annual fee payable to AIM will be 2.50% of average daily net assets, and the minimum annual fee payable to AIM will be 0.50% of average daily net assets.

         In determining the Mid Cap Fee Adjustment, if any, applicable during any month, AIM will compare the investment performance of the Class A shares of Mid Cap for the twelve-month period ending on the last day of the prior month (the "Mid Cap Performance Period") to the investment record of the Mid Cap Index during the Mid Cap Performance Period. The investment performance of Mid Cap will be determined by adding together (i) the change in the net asset value of the Class A shares during the Mid Cap Performance Period, (ii) the value of cash distributions made by Mid Cap to holders of Class A shares to the end of the Mid Cap Performance Period, and (iii) the value of capital gains taxes per share, if any, paid or payable on undistributed realized long-term capital gains accumulated to the end of the Mid Cap Performance Period, and will be expressed as a percentage of its net asset value per share at the beginning of the Mid Cap Performance Period. The investment record of the Mid Cap Index will be determined by adding together (i) the change in the level of the Mid Cap Index during the Mid Cap Performance Period and (ii) the value, computed consistently with the Mid Cap Index, of cash distributions made by companies whose securities comprise the Mid Cap Index accumulated to the end of the Mid Cap Performance Period, and will be expressed as a percentage of the Mid Cap Index level at the beginning of such Period.

         After it determines any Mid Cap Fee Adjustment, AIM will determine the dollar amount of additional fees or fee reductions to be accrued for each day of a month by multiplying the Mid Cap Fee Adjustment by the average daily net assets of Mid Cap during the Mid Cap Performance Period and dividing that number by the number of days in the Mid Cap Performance Period. The management fee, as adjusted, is accrued daily and paid monthly.

         If the Trustees determine at some future date that another securities index is a better representative of the composition of Mid Cap than is the Mid Cap Index, the Trustees may change the securities index used to compute the Mid Cap Fee Adjustment. If the Trustees do so, the new securities index (the "New Mid Cap Index") will be applied prospectively to determine the amount of the Mid Cap Fee Adjustment. The Mid Cap Index will continue to be used to determine the amount of the Mid Cap Fee Adjustment for that part of the Mid Cap Performance Period prior to the effective date of the New Mid Cap Index. A change in the Mid Cap Index will be submitted to shareholders for their approval unless the SEC determines that shareholder approval is not required.

         The amount Mid Cap will pay to the Advisor in performance fees is not susceptible to estimation, since it depends upon the future relative performance of Mid Cap and the Mid Cap Index.

         For the advisory services it provides to Small Cap, AIM is entitled to receive a base management fee calculated at the annual rate of 1.00% of Small Cap's average daily net assets (the "Small Cap Base Fee"). This Small Cap Base Fee will be adjusted, on a monthly basis starting January 1, 2001, (i) upward at the rate of 0.15%, on a pro rata basis, for each percentage point the investment performance of Class A shares of Small Cap exceeds the sum of 2.00% and the investment record of the Russell 2000--Registered Trademark-- Index (the "Small Cap Index"), or (ii) downward at the rate of 0.15%, on a pro rata basis, for each percentage point the investment record of the Small Cap Index less 2.00% exceeds the investment performance of the Class A shares of Small Cap (the "Small Cap Fee Adjustment"). The maximum or minimum Small Cap Fee Adjustment, if any, will be 0.75% annually.

         The maximum annual fee payable to AIM will be 1.75% of average daily net assets, and the minimum annual fee payable to AIM will be 0.25% of average daily net assets.

         In determining the Small Cap Fee Adjustment, if any, applicable during any month, AIM will compare the investment performance of the Class A shares of Small Cap for the twelve-month period ending on the last day of the prior month (the "Small Cap Performance Period") to the investment record of the Small Cap Index during the Small Cap Performance Period. The investment performance of Small Cap will be determined by adding together (i) the change in the net asset value of the Class A shares during the Small Cap Performance Period, (ii) the value of cash distributions made by Small Cap to holders of Class A shares to the end of the Small Cap Performance Period, and (iii) the value of capital gains taxes per share, if any, paid or payable on undistributed realized long-term capital gains accumulated to the end of the Small Cap Performance Period, and will be expressed as a percentage of its net asset value per share at the beginning of the Small Cap Performance Period. The investment record of the Small Cap Index will be determined by adding together (i) the change in the level of the Small Cap Index during the Small Cap Performance Period and (ii) the value, computed consistently with the Small Cap Index, of cash distributions made by companies whose securities comprise the Small Cap Index accumulated to the end of the Small Cap Performance Period, and will be expressed as a percentage of the Small Cap Index level at the beginning of such Period.

         After it determines any Small Cap Fee Adjustment, AIM will determine the dollar amount of additional fees or fee reductions to be accrued for each day of a month by multiplying the Small Cap Fee Adjustment by the average daily net assets of Small Cap during the Small Cap Performance Period and dividing that number by the number of days in the Small Cap Performance Period. The management fee, as adjusted, is accrued daily and paid monthly.

         If the Trustees determine at some future date that another securities index is a better representative of the composition of Small Cap than is the Small Cap Index, the Trustees may change the securities index used to compute the Small Cap Fee Adjustment. If the Trustees do so, the new securities index (the "New Small Cap Index") will be applied prospectively to determine the amount of the Small Cap Fee Adjustment. The Small Cap Index will continue to be used to determine the amount of the Small Cap Fee Adjustment for that part of the Small Cap Performance Period prior to the effective date of the New Small Cap Index. A change in the Small Cap Index will be submitted to shareholders for their approval unless the SEC determines that shareholder approval is not required.

         The amount Small Cap will pay to the Advisor in performance fees is not susceptible to estimation, since it depends upon the future relative performance of Small Cap and the Small Cap Index.


         Each Fund paid to AIM the following advisory fees net of any expense limitations (fee waivers) for the fiscal period ended October 31, 2000 and the fiscal years ended July 31, 2000, 1999 and 1998:



                                       AUG. 1
                                    TO OCT. 31,
                                        2000             2000             1999            1998
                                    ------------     ------------     -----------     ------------

         Large Cap* ...........    $  2,203,831     $    709,316              N/A             N/A
         Mid Cap** ............    $  2,520,560        5,153,525              N/A             N/A
         Small Cap*** .........    $  2,144,302        6,847,355      $  2,594,46        $ 86,671



  * Inception date for the fund is 12/30/99.
 ** Inception date for the fund is 12/30/98.
*** Inception date for the fund is 6/29/98.



         For the fiscal period ended October 31, 2000 and the fiscal years ended July 31, 2000, 1999 and 1998, AIM waived advisory fees for each Fund as follows:



                                       AUG. 1
                                    TO OCT. 31,
                                        2000             2000             1999             1998
                                    ------------     ------------     ------------     ------------

         Large Cap* ............          0           $  39,872              N/A             N/A
         Mid Cap** .............          0                   0        $  16,036             N/A
         Small Cap*** ..........          0                   0                0             -0-



  * Inception date for the fund is 12/30/99.
 ** Inception date for the fund is 12/30/98.
*** Inception date for the fund is 6/29/98.


         The Master Administrative Services Agreement requires that AIM may perform or arrange for the performance of certain accounting, and shareholder services and other administrative services to the Funds. For such services, AIM would be entitled to receive from a Fund reimbursement of its costs or such reasonable compensation as may be approved by the Trust's Board of Trustees. The Master Administrative Services Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or the vote of a majority of the outstanding voting securities of a Fund, and (ii) the affirmative vote of a majority of the Qualified Trustees by votes cast in person at a meeting called for such purpose.

         In addition, the Transfer Agency and Service Agreement for the Funds provides that AFS, a registered transfer agent and wholly owned subsidiary of AIM, will perform certain shareholder services for the Funds for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares, prepare and transmit payments for dividends and distributions declared by the Funds, maintain shareholder accounts and provide shareholders with information regarding the Funds and their accounts.


         Each Fund paid AIM the following amounts of administrative services cost for the fiscal period ended October 31, 2000 and the fiscal years ended July 31, 2000, 1999 and 1998:


                              AUG. 1
                            TO OCT. 31,
                               2000             2000             1999             1998
                           ------------     ------------     ------------     -----------

Large Cap* ...........     $     30,873     $     29,372              N/A             N/A
Mid Cap** ............     $     31,505           86,581     $     50,801             N/A
Small Cap*** .........     $     32,899          126,377          109,921     $     3,400



  * Inception date for the fund is 12/30/99.
 ** Inception date for the fund is 12/30/98.
*** Inception date for the fund is 6/29/98.



                             THE DISTRIBUTION PLANS

THE CLASS A AND C PLAN

         The Trust has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A and Class C shares of the Funds (the "Class A and C Plan"). The Class A and C Plan provides that the Class A shares pay 0.35% per annum of their daily average net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. During this period that Small Cap is closed to new investors, Small Cap will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Under the Class A and C Plan, Class C shares of the Funds pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class C shares. Activities appropriate for financing under the Class A and C Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A and C Plan.

         The Class A and C Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A or Class C shares of the Funds. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A and Class C shares of the Funds and who provide continuing personal services to their customers who own Class A and Class C shares of the Funds. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.

         Of the aggregate amount payable under the Class A and C Plan, payments to dealers and other financial institutions including AIM Distributors, acting as principal, for providing continuing personal shareholder services to their customers who purchase and own shares of the Funds, in amounts of up to 0.25% of the average net assets of the Funds attributable to the customers of such dealers or financial institutions, are characterized as a service fee, and payments to dealers and other financial institutions including AIM Distributors, acting as principal, in excess of such amount would be characterized as an asset-based sales charge pursuant to the Class A and C Plan. The Class A and C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Funds.


THE CLASS B PLAN


         The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Funds (the "Class B Plan", and collectively with the Class A and C Plan, the "Plans"). Under the Class B Plan, the Funds pay compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, the Funds pay a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including, but not limited to, printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan.

BOTH PLANS

         Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: preparing and distributing advertising material and sales literature; answering routine customer inquiries concerning the Funds; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of several special investment plans offered in connection with the purchase of the Funds' shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Funds' shares; and providing such other information and services as the Funds or the customer may reasonably request.

         Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding a Fund and the Trust; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as a Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation.

         The Trust may also enter into Variable Group Annuity Contractholder Service Agreements ("Variable Contract Agreements") on behalf of a Fund authorizing payments to selected insurance companies offering variable annuity contracts to employers as funding vehicles for retirement plans qualified under
Section 401(a) of the Internal Revenue Code. Services provided pursuant to such

Variable Contract Agreements may include some or all of the following: answering inquiries regarding a Fund and the Trust; performing sub-accounting; establishing and maintaining Contractholder accounts and records; processing and bunching purchase and redemption transactions; providing periodic statements of contract account balances; forwarding such reports and notices to Contractholders relative to a Fund as deemed necessary; generally, facilitating communications with Contractholders concerning investments in a Fund on behalf of plan participants; and performing such other administrative services as deemed to be necessary or desirable, to the extent permitted by applicable statute, rule or regulation to provide such services.

         Similar agreements may be permitted under the Plans for institutions which provide record keeping for and administrative services to 401(k) plans.

         In addition, Shareholder Service Agreements may be permitted under the Plans for bank trust departments and brokers for bank trust departments which provide shareholder services to their customers.

         AIM Distributors, acting as principal, may also enter into Shareholder Service Agreements with the Funds, substantially identical to those agreements entered into with investment dealers or other financial institutions, authorizing payments to AIM Distributors for providing continuing personal shareholder services to those customers for which AIM Distributors serves as dealer of record.

         Financial intermediaries and any other person entitled to receive compensation for selling shares of a Fund may receive different compensation for selling shares of one particular class over another.

         Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of a Fund during such period at the annual rate of 0.25% of the average daily net asset value of a Fund's shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Funds' shares are held.

         AIM Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A shares and Class C shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, AIM Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds' detriment during the period stated in the agreement between AIM Distributors and the Funds.

         Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of a Fund to no more than 0.25% per annum of the average daily net assets of the funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Fund and its classes.

         Each Plan provides that no provision of the Plan will be interpreted to prohibit payments during periods when sales of shares of the Funds have been discontinued, suspended or otherwise limited.

         Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of AIM Distributors.


         For the fiscal period ended October 31, 2000 and the fiscal year ended July 31, 2000, the various classes of the Funds paid (net of any fee waivers) to AIM Distributors the following amounts pursuant to the Plans:



                             CLASS A SHARES                CLASS B SHARES                CLASS C SHARES
                       -------------------------     -------------------------     -------------------------
                                 AUG. 1                        AUG. 1                        AUG. 1
                               TO OCT. 31,                   TO OCT. 31,                   TO OCT. 31,
                       -------------------------     -------------------------     -------------------------
                          2000           2000           2000           2000           2000           2000
                       ----------     ----------     ----------     ----------     ----------     ----------
Large Cap              $  217,918     $   98,668     $  544,606     $  162,407     $  208,446     $   55,143
Mid Cap                $  204,556        472,973     $  608,018      1,287,873     $  253,527        485,856
Small Cap              $  292,108      1,007,663     $  856,514      2,762,425     $  119,356        306,511



         An estimate by category of actual fees paid by the following Funds under the Class A and C Plan during the fiscal period ended October 31, 2000 and the fiscal year ended July 31, 2000, were allocated as follows:



                                             LARGE CAP                          MID CAP                         SMALL CAP
                                  ------------------------------    ------------------------------    ------------------------------
                                    AUG. 1 TO                         AUG. 1 TO                         AUG. 1 TO
CLASS A                           OCT. 31, 2000         2000        OCT. 31, 2000         2000        OCT. 31, 2000         2000
-------                           -------------     ------------    -------------     ------------    -------------     ------------

Advertising                        $      9,620     $     10,102     $          0     $     20,834     $          0     $     53,434

Printing and mailing                      1,192              966                0            2,441                0            5,037
prospectuses, semi-
annual reports and
annual reports
(other than to current
shareholders)

Seminars                                  2,347            3,689                0            7,488                0           11,494

Compensation to                               0                0                0                0                0                0
Underwriters to partially
offset other marketing
expenses

Compensation to                         204,759           83,911          204,556          442,211          292,108          937,699
Dealers including
finder's fees

Compensation to                               0                0                0                0                0                0
Sales Personnel

Annual Report Total                     217,918           98,668          204,556          472,974          292,108        1,007,664

         An estimate by category of actual fees paid by the following Funds under the Class B Plan during the fiscal period ended October 31, 2000 and the fiscal year ended July 31, 2000, were allocated as follows:



                                             LARGE CAP                          MID CAP                         SMALL CAP
                                  ------------------------------    ------------------------------    ------------------------------
                                    AUG. 1 TO                         AUG. 1 TO                         AUG. 1 TO
CLASS B                           OCT. 31, 2000         2000        OCT. 31, 2000         2000        OCT. 31, 2000         2000
-------                           -------------     ------------    -------------     ------------    -------------     ------------

Advertising                        $     23,455     $        844     $     43,416     $     90,052     $     15,143     $    116,252

Printing and mailing                      2,914               77            5,408           10,546            1,793           10,912
prospectuses, semi-
annual reports and
annual reports
(other than to current
shareholders)

Seminars                                  5,744              296           11,267           32,058            3,985           25,137

Compensation to                         408,455          121,805          456,013          965,904          624,685        2,071,818
Underwriters to partially
offset other marketing
expenses

Compensation to                         104,038           39,385           91,914          189,313          193,208          538,306
Dealers

Compensation to                               0                0                0                0                0                0
Sales Personnel

Annual Report Totals                    544,606          162,407          608,018        1,287,873          856,514        2,762,425



         An estimate by category of actual fees paid by the following Funds under the Class A and C Plan during the fiscal period ended October 31, 2000 and the fiscal year ended July 31, 2000, were allocated as follows:

                                    LARGE CAP                          MID CAP                         SMALL CAP
                         ------------------------------    ------------------------------    ------------------------------
                           AUG. 1 TO                         AUG. 1 TO                         AUG. 1 TO
CLASS C                  OCT. 31, 2000         2000        OCT. 31, 2000         2000        OCT. 31, 2000         2000
-------                  -------------     ------------    -------------     ------------    -------------     ------------

Advertising               $     14,361     $      4,141     $     21,635     $     37,401     $      7,037     $     31,017

Printing and mailing             1,764              360            2,619            4,659              960            2,668
prospectuses, semi-
annual reports and
annual reports
(other than to current
shareholders)

Seminars                         3,478            1,500            4,851           15,099            2,665            6,737

Compensation to                105,733           33,003          174,011          339,721           62,941          186,352
Underwriters to partially
offset other marketing
expenses

Compensation to                 83,110           16,139           50,411           88,976           45,753           79,737
Dealers including
finder's fees

Compensation to                      0                0                0                0                0                0
Sales Personnel

Annual Report Totals           208,446           55,143          253,527          485,856          119,356          306,511


         The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.

         Both Plans require that the Distribution Agreements provide that AIM Distributors (or dealers of financial institutions who offer and sell Class C shares) will be deemed to have performed all services required to be performed in order to receive an asset-backed sales charge on the average daily net assets attributable to Class B or Class C shares upon settlement of each sale of a Class B or Class C share.

         As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Independent Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each affected class of the Funds and its respective shareholders.

         The Plans do not obligate the Funds to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Funds will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.

         Unless the Plans are terminated earlier in accordance with their terms, they continue as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Independent Trustees. The Plans may be terminated with respect to a Class by the vote of a majority of the Independent Trustees, or by the vote of a majority of the outstanding voting securities of such Class of the Funds.

         Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the trustees, including a majority of the Independent Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees. In the event the Class A and C Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid by holders of Class A shares under the Class A and C Plan, the Class B shares of a Fund will no longer convert into Class A shares of the Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will (i) create a new class of shares of a Fund which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment, and (ii) ensure that the existing Class B shares of the Fund will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.

         The principal differences between the Class A and C Plan and the Class B Plan are: (i) the Class A and C Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.35% of average daily net assets of each Fund's Class A shares and up to 1.00% of such assets of each Fund's Class C shares and the Class B Plan allows payments of up to 1.00% of the average daily net assets of the Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors unless there has been a complete termination of the Class B Plan (as defined in such Plan); and
(iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.

                                 THE DISTRIBUTOR


         The Trust has entered into distribution arrangements with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as distributor of Class A, Class B and Class C Shares of the Funds. The address of AIM Distributors is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Certain trustees and officers of the Trust are affiliated with AIM Distributors.


         The Trust has entered into a Master Distribution Agreement with AIM Distributors relating to the Class A and C shares of the Funds and a separate Master Distribution Agreement with AIM Distributors relating to the Class B shares of the Funds. Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."

         The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing prospectuses and statements of additional information of the Funds relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Funds), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any class of the Funds.

         The Distribution Agreements provide AIM Distributors with the exclusive right to distribute Class A, Class B and Class C shares of the Funds directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. The Distribution Agreements provide that AIM Distributors (or dealers or financial institutions who offer and sell Class C shares) will be deemed to have performed all services required to be performed in order to receive an asset-backed sales charge on the average daily net assets attributable to Class B or Class C shares upon settlement of each sale of a Class B or Class C share.

         Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares of the Funds at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to dealers through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Funds' average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors.

         AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve the Funds, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Funds' Class B shares sold by or attributable to the distribution efforts of that distributor.

         AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it from the Funds relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, dealers and institutions will receive on a quarterly basis the full amount payable by the Funds with respect to Class C shares based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.

         The Trust (on behalf of any class of the Funds), or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligations of Class B shareholders to pay contingent deferred sales charges.

         From time to time, AIM Distributors may transfer and sell its right to payments under the Distribution Agreement relating to Class B shares in order to finance distribution expenditures in respect of Class B shares.

         The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by AIM Distributors for the fiscal period October 31, 2000 and the fiscal years ended July 31, 2000, 1999 and 1998:



                           AUG. 1 TO
                         OCT. 31, 2000                    2000                         1999                        1998
                  --------------------------    ------------------------     -------------------------    -------------------------
                     SALES          AMOUNT         SALES        AMOUNT          SALES         AMOUNT        SALES          AMOUNT
                    CHARGES        RETAINED       CHARGES      RETAINED        CHARGES       RETAINED      CHARGES        RETAINED
                  ------------     ---------    -----------   ----------     -----------    ----------    ----------     ----------

Large Cap*        $ 4,189,835      $ 669,665    $ 2,335,622   $  355,159             N/A           N/A            N/A           N/A
Mid Cap**              96,517         15,999      5,980,413      894,229     $       374    $       15            N/A           N/A
Small Cap***           88,741         18,004      1,732,710      280,701       1,454,296       212,220     $4,614,153      $626,915



  * Class A, Class B and Class C shares of Large Cap commenced operations on December 30, 1999, March 31, 2000 and March 31, 2000, respectively.

 ** Class A, Class B and Class C shares of Mid Cap commenced operations on December 30, 1998, November 12, 1999 and November 12, 1999, respectively.

*** Class A, Class B and Class C shares of Small Cap commenced operations on
    June 29, 1998, July 13, 1998 and December 30, 1998, respectively.




         The following chart reflects the contingent deferred sales charges paid by Class A, Class B and Class C shareholders of each Fund for the fiscal period ended October 31, 2000 and the fiscal years ended July 31, 2000, 1999 and 1998:



                          AUG. 1 TO
                        OCT. 31, 2000         2000             1999             1998
                        -------------     ------------     ------------     ------------

Large Cap*                $    3,638       $    3,607              N/A          N/A
Mid Cap**                     18,349           28,018              N/A          N/A
Small Cap***                   3,639           38,002        $   6,932          -0-



  * Class A, Class B and Class C shares of Large Cap commenced operations on December 30, 1999, March 31, 2000 and March 31, 2000, respectively.

 ** Class A, Class B and Class C shares of Mid Cap commenced operations on December 30, 1998, November 12, 1999 and November 12, 1999, respectively.

*** Class A, Class B and Class C shares of Small Cap commenced operations on
    June 29, 1998, July 13, 1998 and December 30, 1998, respectively.


                      SALES CHARGES AND DEALER CONCESSIONS


         CATEGORY I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Aggressive Growth Fund, AIM Asian Growth Fund, AIM Basic Value Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund, AIM Dent Demographic Trends Fund, AIM Emerging Growth Fund, AIM European Development Fund, AIM European Small Company Fund, AIM Euroland Growth Fund, AIM Global Utilities Fund, AIM International Emerging Growth Fund, AIM International Equity Fund, AIM Japan Growth Fund, AIM Large Cap Basic Value Fund, AIM Large Cap Growth Fund, AIM Large Cap Opportunities Fund, AIM Mid Cap Equity Fund, AIM Mid Cap Growth Fund, AIM Mid Cap Opportunities Fund, AIM New Technology Fund, AIM Select Growth Fund, AIM Small Cap Equity Fund, AIM Small Cap Growth Fund, AIM Small Cap Opportunities Fund, AIM Value Fund, AIM Value II Fund, AIM Weingarten Fund and AIM Worldwide Spectrum Fund.

                                                                                         Dealer
                                                                                       Concession
                                                      Investor's Sales Charge         ------------
                                                 -------------------------------          As a
                                                      As a              As a           Percentage
                                                   Percentage        Percentage          of the
                                                 of the Public       of the Net          Public
                  Amount of Investment in          Offering            Amount           Offering
                   Single Transaction(1)             Price            Invested            Price
                  -----------------------        -------------      ------------      ------------

                      Less than $   25,000                5.50%             5.82%             4.75%
         $ 25,000 but less than $   50,000                5.25              5.54              4.50
         $ 50,000 but less than $  100,000                4.75              4.99              4.00
         $100,000 but less than $  250,000                3.75              3.90              3.00
         $250,000 but less than $  500,000                3.00              3.09              2.50
         $500,000 but less than $1,000,000                2.00              2.04              1.60

----------

(1) AIM Small Cap Opportunities Fund will not accept any single purchase in excess of $250,000.

         CATEGORY II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM Advisor Real Estate Fund, AIM Balanced Fund, AIM Developing Markets Fund, AIM Global Aggressive Growth Fund, AIM Global Consumer Products and Services Fund, AIM Global Financial Services Fund, AIM Global Growth Fund, AIM Global Health Care Fund, AIM Global Income Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund, AIM Global Telecommunications and Technology Fund, AIM Global Trends Fund, AIM High Income Municipal Fund, AIM High Yield Fund, AIM High Yield Fund II, AIM Income Fund, AIM Intermediate Government Fund, AIM Latin American Growth Fund, AIM Municipal Bond Fund, AIM Strategic Income Fund and AIM Tax-Exempt Bond Fund of Connecticut.

                                                                                         Dealer
                                                                                       Concession
                                                      Investor's Sales Charge         ------------
                                                 -------------------------------          As a
                                                      As a              As a           Percentage
                                                   Percentage        Percentage          of the
                                                 of the Public       of the Net          Public
                  Amount of Investment in          Offering            Amount           Offering
                    Single Transaction               Price            Invested            Price
                  -----------------------        -------------      ------------      ------------

                      Less than $   50,000                4.75%             4.99%             4.00%
         $ 50,000 but less than $  100,000                4.00              4.17              3.25
         $100,000 but less than $  250,000                3.75              3.90              3.00
         $250,000 but less than $  500,000                2.50              2.56              2.00
         $500,000 but less than $1,000,000                2.00              2.04              1.60

         CATEGORY III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund.

                                                                                         Dealer
                                                                                       Concession
                                                      Investor's Sales Charge         ------------
                                                 -------------------------------          As a
                                                      As a              As a           Percentage
                                                   Percentage        Percentage          of the
                                                 of the Public       of the Net          Public
                  Amount of Investment in          Offering            Amount           Offering
                    Single Transaction               Price            Invested            Price
                  -----------------------        -------------      ------------      ------------

                      Less than $ 100,000                 1.00%             1.01%             0.75%
         $100,000 but less than $ 250,000                 0.75              0.76              0.50
         $250,000 but less than $1,000,000                0.50              0.50              0.40

        There is no sales charge on purchases of $1,000,000 or more of Category I, II or III funds; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

        ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.


        In addition to, or instead of, amounts paid to dealers as a sales commission, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold or of average daily net assets of the AIM Fund attributable to that particular dealer. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.


        AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM Limited Maturity Treasury Fund, and in an amount up to 0.25% of such purchases of Class A shares of AIM Tax-Free Intermediate Fund.

        AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.

        AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.

        Exchanges of AIM Cash Reserve Shares of AIM Money Market Fund for Class B shares or Class C shares are considered sales of such Class B shares or Class C shares for purposes of the sales charges and dealer concessions discussed above.


        AIM Distributors may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A Shares of all AIM Funds except AIM Limited Maturity Treasury Fund, AIM Tax-Free Intermediate Fund and AIM Tax-Exempt Cash Fund sold at net asset value to an employee benefit plan as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM Limited Maturity Treasury Fund sold at net asset value to an employee benefit plan in accordance with this paragraph.


                       REDUCTIONS IN INITIAL SALES CHARGES

        Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of the AIM Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

        The term "purchaser" means:

        o an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);

        o a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), if:

              a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Funds will not accept contributions submitted with respect to individual participants);

              b. each transmittal must be accompanied by a single check or wire transfer; and

              c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

        o a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) and 457 plans, although more than one beneficiary or participant is involved;

        o a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or a Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified the distributor in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or

        o any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

        Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge as provided herein.

         1. LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund, (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.

         Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the

LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

         To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

         If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

         2. RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund and (ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) at the time of the proposed purchase. Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund,
(ii) Class B and Class C shares of the AIM Funds and (iii) shares of AIM Floating Rate Fund) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

         PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from a fund; (b) exchanges of shares of certain funds; (c) use of the reinstatement privilege; or (d) a merger, consolidation or acquisition of assets of a fund.

         The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

         o        AIM Management and its affiliates, or their clients;

         o Any current or retired officer, director or employee (and members of their immediate family) of AIM Management, its affiliates or The AIM Family of Funds,--Registered Trademark-- and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;

         o Any current or retired officer, director, or employee (and members of their immediate family), of CIGNA Corporation or its affiliates, or of First Data Investor Services Group; and any deferred compensation plan for directors of investment companies sponsored by CIGNA Investments, Inc. or its affiliates;

         o Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;

         o        Purchases through approved fee-based programs;

         o Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account per Fund and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of AIM Small Cap Opportunities Fund by such plans are subject to initial sales charges;

         o Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares having a market value of at least $500 and who purchase additional shares of the same Fund;

         o Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the AIM Funds.

         o Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Weingarten Fund or AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Weingarten Fund and AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

         o A shareholder of a fund that merges or consolidates with an AIM Fund or that sells its assets to an AIM Fund in exchange for shares of an AIM Fund;

         o Shareholders of the GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;


         o Certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

         o Shareholders of record of Advisor Class shares of an AIM Fund on February 11, 2000 who have continuously owned shares of that AIM Fund, and who purchase additional shares of that AIM Fund;

         o Qualified State Tuition Programs created and maintained in accordance with Section 529 of the U.S. Internal Revenue Code of 1986, as amended; or

         o Participants in select brokerage programs for defined contribution plans and rollover IRAs who purchase shares through an electronic brokerage platform offered by entities with which AIM Distributors has entered into a written agreement.


         As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

                   CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS

         Former GT Global funds Class A shares that are subject to a contingent deferred sales charge and that were purchased before June 1, 1998 are entitled to the following waivers from the contingent deferred sales charge otherwise due upon redemption: (1) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (2) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (3) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (4) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (5) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds; (6) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (7) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (8) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (9) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code; (10) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (11) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         Former GT Global funds Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption in addition to the waivers provided for redemptions of currently issued Class B shares as described in a Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (3) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in the former GT Global funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in the former GT Global funds; (4) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (5) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (6) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (7) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation
Section 1.401(k)-1(d)(2)); and (8) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

         CDSCs will not apply to the following:

         o Additional purchases of Class C shares of AIM Advisor Flex Fund, AIM Advisor International Value Fund and AIM Advisor Real Estate Fund by shareholders of record on April 30, 1995, of these Funds, except that shareholders whose broker-dealers maintain a single omnibus account with AFS on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

         o        Redemptions following the death or post-purchase disability of
                  (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

         o        Certain distributions from individual retirement accounts,
                  Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the AIM Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

         o Amounts from a Systematic Withdrawal Plan of up to an annual amount of 12% of the account value on a per fund basis, at the time the withdrawal plan is established, provided the investor reinvests his dividends;

         o Liquidation by the Fund when the account value falls below the minimum required account size of $500;

         o        Investment account(s) of AIM; and

         o Class C shares where the investor's dealer of record notifies the distributor prior to the time of investment that the dealer waives the payment otherwise payable to him.

         Upon the redemption of shares of funds in sales charge Categories I and II (see "Sales Charges and Dealer Concessions") purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:

         o        Shares held more than 18 months;

         o Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the plan or on the number of eligible employees;

         o        Private foundations or endowment funds;

         o Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment; and

         o Shares acquired by exchange from Class A shares of funds in sales charge Categories I and II unless the shares acquired by exchange are redeemed within 18 months of the original purchase of the Class A shares.

                        HOW TO PURCHASE AND REDEEM SHARES

         A complete description of the manner by which shares of the Funds may be purchased appears in each Prospectus under the caption "Purchasing Shares - How to Purchase Shares."

         The sales charge normally deducted on purchases of Class A shares of the Funds is used to compensate AIM Distributors and participating dealers for their expenses incurred in connection with the distribution of such shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons, who because of their relationship with the Funds or with AIM and its affiliates, are familiar with the Funds, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Funds' best interests that such persons be permitted to purchase Class A shares of the Funds through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Funds without a sales charge set forth herein under the caption "REDUCTIONS IN INITIAL SALES CHARGES - Purchases at Net Asset Value". You may also be charged a transaction or other fee by the financial institution managing your account.

         The following formula may be used by an investor to determine the public offering price per Class A share of an investment:

         Net Asset Value/ (1 - Sales Charge as % of Offering Price) = Offering Price

         Information concerning the method of exchanging shares of the Funds for shares of the other mutual funds managed or advised by AIM is set forth in each Prospectus under the caption "Exchanging Shares."

         Information concerning redemption of the Funds' shares is set forth in each Prospectus under the caption "Redeeming Shares - How to Redeem Shares." Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. In addition to the Funds' obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value of the Fund next determined after such order is received. Such arrangement is subject to timely receipt by AFS of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by the Funds or by AIM Distributors (other than any applicable
CDSC) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction. AIM intends to redeem all shares of the Funds in cash.

         The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of the Funds not reasonably practicable.

BACKUP WITHHOLDING

         Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will generally be subject to backup withholding.

         Each AIM Fund, and other payers, must, according to IRS regulations, withhold 31% of redemption payments and reportable dividends (whether paid or accrued) in the case of any shareholder who fails to provide the Fund with a taxpayer identification number ("TIN") and a certification that he is not subject to backup withholding.

         An investor is subject to backup withholding if:

         (1)      the investor fails to furnish a correct TIN to the Fund, or

         (2) the IRS notifies the Fund that the investor furnished an incorrect TIN, or

         (3) the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor's tax return (for reportable interest and dividends only), or

         (4) the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only), or

         (5) the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.

         Interest and dividend payments are subject to back-up withholding in all five situations discussed above. Redemption proceeds and long-term gain distributions are subject to backup withholding only if (1) (2) or (5) above applies.

         Certain payees and payments are exempt from backup withholding and information reporting. A complete listing of such exempt entities appears in the Instructions for the Requester of Form W-9 (which can be obtained from the IRS) and includes, among others, the following:

    o    a corporation

    o an organization exempt from tax under Section 501(a), an individual retirement plan (IRA), or a custodial account under Section 403(b)(7)

    o    the United States or any of its agencies or instrumentalities

    o a state, the District of Columbia, a possession of the United States, or any of their political subdivisions or instrumentalities

    o a foreign government or any of its political subdivisions, agencies or instrumentalities

    o an international organization or any of its agencies or instrumentalities

    o    a foreign central bank of issue

    o a dealer in securities or commodities required to register in the U.S. or a possession of the U.S.

    o a futures commission merchant registered with the Commodity Futures Trading Commission

    o    a real estate investment trust

    o    an entity registered at all times during the tax year under the 1940
         Act

    o    a common trust fund operated by a bank under Section 584(a)

    o    a financial institution

    o a middleman known in the investment community as a nominee or listed in the most recent publication of the American Society of Corporate Secretaries, Inc., Nominee List

    o    a trust exempt from tax under Section 664 or described in Section 4947

         Investors should contact the IRS if they have any questions concerning entitlement to an exemption from backup withholding.

NOTE: Section references are to sections of the Code.

         IRS PENALTIES -- Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.

         NONRESIDENT ALIENS -- Nonresident alien individuals and foreign entities are not subject to the backup withholding previously discussed, but must certify their foreign status by attaching IRS Form W-8 to their application. Form W-8 remains in effect for three calendar years beginning with the calendar year in which it is received by the Fund. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and distributions and return of capital distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

                          NET ASSET VALUE DETERMINATION

         In accordance with the current rules and regulations of the SEC, the net asset value of a share of each Fund is normally determined once daily as of the close of the customary trading session of the NYSE (generally 4:00 p.m. Eastern Time), on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contract closing prices which are available fifteen
(15) minutes after the close of the customary trading session on the NYSE will generally be used. The net asset values per share of the Classes will differ because different expenses are attributable to each class. The income or loss and the expenses (except those listed below) of a Fund are allocated to each class on the basis of the net assets of the Fund allocable to each such class, calculated as of the close of business on the previous business day, as adjusted for the current day's shareholder activity of each class. Distribution and service fees and transfer agency fees (to the extent different rates are charged to different classes) are allocated only to the class to which such expenses relate. The net asset value per share of a class is determined by subtracting the liabilities (e.g., the expenses) of the Fund allocated to the class from the assets of the Fund allocated to the class and dividing the result by the total number of shares outstanding of such class. Determination of each Fund's net asset value per share is made in accordance with generally accepted accounting principles.


         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day, prior to the determination of net asset value. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued on the basis of prices provided by independent pricing services. Each security reported on the NASDAQ National Market System is valued at the last sales price at the time of pricing on the valuation date, or lacking a last sale, at the closing bid price as of the close of regular trading on that day; option contracts are valued at the mean between the closing bid and asked prices on the exchange where the contracts are principally traded; futures contracts are valued at final settlement price quotations from the primary exchange on which they are traded. Debt securities (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available or for which market quotations are not reflective of fair value are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having sixty (60) days or less to maturity are valued at amortized cost, which approximates market value. (See also "Purchasing Shares - How to Purchase Shares," "Redeeming Shares
- How to Redeem Shares" and "Pricing of Shares" in each Prospectus.)

         Generally, trading in foreign securities, as well as corporate bonds, U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

         Fund securities primarily traded in foreign markets may be traded in such markets on days which are not business days of the Funds. Because the net asset value per share of each Fund is determined only on business days of the Fund, the net asset value per share of a Fund may be significantly affected on days when an investor can not exchange or redeem shares of a Fund.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

         Income dividends and capital gains distributions are automatically reinvested in additional shares of the Funds unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption "Special Plans - Automatic Dividend Investment." If a shareholder's account does not have any shares in it on a dividend or capital gains distribution payment date, the dividend or distribution will be paid in cash whether or not the shareholder has elected to have such dividends or distributions reinvested.

TAX MATTERS

         The following is only a summary of certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY

         Each Fund is treated as a separate association taxable as a corporation. Each Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by a Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.

         In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").


         In general, gain or loss recognized by a Fund on the disposition of an asset will be a capital gain or loss. However, gain recognized on the disposition of a debt obligation purchased by a Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless a Fund elects to accrue market discount as earned.


         In addition to satisfying the requirements described above, each Fund must satisfy an asset diversification test (the "Asset Diversification Test") in order to qualify as a regulated investment company. Under this test, at the close of each quarter of a Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.


         For purposes of the Asset Diversification Test, the Internal Revenue Service ("IRS") has ruled that the issuer of a purchased listed call option on stock is the issuer of the stock underlying the option. The IRS has also informally ruled that, in general, the issuers of purchased or written call and put options on securities, of long and short positions on futures contracts on securities and of options on such future contracts are the issuers of the securities underlying such financial instruments where the instruments are traded on an exchange.


         Where the writer of a listed call option owns the underlying securities, the IRS has ruled that the Asset Diversification Test will be applied solely to such securities and not to the value of the option itself. With respect to options on securities indexes, futures contracts on securities indexes and options on such futures contracts, the IRS has informally ruled that the issuers of such options and futures contracts are the separate entities whose securities are listed on the index, in proportion to the weighing of securities in the computation of the index. It is unclear under present law who should be treated as the issuer of forward foreign currency exchange contracts, of options on foreign currencies, or of foreign currency futures and related options. It has been suggested that the issuer in each case may be the foreign central bank or the foreign government backing the particular currency. Due to this uncertainty and because the Funds may not rely on informal rulings of the IRS, the Funds may find it necessary to seek a ruling from the IRS as to the application of the Asset Diversification Test to certain of the foregoing types of financial instruments or to limit its holdings of some or all such instruments in order to stay within the limits of such test.

         If for any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends received deduction in the case of corporate shareholders.

INVESTMENT IN FOREIGN FINANCIAL INSTRUMENTS

         Under Code Section 988, gains or losses from certain foreign currency forward contracts or fluctuations in exchange rates will generally be treated as ordinary income or loss. Such Code Section 988 gains or losses will increase or decrease the amount of each Fund's investment company taxable income available to be distributed to shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gains. Additionally, if Code
Section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to pay any ordinary income dividends, and any such dividends paid before the losses were realized, but in the same taxable year, would be recharacterized as a return of capital to shareholders, thereby reducing the tax basis of Fund shares.

HEDGING TRANSACTIONS


         Some of the forward foreign currency exchange contracts, options and futures contracts that the Funds may enter into will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts that are held by a Fund are treated as if they are sold for their fair market value on the last business day of the taxable year, regardless of whether a taxpayer's obligations (or rights) under such contracts have terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is combined with any other gain or loss that was previously recognized upon the termination of Section 1256 contracts during that taxable year. The net amount of such gain or loss for the entire taxable year (including gain or loss arising as a consequence of the year-end deemed sale of such contracts) is deemed to be 60% long-term (taxable at a maximum rate of 20% to noncorporate shareholders) and 40% short-term gain or loss. However, in the case of Section 1256 contracts that are forward foreign currency exchange contracts, the net gain or loss is separately determined and (as discussed above) generally treated as ordinary income or loss.

         The Funds may engage in certain hedging transactions (such as short sales "against the box") that may be subject to special tax treatment as "constructive sales" under Section 1259 of the Code if a Fund holds certain "appreciated financial positions" (defined generally as any interest (including a futures or forward contract, short sale or option) with respect to stock, certain debt instruments, or partnership interests if there would be a gain were such interest sold, assigned, or otherwise terminated at its fair market value). Upon entering into a constructive sales transaction with respect to an appreciated financial position, a Fund will generally be deemed to have constructively sold such appreciated financial position and will recognize gain as if such position were sold, assigned, or otherwise terminated at its fair market value on the date of such constructive sale (and will take into account any gain in the taxable year which includes such date).

         Other hedging transactions in which the Funds may engage may result in "straddles" or "conversion transactions" for U.S. federal income tax purposes. The straddle and conversion transaction rules may affect the character of gains (or in the case of the straddle rules, losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules and the conversion transaction rules have been promulgated, the tax consequences to a Fund's hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by a Fund (and, if they are conversion transactions, the amount of ordinary income) which is taxed as ordinary income when distributed to shareholders.

         Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of any of the foregoing rules governing Section 1256 contracts, constructive sales and straddle and conversion transactions may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected investment or straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such transactions.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES

         A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

         For purposes of the excise tax, a regulated investment company shall
(a) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year, and (b) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

         Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that a Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

FUND DISTRIBUTIONS

         Each Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will qualify for the 70% dividends received deduction for corporations only to the extent discussed below.

         Each Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Funds currently intend to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by a Fund prior to the date on which the shareholder acquired his shares. Conversely, if a Fund elects to retain its net capital gain, it will be taxed thereon (except to the extent of any available capital loss carry forwards) at the 35% corporate tax rate. If a Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

         Legislation enacted in 1997 lowers the maximum capital gain tax rate from 20% to 18% with respect to certain assets (including readily tradable stock) which are held for five years and for which the holding period begins after December 31, 2000. In connection with this new legislation, a Fund may make an election to treat any readily tradable stock it holds on January 1, 2001 as being sold on January 2, 2001 at its closing market price on that date and reacquired on that date for the same amount. If a Fund makes this election, it will recognize any gain, but not loss, on the deemed sale, which may cause a Fund to increase the amount of distributions that the Fund would make for its taxable year that includes January 2, 2001. The Funds have not yet determined whether they will make this election with respect to any shares in their respective portfolios.

         Ordinary income dividends paid by a Fund with respect to a taxable year will qualify for the 70% dividends received deduction generally available to corporations (other than corporations, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding company tax) to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (a) if it has been received with respect to any share of stock that the Fund has held for less than 46 days (91 days in the case of certain preferred stock), during the 90-day period beginning on the date which is 45 days before the date on which the stock becomes ex-dividend (during the 180-day period beginning on the date which is 90 days before such date, in the case of certain preferred stock), and (ii) any period during which the Fund has an option to sell, is under a contractual obligation to sell, has made and not closed a short sale of, has granted certain options to buy or has otherwise diminished its risk of loss by holding other positions with respect to, such (or substantially identical) stock; (b) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property; or (c) to the extent the stock on which the dividend is paid is treated as debt-financed under the rules of Code Section 246A. Moreover, the dividends received deduction for a corporate shareholder may be disallowed or reduced (a) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund, or (b) by application of Code Section 246(b) which in general limits the dividends received deduction to 70% of the shareholder's taxable income (determined without regard to the dividends received deduction and certain other items).

         Alternative minimum tax ("AMT") is imposed in addition to, but only to the extent it exceeds, the regular tax and is computed at a maximum rate of 28% for non-corporate taxpayers and 20% for corporate taxpayers on the excess of the taxpayer's alternative minimum taxable income ("AMTI") over an exemption amount. The corporate dividends received deduction is not itself an item of tax preference that must be added back to taxable income or is otherwise disallowed in determining a corporation's AMTI. However, corporate shareholders will generally be required to take the full amount of any dividend received from a Fund into account (without a dividend received deduction) in determining their adjusted current earnings, which are used in computing an additional corporate preference item (i.e., 75% of the excess of a corporate taxpayer's adjusted current earnings over its AMTI (determined without regard to this item and the AMTI net operating loss deduction)) that is includable in AMTI. For taxable years beginning after 1997, however, certain small corporations are wholly exempt from the AMT.

         Investment income that may be received by a Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Funds to a reduced rate of, or exemption from, taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of a Fund's assets to be invested in various countries is not known.

         Distributions by a Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

         Distributions by a Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another AIM Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         In addition, if the net asset value at the time a shareholder purchases shares of a Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

         Ordinarily, shareholders are required to take distributions by a Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by a Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

         Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (a) who has provided either an incorrect tax identification number or no number at all, (b) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly, or (c) who has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

SALE OR REDEMPTION OF SHARES

         A shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within thirty (30) days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of a Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Currently, any long-term gain recognized by a non-corporate shareholder will be subject to tax at a maximum rate of 20%. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Section 246(c)(3) and (4) (discussed above in connection with the dividends received deduction for corporations) generally will apply in determining the holding period of shares. Long-term capital gains of non-corporate taxpayers are currently taxed at a maximum rate that in some cases may be 19.6% lower than the maximum rate applicable to ordinary income. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

         If a shareholder (a) incurs a sales load in acquiring shares of a Fund,
(b) disposes of such shares less then 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another Fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired.

FOREIGN SHAREHOLDERS

         Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from a Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder. If the income from a Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, dividends and return of capital distributions (other than distributions of long-term capital gain) will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution. Such a foreign shareholder would generally be exempt from U.S. federal income tax withholding on gains realized on the sale of shares of a Fund, capital gain dividends and amounts retained by a Fund that are designated as undistributed net capital gains.

         If the income from a Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

         In the case of foreign non-corporate shareholders, a Fund may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

         The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; LOCAL TAX CONSIDERATIONS

         The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

         Rules of state and local taxation for ordinary income dividends and capital gain dividends from regulated investment companies often differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Funds.

                             SHAREHOLDER INFORMATION

         This information supplements the discussion in each Fund's Prospectus under the title "Shareholder Information."

         TIMING OF PURCHASE ORDERS. It is the responsibility of the dealer to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer's failure to submit an order within the prescribed time frame will be borne by that dealer. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.

         SHARE CERTIFICATES. The Funds will issue share certificates upon written request to AFS. Otherwise, shares are held on the shareholder's behalf and recorded on the Fund books. AIM Funds will not issue certificates for shares held in prototype retirement plans.

         SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested in shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

         Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C Shares of the AIM Funds and AIM Cash Reserve Shares of AIM Money Market Fund), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.

         Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan.

         TERMS AND CONDITIONS OF EXCHANGES. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.

         EXCHANGES BY TELEPHONE. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to the close of the customary trading session of the NYSE. The Transfer Agent and AIM Distributors may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.


         By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), or in any other account with any of the AIM Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the AIM Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transactions. The Transfer Agent reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.


         REDEMPTIONS BY TELEPHONE. By signing an account application form, an investor appoints the Transfer Agent as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by the Transfer Agent in the designated account(s), present or future, with full power of substitution in the premises. The Transfer Agent and AIM Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption. An investor acknowledges by signing the form that he understands and agrees that the Transfer Agent and AIM Distributors may not be liable for any loss, expense or cost arising out of any telephone redemption requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction. The Transfer Agent reserves the right to cease to act as attorney-in-fact subject to this appointment, and AIM Distributors reserves the right to modify or terminate the telephone redemption privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any redemptions must be effected in writing by the investor.

         SIGNATURE GUARANTEES. In addition to those circumstances listed in the "Shareholder Information" section of each Fund's prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; and (4) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. AIM Funds may waive or modify any signature guarantee requirements at any time.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.

         TRANSACTIONS BY INTERNET. An investor may effect transactions in his account through the Internet by selecting the AIM Internet Connect option on his completed account application form or completing an AIM Internet Connect Authorization Form. By signing either form the investor acknowledges and agrees that the Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any internet transaction effected in accordance with the instructions set forth in the forms if they reasonably believe such request to be genuine. Procedures for verification of internet transactions include requests for confirmation of the shareholder's personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that (1) if he no longer wants the AIM Internet Connect option, he will notify the Transfer Agent in writing, and (2) the AIM Internet Connect option may be terminated at any time by the AIM Funds.

         DIVIDENDS AND DISTRIBUTIONS. In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods.

         For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date.

         Dividends on Class B and Class C shares are expected to be lower than those for Class A shares or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.

         Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.

         Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes.

                            MISCELLANEOUS INFORMATION

AUDIT REPORTS


         The Board of Trustees will issue semi-annual reports of the financial statements of the Funds to the shareholders. Financial statements, audited by independent auditors, will be issued annually. Due to an investment in another AIM Fund, which KPMG LLP represented to the AIM Fund was inadvertent, and new SEC rules regarding auditor independence, KPMG LLP resigned as independent public accountants for the Trust. The Board of Trustees of the Trust has selected Ernst & Young LLP, 1221 McKinney, Suite 2400, Houston, Texas 77010-2007, as the independent public accountants to audit the financial statements of the Funds.


LEGAL MATTERS

         Legal matters for the Trust have been passed upon by Ballard Spahr Andrews & Ingersoll, LLP, 1735 Market Street, Philadelphia, Pennsylvania 19103.

CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company (the "Custodian"), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The Custodian attends to the collection of principal and income, pays and collects all monies for securities bought and sold by the Funds and performs certain other ministerial duties. A I M Fund Services, Inc., a wholly owned subsidiary of AIM, P.O. Box 4739, Houston, Texas 77210-4739 ("AFS" or the "Transfer Agent"), acts as transfer and dividend disbursing agent for the Funds. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets. The Funds pay the Custodian and the Transfer Agent such compensation as may be agreed upon from time to time.

         Chase Bank of Texas, N.A., 712 Main, Houston, Texas 77002, serves as Sub-Custodian for purchases of the Funds.

         Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") has entered into an agreement with the Trust (and certain other AIM Funds), First Data Investor Service Group and Financial Data Services, Inc., pursuant to which MLPF&S has agreed to perform certain shareholder sub-accounting services for its customers who beneficially own shares of the Funds.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         As of February 5, 2001, the trustees and officers of the Trust, as a group, owned less than 1% of all classes of outstanding shares of the Trust. To the best knowledge of the Trust, the name and addresses of the holders of 5% or more of the outstanding shares of each class of the Trust's equity securities as of February 5, 2001, and the percentage of the outstanding shares held by such holders are set forth below:

                                                                                                   Percentage
                                  Name and Address                       Percentage Owned        Owned of Record
Fund                                  of Owner                              of Record*           and Beneficially
----                              ----------------                       ----------------        ----------------

AIM Large Cap                  Merrill Lynch, Pierce, Fenner & Smith                8.63%                   -0-
Opportunities Fund -           FBO the Sole Benefit of Customers
Class A Shares                 Attn:  Fund Administration
                               4800 Deer Lake Dr., East 2nd Floor
                               Jacksonville, FL 32246

AIM Large Cap                  Merrill Lynch, Pierce, Fenner & Smith               20.56%                  -0-
Opportunities Fund -           FBO the Sole Benefit of Customers
Class B Shares                 Attn:  Fund Administration
                               4800 Deer Lake Dr., East 2nd Floor
                               Jacksonville, FL 32246

AIM Large Cap                  Merrill Lynch Pierce, Fenner & Smith                20.21%                  -0-
Opportunities Fund -           FBO the Sole Benefit of Customers
Class C Shares                 Attn:  Fund Administration
                               4800 Deer Lake Dr., East 2nd Floor
                               Jacksonville, FL 32246

AIM Mid Cap                    Merrill Lynch Pierce, Fenner & Smith                10.84%                  -0-
Opportunities Fund -           FBO the Sole Benefit of Customers
Class A Shares                 Attn:  Fund Administration
                               4800 Deer Lake Dr., East 2nd Floor
                               Jacksonville, FL 32246

AIM Mid Cap                    Merrill Lynch Pierce, Fenner & Smith                18.13%                  -0-
Opportunities Fund -           FBO the Sole Benefit of Customers
Class B Shares                 Attn:  Fund Administration
                               4800 Deer Lake Dr., East 2nd Floor
                               Jacksonville, FL 32246

AIM Mid Cap                    Merrill Lynch Pierce, Fenner & Smith                30.66%                  -0-
Opportunities Fund -           FBO the Sole Benefit of Customers
Class C Shares                 Attn:  Fund Administration
                               4800 Deer Lake Dr., East 2nd Floor
                               Jacksonville, FL 32246

AIM Small Cap                  Merrill Lynch Pierce, Fenner & Smith                 9.64%                   -0-
Opportunities Fund -           FBO the Sole Benefit of Customers
Class A Shares                 Attn:  Fund Administration
                               4800 Deer Lake Dr., East 2nd Floor
                               Jacksonville, FL 32246



----------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                                                                                   Percentage
                                  Name and Address                       Percentage Owned        Owned of Record
Fund                                  of Owner                              of Record*           and Beneficially
----                              ----------------                       ----------------        ----------------

AIM Small Cap                  Merrill Lynch Pierce, Fenner & Smith                21.09%                  -0-
Opportunities Fund -           FBO the Sole Benefit of Customers
Class B Shares                 Attn:  Fund Administration
                               4800 Deer Lake Dr., East 2nd Floor
                               Jacksonville, FL 32246
AIM Small Cap
Opportunities Fund -           Merrill Lynch Pierce, Fenner & Smith                40.44%                  -0-
Class C Shares                 FBO the Sole Benefit of Customers
                               Attn:  Fund Administration
                               4800 Deer Lake Dr., East 2nd Floor
                               Jacksonville, FL 32246


OTHER INFORMATION

         Each Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the SEC under the 1933 Act and reference is hereby made to the Registration Statement for further information with respect to the Funds and the securities offered pursuant to the Prospectuses. The Registration Statement is available for inspection by the public at the SEC in Washington, D.C.


----------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

                                    APPENDIX

DESCRIPTION OF COMMERCIAL PAPER RATINGS

STANDARD & POOR'S

         Commercial paper rated by Standard & Poor's has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well-established, and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer's Commercial Paper is rated A-1 or A-2. A-1 indicates the degree of safety regarding time of payment is very strong. A-2 indicates that the capacity for timely payment is strong, but that the relative degree of safety is not as overwhelming as for issues designated A-1.

MOODY'S

         Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service. Among the factors considered by Moody's in assigning ratings are the following: (a) evaluation of the management of the issuer; (b) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (c) evaluation of the issuer's products in relation to competition and customer acceptance; (d) liquidity; (e) amount and quality of long-term debt; (f) trend of earnings over a period of ten years; (g) financial strength of a parent company and the relationships which exist with the issuer; and (h) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1 or Prime-2.


DESCRIPTION OF CORPORATE BOND RATINGS

STANDARD & POOR'S

         AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

         AA -- Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                     MOODY'S

         Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                              FINANCIAL STATEMENTS




                                       FS

                       INDEPENDENT AUDITORS' REPORT

                       To the Board of Trustees and Shareholders of AIM Large Cap Opportunities Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Large Cap Opportunities Fund (a series of AIM Special Opportunities Funds) including the schedule of investments, as of October 31, 2000, and the related statement of operations, the statement of changes in net assets, and financial highlights for the three months ended October 31, 2000 and the period December 30, 1999 (date operations commenced) through July 31, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with auditing
                       standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Large Cap Opportunities Fund as of October 31, 2000, the results of its operations, the changes in its net assets and financial highlights for the three months ended October 31, 2000 and the period December 30, 1999 (date operations commenced) through July 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

                       /s/ KPMG LLP

                       December 6, 2000
                       Houston, Texas

SCHEDULE OF INVESTMENTS

October 31, 2000

                                                    MARKET
                                       SHARES       VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-84.53%

BIOTECHNOLOGY-1.94%

Affymetrix, Inc.(a)                    185,000   $ 10,244,375
-------------------------------------------------------------
Amgen Inc.(a)                           80,000      4,635,000
=============================================================
                                                   14,879,375
=============================================================

BROADCASTING (TELEVISION, RADIO &
  CABLE)-5.85%

Cablevision Systems Corp.-Class A(a)   150,000     11,175,000
-------------------------------------------------------------
Comcast Corp.-Class A(a)               350,000     14,262,500
-------------------------------------------------------------
General Motors Corp.-Class H(a)        350,000     11,340,000
-------------------------------------------------------------
Pegasus Communications Corp.(a)        226,300      8,047,794
=============================================================
                                                   44,825,294
=============================================================

COMMUNICATIONS EQUIPMENT-5.97%

ADC Telecommunications, Inc.(a)        250,000      5,343,750
-------------------------------------------------------------
Comverse Technology, Inc.(a)           137,500     15,365,625
-------------------------------------------------------------
Corning Inc.                           275,000     21,037,500
-------------------------------------------------------------
JDS Uniphase Corp.(a)                   49,300      4,011,787
=============================================================
                                                   45,758,662
=============================================================

COMPUTERS (HARDWARE)-2.86%

Palm, Inc.(a)                          270,000     14,461,875
-------------------------------------------------------------
Sun Microsystems, Inc.(a)               67,500      7,484,062
=============================================================
                                                   21,945,937
=============================================================

COMPUTERS (NETWORKING)-4.74%

Cisco Systems, Inc.(a)                 150,000      8,081,250
-------------------------------------------------------------
Juniper Networks, Inc.(a)               93,800     18,291,000
-------------------------------------------------------------
Tellium, Inc.-Series E, Conv. Pfd.
  (Acquired 09/19/00; Cost
  $3,410,010)(a)(b)                    113,667      3,410,010
-------------------------------------------------------------
VeriSign, Inc.(a)                       50,000      6,600,000
=============================================================
                                                   36,382,260
=============================================================

COMPUTERS (PERIPHERALS)-4.52%

Brocade Communications Systems,
  Inc.(a)                              120,000     27,285,000
-------------------------------------------------------------
EMC Corp.(a)                            82,500      7,347,656
=============================================================
                                                   34,632,656
=============================================================

COMPUTERS (SOFTWARE &
  SERVICES)-14.18%

Ariba, Inc.(a)                         150,000     18,956,250
-------------------------------------------------------------
Check Point Software Technologies
  Ltd.-ADR (Israel)(a)                 130,000     20,588,750
-------------------------------------------------------------
i2 Technologies, Inc.(a)               105,000     17,850,000
-------------------------------------------------------------
InfoSpace, Inc.(a)                     325,000      6,540,625
-------------------------------------------------------------
Oracle Corp.(a)                        220,000      7,260,000
-------------------------------------------------------------
Quest Software, Inc.(a)                200,000      8,737,500
-------------------------------------------------------------
Rational Software Corp.(a)              81,100      4,840,656
-------------------------------------------------------------

                                                    MARKET
                                       SHARES       VALUE
COMPUTERS (SOFTWARE & SERVICES)-(CONTINUED)

VERITAS Software Corp.(a)              170,000   $ 23,972,656
=============================================================
                                                  108,746,437
=============================================================

ELECTRONICS (SEMICONDUCTORS)-5.11%

Celestica Inc. (Canada)(a)             125,000      8,984,375
-------------------------------------------------------------
Maxim Integrated Products, Inc.(a)      75,000      4,973,437
-------------------------------------------------------------
SDL, Inc.(a)                            50,000     12,962,500
-------------------------------------------------------------
Vitesse Semiconductor Corp.(a)         175,000     12,239,062
=============================================================
                                                   39,159,374
=============================================================

EQUIPMENT (SEMICONDUCTOR)-2.10%

Broadcom Corp.-Class A(a)               52,500     11,674,687
-------------------------------------------------------------
KLA-Tencor Corp.(a)                    130,000      4,395,625
=============================================================
                                                   16,070,312
=============================================================

FINANCIAL (DIVERSIFIED)-6.12%

American Express Co.                   175,000     10,500,000
-------------------------------------------------------------
Citigroup Inc.                         275,000     14,471,875
-------------------------------------------------------------
J.P. Morgan & Co., Inc.                132,500     21,928,750
=============================================================
                                                   46,900,625
=============================================================

HEALTH CARE (DIVERSIFIED)-2.69%

American Home Products Corp.           325,000     20,637,500
=============================================================

HEALTH CARE (DRUGS-MAJOR
  PHARMACEUTICALS)-1.55%

Pfizer Inc.                            275,000     11,876,562
=============================================================

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-1.37%

PE Corp-PE Biosystems Group             90,000     10,530,000
=============================================================

INSURANCE (MULTI-LINE)-2.01%

American International Group, Inc.     157,500     15,435,000
=============================================================

INVESTMENT BANKING/BROKERAGE-3.48%

Goldman Sachs Group, Inc. (The)        135,000     13,474,688
-------------------------------------------------------------
Morgan Stanley Dean Witter & Co.       165,000     13,251,563
=============================================================
                                                   26,726,251
=============================================================

INVESTMENT MANAGEMENT-0.88%

Stilwell Financial, Inc.               150,000      6,721,875
=============================================================

INVESTMENTS-1.54%

Nasdaq 100 Shares(a)(c)                144,500     11,830,938
=============================================================

LEISURE TIME (PRODUCTS)-2.63%

Harley-Davidson, Inc.                  285,000     13,733,438
-------------------------------------------------------------
Mattel, Inc.                           500,000      6,468,750
=============================================================
                                                   20,202,188
=============================================================

                                                    MARKET
                                       SHARES       VALUE
MANUFACTURING (SPECIALIZED)-0.84%

Coflexip S.A.-ADR (France)              85,000   $  4,850,313
-------------------------------------------------------------
Millipore Corp.                         29,700      1,559,250
=============================================================
                                                    6,409,563
=============================================================

NATURAL GAS-1.50%

Enron Corp.                            140,000     11,488,750
=============================================================

OIL & GAS (DRILLING &
  EQUIPMENT)-4.08%

ENSCO International Inc.               160,000      5,320,000
-------------------------------------------------------------
Lone Star Technologies, Inc.(a)        107,500      4,316,125
-------------------------------------------------------------
Schlumberger Ltd.                      125,000      9,515,625
-------------------------------------------------------------
Transocean Sedco Forex Inc.            105,000      5,565,000
-------------------------------------------------------------
Weatherford International, Inc.(a)     180,000      6,570,000
=============================================================
                                                   31,286,750
=============================================================

OIL & GAS (EXPLORATION &
  PRODUCTION)-4.02%

Apache Corp.                           222,500     12,307,031
-------------------------------------------------------------
Apache Corp.-$2.02 Conv. Pfd.           40,000      1,900,000
-------------------------------------------------------------
Kerr-McGee Corp.                       255,000     16,654,688
=============================================================
                                                   30,861,719
=============================================================

OIL & GAS (REFINING &
  MARKETING)-0.58%

Valero Energy Corp.-$1.94 Conv. Pfd.   160,000      4,480,000
=============================================================

POWER PRODUCERS (INDEPENDENT)-0.57%

Calpine Corp.(a)                        55,000      4,341,563
=============================================================

RETAIL (BUILDING SUPPLIES)-0.89%

Lowe's Cos., Inc.                      150,000      6,853,125
=============================================================

SERVICES
  (ADVERTISING/MARKETING)-0.76%

Lamar Advertising Co.(a)               121,000      5,808,000
=============================================================

TELECOMMUNICATIONS
  (CELLULAR/WIRELESS)-1.75%

Phone.com, Inc.(a)                     145,000     13,421,563
=============================================================
    Total Common Stocks & Other
      Equity Interests (Cost
      $640,131,663)                               648,212,279
=============================================================

                                       PRINCIPAL
                                        AMOUNT
CONVERTIBLE CORPORATE BONDS &
  NOTES-1.34%

COMMUNICATIONS EQUIPMENT-0.95%

Cyras Systems, Inc., Conv. Sub.
  Notes, 4.50%, 08/15/05 (Acquired
  08/15/00; Cost $1,250,000)(b)        1,250,000     1,450,000
--------------------------------------------------------------
Kestrel Solutions, Conv. Sub. Notes,
  5.50%, 07/15/05 (Acquired
  07/20/00-10/10/00; Cost
  $5,800,000)(b)                       5,500,000     5,830,000
==============================================================
                                                     7,280,000
==============================================================

                                       PRINCIPAL     MARKET
                                        AMOUNT        VALUE
ELECTRONICS (SEMICONDUCTORS)-0.39%

Celestica Inc. (Canada), Conv. Yankee
  Bonds, 3.19%, 08/01/20(a)            5,800,000   $ 2,972,500
==============================================================
    Total Convertible Corporate Bonds
      & Notes (Cost $9,951,297)                     10,252,500
==============================================================

                        NUMBER
                          OF       EXERCISE   EXPIRATION
                       CONTRACTS    PRICE        DATE
OPTIONS
  PURCHASED-2.11%

CALLS-0.42%

Amex Biotechnology
  Index (The)
  (Biotechnology)          110       $600       Jan-01     $1,846,625
---------------------------------------------------------------------
Philadelphia Oil
  Service Sector
  Index (Oil &
  Gas-Exploration &
  Production)            2,444        125       Dec-00      1,344,200
=====================================================================
                                                            3,190,825
=====================================================================

PUTS-1.69%

Nasdaq 100 Index
  (Investments)             80      3,100       Dec-00      1,239,000
---------------------------------------------------------------------
                           350      3,025       Dec-00      4,541,250
---------------------------------------------------------------------
Russell 2000 Index
  (Investments)          1,126        460       Dec-00      1,013,400
---------------------------------------------------------------------
                         2,700        480       Dec-00      3,712,500
---------------------------------------------------------------------
S&P 500 Index
  (Investments)            736      1,350       Nov-00        423,200
---------------------------------------------------------------------
                           520      1,375       Nov-00        487,500
---------------------------------------------------------------------
                         1,780      1,300       Dec-00      1,557,500
=====================================================================
                                                           12,974,350
=====================================================================
    Total Options
      Purchased (Cost
      $30,814,368)                                         16,165,175
=====================================================================

                                       SHARES
MONEY MARKET FUNDS-11.01%

STIC Liquid Assets Portfolio(d)      42,238,227     42,238,227
--------------------------------------------------------------
STIC Prime Portfolio(d)              42,238,227     42,238,227
==============================================================
    Total Money Market Funds (Cost
      $84,476,454)                                  84,476,454
==============================================================
TOTAL INVESTMENTS-98.99% (Cost
  $765,373,782)                                    759,106,408
==============================================================
OTHER ASSETS LESS LIABILITIES-1.01%                  7,711,781
==============================================================
NET ASSETS-100.00%                                $766,818,189
______________________________________________________________
==============================================================

                                       SHARES
                                        SOLD        MARKET
                                        SHORT       VALUE
SECURITIES SOLD SHORT(e)

Administaff, Inc.                      190,000   $  6,745,000
-------------------------------------------------------------
Adobe Systems Inc.                     102,400      7,788,800
-------------------------------------------------------------
Advanced Micro Devices, Inc.            93,000      2,104,126
-------------------------------------------------------------

                                       SHARES
                                        SOLD        MARKET
                                        SHORT       VALUE
SECURITIES SOLD SHORT-(CONTINUED)

Allergan, Inc.                          50,900   $  4,278,781
-------------------------------------------------------------
Amazon.com, Inc.                       171,700      6,288,513
-------------------------------------------------------------
Autodesk, Inc.                          78,500      1,731,906
-------------------------------------------------------------
Broadvision Inc.                       154,300      4,590,425
-------------------------------------------------------------
Clear Channel Communications, Inc.      74,800      4,492,675
-------------------------------------------------------------
Coca-Cola Co. (The)                    150,000      9,056,250
-------------------------------------------------------------
Computer Sciences Co.                   42,000      2,646,000
-------------------------------------------------------------
Corvis Corp.                            84,800      5,565,000
-------------------------------------------------------------
Costco Wholesale Corp.                  50,000      1,831,250
-------------------------------------------------------------
Cytyc Corp.                             48,300      2,867,813
-------------------------------------------------------------
eBay Inc.                              125,000      6,437,500
-------------------------------------------------------------
Exodus Communications, Inc.             99,900      3,352,844
-------------------------------------------------------------
Fastenal Co.                           105,000      6,030,938
-------------------------------------------------------------
First Tennessee National Corp.         152,300      3,502,900
-------------------------------------------------------------
Fluor Corp.                            100,000      3,500,000
-------------------------------------------------------------
Guidant Corp.                           56,100      2,969,794
-------------------------------------------------------------
Home Depot, Inc. (The)                 152,100      6,540,300
-------------------------------------------------------------
King Pharmaceuticals, Inc.             132,000      5,915,250
-------------------------------------------------------------

                                       SHARES
                                        SOLD        MARKET
                                        SHORT       VALUE
SECURITIES SOLD SHORT-(CONTINUED)

Krispy Kreme Doughnuts, Inc.            14,000   $  1,379,875
-------------------------------------------------------------
MGM Mirage Inc.                         60,000      2,073,750
-------------------------------------------------------------
Network Appliance, Inc.                 25,500      3,034,500
-------------------------------------------------------------
Nike, Inc.-Class B                      97,900      3,909,881
-------------------------------------------------------------
Nortel Networks Corp.                   65,000      2,957,500
-------------------------------------------------------------
NVIDIA Corp.                            50,000      3,107,031
-------------------------------------------------------------
QLT Inc.                                77,600      3,859,387
-------------------------------------------------------------
SCI Systems, Inc.                       95,200      4,093,600
-------------------------------------------------------------
Scient Corp.                             9,000        162,000
-------------------------------------------------------------
724 Solutions Inc.                     115,000      3,126,551
-------------------------------------------------------------
Sigma-Aldrich Corp.                    200,000      7,150,000
-------------------------------------------------------------
Silicon Storage Technology, Inc.       117,500      2,673,125
-------------------------------------------------------------
Solectron Corp.                        120,000      5,280,000
-------------------------------------------------------------
Stryker Corp.                           65,400      3,081,974
-------------------------------------------------------------
Symbol Technologies, Inc.              205,000      9,314,688
=============================================================
Total Securities Sold Short                      $153,439,927
_____________________________________________________________
=============================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Pfd.  - Preferred
Sub.  - Subordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 10/31/00 was $10,690,010, which represented 1.39% of the Fund's net assets.
(c) A portion of this security is subject to call options written. See Note 7.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) Collateral on short sales was segregated by the Fund in the amount of $184,185,088, which represents 120.04% of market value of securities sold short.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2000

ASSETS:

Investments, at market value (cost $765,373,782)    $759,106,408
----------------------------------------------------------------
Cash                                                  15,549,353
----------------------------------------------------------------
Receivables for:
  Investments sold                                    13,720,412
----------------------------------------------------------------
  Fund shares sold                                     2,008,019
----------------------------------------------------------------
  Dividends and interest                                 659,308
----------------------------------------------------------------
  Investments sold short                             146,147,072
----------------------------------------------------------------
  Options sold                                         7,393,753
----------------------------------------------------------------
  Short stock rebates                                    664,305
----------------------------------------------------------------
Investment for deferred compensation plan                  3,893
----------------------------------------------------------------
Other assets                                              16,469
================================================================
    Total assets                                     945,268,992
================================================================

LIABILITIES:

Payables for:
  Investments purchased                               15,759,932
----------------------------------------------------------------
  Fund shares reacquired                                 596,351
----------------------------------------------------------------
  Options written (premiums received $3,200,705)       3,552,900
----------------------------------------------------------------
  Deferred compensation plan                               3,893
----------------------------------------------------------------
  Short stock account interest and dividends               4,807
----------------------------------------------------------------
  Short positions                                      3,582,158
----------------------------------------------------------------
Market value of securities sold short (proceeds
  from short sales $146,147,072)                     153,439,927
----------------------------------------------------------------
Accrued advisory fees                                  1,001,614
----------------------------------------------------------------
Accrued administrative services fees                      11,501
----------------------------------------------------------------
Accrued distribution fees                                492,007
----------------------------------------------------------------
Accrued trustees' fees                                       772
----------------------------------------------------------------
Accrued transfer agent fees                                4,941
----------------------------------------------------------------
    Total liabilities                                178,450,803
================================================================
Net assets applicable to shares outstanding         $766,818,189
________________________________________________________________
================================================================

NET ASSETS:

Class A                                             $373,614,314
________________________________________________________________
================================================================
Class B                                             $282,120,340
________________________________________________________________
================================================================
Class C                                             $111,083,535
________________________________________________________________
================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                               27,471,272
________________________________________________________________
================================================================
Class B                                               20,814,721
________________________________________________________________
================================================================
Class C                                                8,197,433
________________________________________________________________
================================================================
Class A:
  Net asset value and redemption price per share    $      13.60
----------------------------------------------------------------
  Offering price per share:
    (Net asset value of $13.60 divided by 94.50%)   $      14.39
________________________________________________________________
================================================================
Class B:
  Net asset value and offering price per share      $      13.55
________________________________________________________________
================================================================
Class C:
  Net asset value and offering price per share      $      13.55
________________________________________________________________
================================================================

STATEMENT OF OPERATIONS

                                                     DECEMBER 30,
                                                      1999 (DATE
                                      THREE MONTHS    OPERATIONS
                                         ENDED        COMMENCED)
                                      OCTOBER 31,       THROUGH
                                          2000       JULY 31, 2000
                                      ------------   -------------
INVESTMENT INCOME:

Short stock rebates                   $ 1,304,717     $   443,705
-----------------------------------------------------------------
Dividends from affiliated money
  market funds                          1,077,250         423,405
-----------------------------------------------------------------
Dividends (net of foreign
  withholding tax of $267 and
  $4,961, respectively)                   393,991         159,509
-----------------------------------------------------------------
Interest                                  316,294          69,932
=================================================================
    Total investment income             3,092,252       1,096,551
=================================================================

EXPENSES:

Advisory fees                           2,203,831         749,188
-----------------------------------------------------------------
Administrative services fee                30,873          29,372
-----------------------------------------------------------------
Custodian fees                             17,343          24,373
-----------------------------------------------------------------
Distribution fees -- Class A              239,710          98,668
-----------------------------------------------------------------
Distribution fees -- Class B              544,606         162,407
-----------------------------------------------------------------
Distribution fees -- Class C              208,446          55,143
-----------------------------------------------------------------
Interest                                   14,587          10,212
-----------------------------------------------------------------
Transfer agent fees -- Class A             50,469          31,715
-----------------------------------------------------------------
Transfer agent fees -- Class B             38,996          23,773
-----------------------------------------------------------------
Transfer agent fees -- Class C             14,925           8,072
-----------------------------------------------------------------
Trustees' fees                              1,821           4,117
-----------------------------------------------------------------
Dividends on short sales                   59,505          24,835
-----------------------------------------------------------------
Other                                     169,613         171,138
=================================================================
    Total expenses                      3,594,725       1,393,013
=================================================================
Less: Fees waived                         (21,792)        (39,872)
------------------------------------------------------------------
    Expenses paid indirectly              (14,412)         (4,522)
=================================================================
    Net expenses                        3,558,521       1,348,619
=================================================================
Net investment income (loss)             (466,269)       (252,068)
=================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES,
  SECURITIES SOLD SHORT, FUTURES
  CONTRACTS AND OPTION CONTRACTS

Net realized gain (loss) from:
  Investment securities                (2,638,851)     (2,400,360)
-----------------------------------------------------------------
  Securities sold short                21,896,768       1,764,828
-----------------------------------------------------------------
  Futures contracts                       633,599        (881,182)
-----------------------------------------------------------------
  Option contracts                        807,967       2,403,105
=================================================================
                                       20,699,483         886,391
=================================================================
Change in net unrealized
  appreciation (depreciation) of:
  Investment securities               (19,141,316)     12,873,942
-----------------------------------------------------------------
  Securities sold short                (8,416,941)      1,124,086
-----------------------------------------------------------------
  Option contracts                       (663,491)        311,296
=================================================================
                                      (28,221,748)     14,309,324
=================================================================
Net gain (loss) on investment
  securities, securities sold short,
  futures contracts and option
  contracts                            (7,522,265)     15,195,715
=================================================================
Net increase (decrease) in net
  assets resulting from operations    $(7,988,534)    $14,943,647
_________________________________________________________________
=================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                 THREE       DECEMBER 30, 1999
                                                                 MONTHS      (DATE OPERATIONS
                                                                 ENDED          COMMENCED)
                                                              OCTOBER 31,    THROUGH JULY 31,
                                                                  2000             2000
                                                              ------------   -----------------
OPERATIONS:

  Net investment income (loss)                                $   (466,269)    $      (252,068)
----------------------------------------------------------------------------------------------
  Net realized gain from investment securities, securities
    sold short, futures contracts and option contracts          20,699,483             886,391
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, securities sold short and option
    contracts                                                  (28,221,748)         14,309,324
==============================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                                (7,988,534)         14,943,647
==============================================================================================
Share transactions-net:
  Class A                                                      238,637,832         130,133,895
----------------------------------------------------------------------------------------------
  Class B                                                      182,555,330          97,595,645
----------------------------------------------------------------------------------------------
  Class C                                                       77,641,463          33,298,911
==============================================================================================
    Net increase in net assets                                 490,846,091         275,972,098
==============================================================================================

NET ASSETS:
  Beginning of period                                          275,972,098                  --
----------------------------------------------------------------------------------------------
  End of period                                               $766,818,189     $   275,972,098
______________________________________________________________________________________________
==============================================================================================

NET ASSETS CONSIST OF:
  Shares of beneficial interest                               $760,048,346     $   261,023,720
----------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       (90,606)            (49,823)
----------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, securities sold short, futures contracts and
    option contracts                                            20,772,873             688,877
----------------------------------------------------------------------------------------------
  Unrealized appreciation (depreciation) of investment
    securities, securities sold short and option contracts     (13,912,424)         14,309,324
==============================================================================================
                                                              $766,818,189     $   275,972,098
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Large Cap Opportunities Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. The Board of Trustees of the Trust approved a change in the Fund's fiscal year-end from July 31 to October 31. As a result, this report includes financial information for the period ended October 31, 2000 (three months) and the period December 30, 1999 (date operations commenced) through July 31, 2000. The Fund currently offers three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. Class A shares commenced sales on December 30, 1999. Class B and C shares commenced sales on March 31, 2000. The Fund was closed to new investors as of September 29, 2000. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date.
     On October 31, 2000, undistributed net investment income was increased by $425,486, undistributed net realized gains were decreased by $615,487 and paid in capital was increased by $190,001 as a result of differences due to utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Securities Sold Short -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.
     The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the statement of operations represents income earned on short sale proceeds held on deposit with the broker. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (expense incurred) as a result of the market value of securities sold short being less than (greater than) the proceeds received from the short sales.
F. Put Options -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedge. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received.
G. Call Options -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
     An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.
H. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
I. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. The base management fee will be adjusted, on a monthly basis starting January 1, 2001, (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment performance of the Class A shares exceeds the sum of 2.00% and the 12-month rolling investment record of the S&P 500 Index, or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment record of the S&P 500 Index less 2.00% exceeds the 12-month rolling investment performance of the Class A shares. During the three-month period ended October 31, 2000 and the period ended July 31, 2000, AIM waived fees of $0 and $39,872, respectively.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the three-month period ended October 31, 2000 and the period ended July 31, 2000, AIM was paid $30,873 and $29,372, respectively, for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the three-month period ended October 31, 2000 and the period ended July 31, 2000, AFS was paid $77,112 and $23,127, respectively, for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. For the three-month period ended October 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $239,710, $544,606 and $208,446, respectively, as compensation under the Plans. For the period ended July 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $98,668, $162,407 and $55,143, respectively, as compensation under the Plans. For the three-month period ended October 31, 2000, AIM waived fees of $21,792.
  AIM Distributors received commissions of $669,665 and $355,159, respectively, from sales of the Class A shares of the Fund during the three-month period ended October 31, 2000 and the period ended July 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the three-month period ended October 31, 2000 and the period ended July 31, 2000, AIM Distributors received $3,638 and $3,607, respectively, in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the three-month period ended October 31, 2000 and the period ended July 31, 2000, the Fund paid legal fees of $1,154 and $2,270, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the three-month period ended October 31, 2000 and the period ended July 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $2,778 and $372, respectively, and reductions in custodian fees of $11,634 and $4,150, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $14,412 and $4,522, respectively, for the three-month period ended October 31, 2000 and the year ended July 31, 2000, respectively.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $240,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.10% on the unused balance of the committed line. During the three-month period ended October 31, 2000 and the period ended July 31, 2000, the Fund did not borrow under the line of credit.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the three-month period ended October 31, 2000 was $662,775,257 and $179,253,637, respectively and during the period ended July 31, 2000 was $288,400,654 and $92,740,607, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes was as follows:

                                    OCTOBER 31,      JULY 31,
                                        2000           2000
                                    ------------   ------------
Aggregate unrealized appreciation
  of:
  Investment securities             $ 40,625,503   $ 23,850,469
---------------------------------------------------------------
  Securities sold short                8,615,521      3,712,964
---------------------------------------------------------------
Aggregate unrealized
  (depreciation) of:
  Investment securities              (40,390,769)   (12,342,197)
---------------------------------------------------------------
  Securities sold short               (7,639,045)    (2,588,878)
===============================================================
Net unrealized appreciation of
  investment securities             $  1,211,210   $ 12,632,358
_______________________________________________________________
===============================================================
Cost of investments for tax purposes is $758,871,674 and
  $252,650,411, respectively, for three-months ended October
  31, 2000 and the year ended July 31, 2000.
Proceeds from securities sold short for tax purposes is
  $152,463,451 and $46,493,930, respectively, for three-months ended October 31, 2000 and the year ended July 31, 2000.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the period ended October 31, 2000 are summarized as follows:

                                                               CALL OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------   -----------
Beginning of year                                                  --     $        --
-------------------------------------------------------------------------------------
Written                                                         5,058     $ 6,212,938
-------------------------------------------------------------------------------------
Closed                                                         (4,346)     (4,038,447)
-------------------------------------------------------------------------------------
Expired                                                            --              --
=====================================================================================
End of year                                                       712     $ 2,174,491
_____________________________________________________________________________________
=====================================================================================

Open call option contracts written at October 31, 2000 were as follows:

                                                                 OCTOBER 31,
                                          NUMBER                    2000
                     CONTRACT   STRIKE      OF       PREMIUMS      MARKET       UNREALIZED
ISSUE                 MONTH     PRICE    CONTRACTS   RECEIVED       VALUE      APPRECIATION
-----                --------   ------   ---------   ---------   -----------   ------------
Nasdaq 100 Index      Dec-00     440        505       705,461      517,625      $   187,836
-------------------------------------------------------------------------------------------
                      Mar-01     450        207      1,469,030   1,361,025          108,005
===========================================================================================
                                            712      2,174,491   1,878,650      $   295,841
___________________________________________________________________________________________
===========================================================================================

NOTE 8-PUT OPTION CONTRACTS

Transactions in put options contracts written during the period ended October 31, 2000 are summarized as follows:

                                                               PUT OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------   -----------
Beginning of period                                                47     $   398,246
-------------------------------------------------------------------------------------
Purchased                                                       2,614       1,843,789
-------------------------------------------------------------------------------------
Closed                                                         (1,931)     (1,215,821)
-------------------------------------------------------------------------------------
Expired                                                            --              --
=====================================================================================
End of period                                                     730     $ 1,026,214
_____________________________________________________________________________________
=====================================================================================

Open put option contracts written at October 31, 2000 were as follows:

                                                                  OCTOBER 31,
                                           NUMBER                    2000         UNREALIZED
                      CONTRACT   STRIKE      OF       PREMIUMS      MARKET       APPRECIATION
ISSUE                  MONTH     PRICE    CONTRACTS   RECEIVED       VALUE      (DEPRECIATION)
------------------    --------   ------   ---------   ---------   -----------   --------------
Nasdaq 100 Index       Dec-00     290        130       720,524     1,231,750      $  (511,226)
---------------------------------------------------------------------------------------------
Russell 2000 Index     Dec-00     450        600       305,690       442,500         (136,810)
=============================================================================================
                                             730      1,026,214    1,674,250      $  (648,036)
_____________________________________________________________________________________________
=============================================================================================

NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the three-month period ended October 31, 2000 and the period ended July 31, 2000 were as follows:

                                                                  OCTOBER 31, 2000                JULY 31, 2000
                                                              -------------------------     -------------------------
                                                                SHARES        AMOUNT          SHARES        AMOUNT
                                                              ----------   ------------     ----------   ------------
Sold:
  Class A*                                                    18,008,430   $253,658,152     12,111,778   $149,479,697
---------------------------------------------------------------------------------------------------------------------
  Class B**                                                   13,162,915    185,297,506      7,973,127     99,165,325
---------------------------------------------------------------------------------------------------------------------
  Class C**                                                    5,695,261     80,003,764      2,722,459     33,913,845
=====================================================================================================================
Reacquired:
  Class A                                                     (1,070,129)   (15,020,320)    (1,578,807)   (19,345,802)
---------------------------------------------------------------------------------------------------------------------
  Class B                                                       (196,601)    (2,742,176)      (124,720)    (1,569,680)
---------------------------------------------------------------------------------------------------------------------
  Class C                                                       (168,610)    (2,362,301)       (51,677)      (614,934)
=====================================================================================================================
                                                              35,431,266   $498,834,625     21,052,160   $261,028,451
_____________________________________________________________________________________________________________________
=====================================================================================================================

*  Class A shares commenced sales on December 30, 1999.
** Class B & C shares commenced sales on March 31, 2000.

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                              CLASS A
                                                              ----------------------------------------
                                                                                    DECEMBER 30, 1999
                                                                                    (DATE OPERATIONS
                                                              THREE MONTHS ENDED      COMMENCED) TO
                                                              OCTOBER 31, 2000(a)     JULY 31, 2000
                                                              -------------------   ------------------
Net asset value, beginning of period                               $  13.12             $    10.00
--------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                           --                  (0.01)
--------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)               0.48                   3.13
==================================================================================================
    Total from investment operations                                   0.48                   3.12
==================================================================================================
Net asset value, end of period                                     $  13.60             $    13.12
__________________________________________________________________________________________________
==================================================================================================
Total return(b)                                                        3.66%                 31.20%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                           $373,614             $  138,205
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sale expense)
  With fee waivers                                                     2.07%(c)               2.41%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                                  2.10%(c)               2.49%(d)
==================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sale expense)
  With fee waivers                                                     2.03%(c)               2.34%(d)
--------------------------------------------------------------------------------------------------
  Without fee waivers                                                  2.06%(c)               2.42%(d)
==================================================================================================
Ratio of net investment income (loss) to average net assets            0.04%(c)              (0.20)%(d)
__________________________________________________________________________________________________
==================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                        0.04%(c)               0.07%(d)
__________________________________________________________________________________________________
==================================================================================================
Portfolio turnover rate                                                  38%                   125%
__________________________________________________________________________________________________
==================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $284,131,822 for October 31, 2000.
(d)  Annualized.

                                                                         CLASS B                         CLASS C
                                                              -----------------------------   -----------------------------
                                                              THREE MONTHS   MARCH 31, 2000   THREE MONTHS   MARCH 31, 2000
                                                                 ENDED        (DATE SALES        ENDED        (DATE SALES
                                                              OCTOBER 31,    COMMENCED) TO    OCTOBER 31,    COMMENCED) TO
                                                                2000(a)      JULY 31, 2000      2000(a)      JULY 31, 2000
                                                              ------------   --------------   ------------   --------------
Net asset value, beginning of period                            $  13.10        $  12.81        $  13.09        $  12.81
------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                     (0.02)          (0.02)          (0.02)          (0.02)
------------------------------------------------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)            0.47            0.31            0.48            0.30
========================================================================================================================
  Total from investment operations                                  0.45            0.29            0.46            0.28
========================================================================================================================
Net asset value, end of period                                  $  13.55        $  13.10        $  13.55        $  13.09
________________________________________________________________________________________________________________________
========================================================================================================================
Total return(b)                                                     3.44%           2.26%           3.51%           2.19%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $282,120        $102,795        $111,084        $ 34,972
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sale expense)
  With fee waivers                                                  2.77%(c)        3.10%           2.77%(c)        3.10%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               2.77%(c)        3.18%           2.77%(c)        3.18%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sale expense)
  With fee waivers                                                  2.73%(c)        3.03%           2.73%(c)        3.03%
------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                               2.73%(c)        3.11%           2.73%(c)        3.11%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of net investment income (loss) to average net assets        (0.66)%(c)       (0.89)%        (0.66)%(c)       (0.89)%
________________________________________________________________________________________________________________________
========================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                     0.04%(c)        0.07%           0.04%(c)        0.07%
________________________________________________________________________________________________________________________
========================================================================================================================
Portfolio turnover rate                                               38%            125%             38%            125%
________________________________________________________________________________________________________________________
========================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $216,066,635 and $82,698,655 for Class B and C, respectively, for October 31, 2000.

                       INDEPENDENT AUDITORS' REPORT

                       To the Board of Trustees and Shareholders of AIM Mid Cap Opportunities Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Mid Cap Opportunities Fund (a series of AIM Special Opportunities Funds) including the schedule of investments, as of October 31, 2000, and the related statement of operations for the three months ended October 31, 2000 and the year ended July 31, 2000 and the statement of changes in net assets and financial highlights for the three months ended October 31, 2000, the year ended July 31, 2000 and the period December 30, 1998 (date operations commenced) through July 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with auditing
                       standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Mid Cap Opportunities Fund as of October 31, 2000, the results of its operations for the three months then ended, the changes in its net assets and financial highlights for the period then ended and for the year end July 31, 2000 and the period December 30, 1998 (date operations commenced) through July 31, 1999, in conformity with accounting principles generally accepted in the United States of America.

                       /s/ KPMG LLP

                       December 6, 2000
                       Houston, Texas

SCHEDULE OF INVESTMENTS

October 31, 2000

                                                     MARKET
                                       SHARES        VALUE
DOMESTIC COMMON STOCKS & OTHER
  EQUITY INTERESTS-84.40%

BIOTECHNOLOGY-2.67%

Affymetrix, Inc.                        115,000   $  6,368,125
--------------------------------------------------------------
Celera Genomics(a)                       82,900      5,595,750
--------------------------------------------------------------
Millennium Pharmaceuticals, Inc.(a)      67,200      4,876,200
==============================================================
                                                    16,840,075
==============================================================

BROADCASTING (TELEVISION, RADIO &
  CABLE)-3.26%

Hispanic Broadcasting Corp.(a)          225,000      7,031,250
--------------------------------------------------------------
Pegasus Communications Corp.(a)         182,700      6,497,269
--------------------------------------------------------------
Univision Communications Inc.-Class
  A(a)                                  152,600      5,836,950
--------------------------------------------------------------
Westwood One, Inc.(a)                    63,100      1,194,956
==============================================================
                                                    20,560,425
==============================================================

COMMUNICATIONS EQUIPMENT-5.62%

Acterna Corp.(a)                        135,900      2,174,400
--------------------------------------------------------------
ADC Telecommunications, Inc.(a)         191,500      4,093,312
--------------------------------------------------------------
Andrew Corp.(a)                         247,100      6,501,819
--------------------------------------------------------------
Comverse Technology, Inc.(a)            116,400     13,007,700
--------------------------------------------------------------
Polycom, Inc.(a)                        120,100      7,806,500
--------------------------------------------------------------
Tollgrade Communications, Inc.(a)        19,900      1,905,425
==============================================================
                                                    35,489,156
==============================================================

COMPUTERS (NETWORKING)-0.61%

Tellium, Inc.-Series E, Conv.
  Pfd.(a)(b)                            129,001      3,870,030
==============================================================

COMPUTERS (PERIPHERALS)-1.53%

SanDisk Corp.(a)                        180,000      9,672,187
==============================================================

COMPUTERS (SOFTWARE & SERVICES)-11.77%

Advanced Fibre Communications, Inc.(a)  153,200      4,988,575
--------------------------------------------------------------
Check Point Software Technologies
  Ltd. (Israel)(a)                       59,400      9,407,475
--------------------------------------------------------------
HomeStore.com, Inc.(a)                  146,500      4,981,000
--------------------------------------------------------------
Interwoven, Inc.(a)                      66,600      6,709,950
--------------------------------------------------------------
Macrovision Corp.(a)                    131,100      9,553,912
--------------------------------------------------------------
Mercury Interactive Corp.(a)             79,800      8,857,800
--------------------------------------------------------------
Orbotech, Ltd. (Israel)(a)               95,550      5,058,178
--------------------------------------------------------------
Portal Software, Inc.(a)                125,000      4,398,437
--------------------------------------------------------------
Quest Software, Inc.(a)                 150,000      6,553,125
--------------------------------------------------------------
Rational Software Corp.(a)              143,200      8,547,250
--------------------------------------------------------------
webMethods, Inc.(a)                      25,000      2,221,875
--------------------------------------------------------------
Websense, Inc.(a)                       169,700      3,054,600
==============================================================
                                                    74,332,177
==============================================================

CONSUMER FINANCE-1.06%

Capital One Financial Corp.             105,900      6,684,937
==============================================================

                                                     MARKET
                                       SHARES        VALUE
ELECTRICAL EQUIPMENT-3.15%

Cree, Inc.(a)                            46,900   $  4,654,825
--------------------------------------------------------------
Sanmina Corp.(a)                         89,900     10,276,694
--------------------------------------------------------------
Veeco Instruments Inc.(a)                75,000      4,965,234
==============================================================
                                                    19,896,753
==============================================================

ELECTRONICS (INSTRUMENTATION)-4.48%

Methode Electronics, Inc.-Class A       254,700      9,583,087
--------------------------------------------------------------
Newport Corp.                            87,500      9,992,773
--------------------------------------------------------------
PerkinElmer, Inc.                        72,900      8,711,550
==============================================================
                                                    28,287,410
==============================================================

ELECTRONICS (SEMICONDUCTORS)-7.12%

Elantec Semiconductor, Inc.(a)           39,500      4,394,375
--------------------------------------------------------------
Exar Corp.(a)                           177,200      7,918,625
--------------------------------------------------------------
Integrated Device Technology, Inc.(a)    81,500      4,589,469
--------------------------------------------------------------
Microchip Technology Inc.(a)            145,425      4,599,066
--------------------------------------------------------------
MIPS Technologies, Inc.-Class A(a)      124,900      5,011,613
--------------------------------------------------------------
Semtech Corp.(a)                        143,200      4,618,200
--------------------------------------------------------------
TranSwitch Corp.(a)                      89,200      5,151,300
--------------------------------------------------------------
Vitesse Semiconductor Corp.(a)          124,000      8,672,250
==============================================================
                                                    44,954,898
==============================================================

FINANCIAL (DIVERSIFIED)-1.36%

SEI Investments Co.                      94,400      8,566,800
==============================================================

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-2.95%

Forest Laboratories, Inc.(a)             32,100      4,253,250
--------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class
  A(a)                                  194,800     14,342,150
==============================================================
                                                    18,595,400
==============================================================

HEALTH CARE (HOSPITAL MANAGEMENT)-1.76%

Health Management Associates,
  Inc.-Class A(a)                       561,700     11,128,681
==============================================================

HEALTH CARE (MANAGED CARE)-0.69%

Caremark Rx, Inc.(a)                    350,000      4,375,000
==============================================================

HEALTH CARE (SPECIALIZED SERVICES)-0.61%

Laboratory Corp. of America
  Holdings(a)                            28,600      3,857,425
==============================================================

INSURANCE (MULTI-LINE)-1.20%

ACE Ltd. (Bermuda)                      193,300      7,587,025
==============================================================

INSURANCE BROKERS-0.59%

Aon Corp.                                89,500      3,708,656
==============================================================

INVESTMENT BANKING/BROKERAGE-2.29%

Edwards (A.G.), Inc.                     70,000      3,552,500
--------------------------------------------------------------
Legg Mason, Inc.                         85,800      4,456,238
--------------------------------------------------------------
Lehman Brothers Holdings Inc.           100,000      6,450,000
==============================================================
                                                    14,458,738
==============================================================

                                                               MARKET
                                       SHARES                  VALUE
INVESTMENT MANAGEMENT-0.85%

Federated Investors, Inc.-Class B        29,700             $    865,013
------------------------------------------------------------------------
Stilwell Financial, Inc.                100,000                4,481,250
========================================================================
                                                               5,346,263
========================================================================

INVESTMENTS-1.53%

Nasdaq 100 Shares(a)(c)                 117,800                9,644,875
========================================================================

LEISURE TIME (PRODUCTS)-1.29%

Harley-Davidson, Inc.                   169,000                8,143,688
========================================================================

MANUFACTURING (SPECIALIZED)-0.43%

Millipore Corp.                          51,600                2,709,000
========================================================================

OIL & GAS (DRILLING & EQUIPMENT)-9.64%

BJ Services Co.(a)                       37,400                1,961,163
------------------------------------------------------------------------
Cal Dive International, Inc.(a)          68,000                3,383,000
------------------------------------------------------------------------
Chiles Offshore, Inc.(a)                161,000                2,576,000
------------------------------------------------------------------------
Cooper Cameron Corp.(a)                  64,600                3,520,700
------------------------------------------------------------------------
ENSCO International Inc.                137,100                4,558,575
------------------------------------------------------------------------
Grant Prideco, Inc.(a)                  256,000                4,752,000
------------------------------------------------------------------------
Nabors Industries, Inc.(a)              143,200                7,288,880
------------------------------------------------------------------------
National-Oilwell, Inc.(a)               256,000                7,488,000
------------------------------------------------------------------------
Patterson Energy, Inc.(a)               216,200                6,080,625
------------------------------------------------------------------------
Rowan Cos., Inc.(a)                     169,200                4,261,725
------------------------------------------------------------------------
Smith International, Inc.(a)             71,500                5,040,750
------------------------------------------------------------------------
Transocean Sedco Forex Inc.             104,400                5,533,200
------------------------------------------------------------------------
Weatherford International, Inc.(a)      120,000                4,380,000
========================================================================
                                                              60,824,618
========================================================================

OIL & GAS (EXPLORATION & PRODUCTION)-2.23%

Anadarko Petroleum Corp.                 92,800                5,943,840
------------------------------------------------------------------------
Kerr-McGee Corp.                        125,000                8,164,063
========================================================================
                                                              14,107,903
========================================================================

OIL & GAS (REFINING & MARKETING)-0.67%

Valero Energy Corp.-$1.94 Conv. Pfd     150,000                4,200,000
========================================================================

RETAIL (DISCOUNTERS)-0.95%

Dollar Tree Stores, Inc.(a)             154,000                6,025,250
========================================================================

RETAIL (SPECIALTY)-4.21%

Bed Bath & Beyond Inc.(a)               469,800               12,126,713
------------------------------------------------------------------------
Linens 'n Things, Inc.(a)               237,800                7,312,350
------------------------------------------------------------------------
Tiffany & Co.                           166,500                7,107,469
========================================================================
                                                              26,546,532
========================================================================

RETAIL (SPECIALTY-APPAREL)-3.71%

American Eagle Outfitters, Inc.(a)      147,500                5,079,531
------------------------------------------------------------------------
AnnTaylor Stores Corp.(a)               115,800                3,474,000
------------------------------------------------------------------------
Intimate Brands, Inc.                   240,000                5,730,000
------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)(a)          112,600                3,293,550
------------------------------------------------------------------------

                                                               MARKET
                                       SHARES                  VALUE
RETAIL (SPECIALTY-APPAREL)-(CONTINUED)

Talbots, Inc. (The)                      74,100             $  5,858,531
========================================================================
                                                              23,435,612
========================================================================

SERVICES (ADVERTISING/MARKETING)-1.14%

Lamar Advertising Co.(a)                150,000                7,200,000
========================================================================

SERVICES (DATA PROCESSING)-0.82%

Fiserv, Inc.(a)                          99,100                5,196,556
========================================================================

SHIPPING-1.66%

Frontline Ltd. (Norway)(a)              437,000                7,206,480
------------------------------------------------------------------------
Frontline Ltd.-ADR (Norway)(a)           13,000                  208,812
------------------------------------------------------------------------
Teekay Shipping Corp. (Bahamas)          81,200                3,034,850
========================================================================
                                                              10,450,142
========================================================================

TELECOMMUNICATIONS (CELLULAR/
  WIRELESS)-2.55%

Crown Castle International Corp.(a)     201,000                6,092,813
------------------------------------------------------------------------
Research in Motion Ltd. (Canada)(a)     100,000               10,000,000
========================================================================
                                                              16,092,813
========================================================================
    Total Domestic Common Stocks &
      Other Equity Interests (Cost
      $478,558,361)                                          532,789,025
========================================================================

                                     PRINCIPAL
                                       AMOUNT
CONVERTIBLE NOTES-1.26%

COMMUNICATIONS EQUIPMENT-1.26%

Cyras Systems, Inc., Conv. Sub.
  Notes, 4.50%, 08/15/05 (Acquired
  08/15/00; Cost $2,500,000)(b)      $2,500,000                2,900,000
------------------------------------------------------------------------
Kestrel Solutions, Conv. Sub.
  Notes, 5.50%, 07/15/05 (Acquired
  07/20/00-10/10/00; Cost
  $4,762,500)(b)                      4,750,000                5,035,000
========================================================================
    Total Convertible Notes (Cost
      $7,262,500)                                              7,935,000
========================================================================

                          NUMBER
                            OF       EXERCISE   EXPIRATION
                         CONTRACTS    PRICE        DATE
OPTIONS PURCHASED-2.78%

CALLS-0.82%

AMEX Biotechnology
  Index (Biotechnology)      220       $600       Jan-01       3,693,250
------------------------------------------------------------------------
Philadelphia Oil
  Service Sector Index
  (Oil & Gas-Exploration
  & Production)            1,978        125       Dec-00       1,087,900
------------------------------------------------------------------------
Read-Rite Corp.
  (Computers-Peripherals)  7,500         15       Jan-01         375,000
========================================================================
                                                               5,156,150
========================================================================

PUTS-1.96%

Mylan Laboratories,
  Inc. (Health
  Care-Drugs-Generic &
  Other)                   3,000         30       Nov-00         787,500
------------------------------------------------------------------------
Nasdaq 100 Index
  (Investments)               80        310       Dec-00       1,239,000
------------------------------------------------------------------------

                          NUMBER
                            OF       EXERCISE   EXPIRATION
                         CONTRACTS    PRICE        DATE      MARKET VALUE
PUTS-(CONTINUED)

Nasdaq 100 Index
  (Investments)              280       $302       Dec-00     $  3,633,000
-------------------------------------------------------------------------
Russell 2000 Index
  (Investments)            1,717        460       Dec-00        1,545,300
-------------------------------------------------------------------------
Russell 2000 Index
  (Investments)            2,585        480       Dec-00        3,554,375
-------------------------------------------------------------------------
S&P 500 Index
  (Investments)              590        135       Nov-00          339,250
-------------------------------------------------------------------------
S&P 500 Index
  (Investments)              420        137       Nov-00          393,750
-------------------------------------------------------------------------
S&P 500 Index
  (Investments)            1,010        130       Dec-00          883,750
=========================================================================
                                                               12,375,925
=========================================================================
    Total Options Purchased
      (Cost $30,740,520)                                       17,532,075
=========================================================================

                                       SHARES
MONEY MARKET FUNDS-10.49%

STIC Liquid Assets Portfolio(d)      33,131,432                33,131,432
-------------------------------------------------------------------------
STIC Prime Portfolio(d)              33,131,432                33,131,432
=========================================================================
    Total Money Market Funds (Cost
      $66,262,864)                                             66,262,864
=========================================================================
TOTAL INVESTMENTS-98.93% (Cost
  $582,824,245)                                               624,518,964
=========================================================================
OTHER ASSETS LESS LIABILITIES-1.07%                             6,749,106
=========================================================================
NET ASSETS-100.00%                                           $631,268,070
_________________________________________________________________________
=========================================================================

                                       SHARES
                                        SOLD        MARKET
                                        SHORT       VALUE
SECURITIES SOLD SHORT(e)

Administaff, Inc.                      150,000   $  5,325,000
-------------------------------------------------------------
Adobe Systems Inc.                      85,400      6,495,737
-------------------------------------------------------------
Advanced Micro Devices, Inc.            78,100      1,767,013
-------------------------------------------------------------
Allergan, Inc.                          40,900      3,438,156
-------------------------------------------------------------
Amazon.com, Inc.                       138,000      5,054,250
-------------------------------------------------------------
Andrx Group                             46,000      3,312,000
-------------------------------------------------------------
Autodesk, Inc.                         103,000      2,272,438
-------------------------------------------------------------
BroadVision, Inc.                      125,500      3,733,625
-------------------------------------------------------------
California Pizza Kitchen, Inc.         100,000      3,500,000
-------------------------------------------------------------

                                       SHARES
                                        SOLD        MARKET
                                        SHORT       VALUE
SECURITIES SOLD SHORT(e)-(CONTINUED)

Clear Channel Communications, Inc.      60,700   $  3,645,794
-------------------------------------------------------------
Coca-Cola Co. (The)                     75,000      4,528,125
-------------------------------------------------------------
CompuCredit Corp.                       63,000      1,945,125
-------------------------------------------------------------
Computer Sciences Corp.                 33,000      2,079,000
-------------------------------------------------------------
Corvis Corp.                            69,100      4,534,688
-------------------------------------------------------------
Costco Wholesale Corp.                 100,000      3,662,500
-------------------------------------------------------------
Cytyc Corp.                             39,500      2,345,313
-------------------------------------------------------------
eBay Inc.                              100,000      5,150,000
-------------------------------------------------------------
Exodus Communications                   81,900      2,748,769
-------------------------------------------------------------
Fastenal Co.                            92,000      5,284,250
-------------------------------------------------------------
First Tennessee National Corp.          91,300      2,099,900
-------------------------------------------------------------
Fluor Corp.                             80,000      2,800,000
-------------------------------------------------------------
Guidant Corp.                           47,900      2,535,706
-------------------------------------------------------------
Home Depot, Inc. (The)                 122,800      5,280,400
-------------------------------------------------------------
King Pharmaceuticals, Inc.             110,100      4,933,856
-------------------------------------------------------------
MGM Mirage Inc.                         50,000      1,728,125
-------------------------------------------------------------
Network Appliance, Inc.                 20,400      2,427,600
-------------------------------------------------------------
NIKE, Inc.-Class B                      86,800      3,466,575
-------------------------------------------------------------
Nortel Networks Corp. (Canada)          50,000      2,275,000
-------------------------------------------------------------
NVIDIA Corp.                            50,000      3,107,031
-------------------------------------------------------------
Outback Steakhouse, Inc.               125,000      3,562,500
-------------------------------------------------------------
PolyMedica Corp.                        41,300      2,374,750
-------------------------------------------------------------
QLT Inc. (Canada)                       62,000      3,083,531
-------------------------------------------------------------
SCI Systems, Inc.                       76,400      3,285,200
-------------------------------------------------------------
Scient Corp.                             7,300        131,400
-------------------------------------------------------------
724 Solutions Inc. (Canada)             95,000      2,582,812
-------------------------------------------------------------
Sigma-Aldrich Corp.                    100,000      3,575,000
-------------------------------------------------------------
Silicon Storage Technology, Inc.        92,800      2,111,200
-------------------------------------------------------------
Solectron Corp.                         65,000      2,860,000
-------------------------------------------------------------
Stryker Corp.                           75,000      3,534,375
-------------------------------------------------------------
Symbol Technologies, Inc.              125,000      5,679,687
-------------------------------------------------------------
United Rentals, Inc.                    95,900      2,061,850
-------------------------------------------------------------
WatchGuard Technologies, Inc.           66,800      3,340,000
-------------------------------------------------------------
Whole Foods Market, Inc.                65,000      3,006,250
=============================================================
Total Securities Sold Short                      $142,664,531
_____________________________________________________________
=============================================================

Investment Abbreviations:

ADR   - American Depositary Receipt
Conv. - Convertible
Ctfs. - Certificates
Pfd.  - Preferred
Sub.  - Subordinated

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 10/31/00 was $11,805,030, which represented 1.87% of the Fund's net assets.
(c) A portion of this security is subject to call options written. See Note 7.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) Collateral on short sales was segregated by the Fund in the amount of $162,309,269 which represents 113.77% of the market value of securities sold short.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2000


ASSETS:

Investments, at market value (cost $582,824,245)        $624,518,964
--------------------------------------------------------------------
Cash                                                      14,709,468
--------------------------------------------------------------------
Receivables for:
  Investments sold                                        10,552,338
--------------------------------------------------------------------
  Fund shares sold                                           681,631
--------------------------------------------------------------------
  Dividends and interest                                     439,508
--------------------------------------------------------------------
  Options sold                                             5,545,315
--------------------------------------------------------------------
  Investments sold short                                 135,970,848
--------------------------------------------------------------------
  Short stock rebates                                        689,671
--------------------------------------------------------------------
Investment for deferred compensation plan                     10,197
--------------------------------------------------------------------
Other assets                                                  97,692
====================================================================
    Total assets                                        $793,215,632
====================================================================

LIABILITIES:

Payables for:
  Investments purchased                                    8,916,989
--------------------------------------------------------------------
  Fund shares reacquired                                     964,566
--------------------------------------------------------------------
  Short positions                                          2,266,621
--------------------------------------------------------------------
  Short stock account interest & dividends                     3,985
--------------------------------------------------------------------
  Options written (premiums received $4,596,896)           5,778,925
--------------------------------------------------------------------
  Deferred compensation plan                                  10,197
--------------------------------------------------------------------
Market value of securities sold short (proceeds from
  short sales $135,970,848)                              142,664,531
--------------------------------------------------------------------
Accrued advisory fees                                        811,447
--------------------------------------------------------------------
Accrued administrative services fees                          10,539
--------------------------------------------------------------------
Accrued distribution fees                                    373,680
--------------------------------------------------------------------
Accrued trustees' fees                                           574
--------------------------------------------------------------------
Accrued transfer agent fees                                   56,520
--------------------------------------------------------------------
Accrued operating expenses                                    88,988
====================================================================
    Total liabilities                                    161,947,562
====================================================================
Net assets applicable to shares outstanding             $631,268,070
____________________________________________________________________
====================================================================

NET ASSETS:

Class A                                                 $309,391,278
____________________________________________________________________
====================================================================
Class B                                                 $225,059,947
____________________________________________________________________
====================================================================
Class C                                                 $ 96,816,845
____________________________________________________________________
====================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                   13,354,351
____________________________________________________________________
====================================================================
Class B                                                    9,776,531
____________________________________________________________________
====================================================================
Class C                                                    4,205,594
____________________________________________________________________
====================================================================
Class A:
  Net asset value and redemption price per share        $      23.17
--------------------------------------------------------------------
  Offering price per share:
    (Net asset value of $23.17 divided by 94.50%)       $      24.52
____________________________________________________________________
====================================================================
Class B:
  Net asset value and offering price per share          $      23.02
____________________________________________________________________
====================================================================
Class C:
  Net asset value and offering price per share          $      23.02
____________________________________________________________________
====================================================================

STATEMENT OF OPERATIONS

                                    THREE MONTHS
                                       ENDED        YEAR ENDED
                                    OCTOBER 31,      JULY 31,
                                        2000           2000
                                    ------------   ------------
INVESTMENT INCOME:

Short stock rebate                  $ 2,063,309    $  2,762,008
---------------------------------------------------------------
Dividends from affiliated money
  market funds                          497,631       1,454,901
---------------------------------------------------------------
Dividends                               343,144         534,381
---------------------------------------------------------------
Interest                                402,550         527,559
===============================================================
    Total investment income           3,306,634       5,278,849
===============================================================

EXPENSES:

Advisory fees                         2,520,560       5,153,525
---------------------------------------------------------------
Administrative services fees             31,505          86,581
---------------------------------------------------------------
Custodian fees                           27,380          67,327
---------------------------------------------------------------
Distribution fees -- Class A            286,379         596,038
---------------------------------------------------------------
Distribution fees -- Class B            608,018       1,287,873
---------------------------------------------------------------
Distribution fees -- Class C            253,527         485,856
---------------------------------------------------------------
Interest                                129,210         576,971
---------------------------------------------------------------
Transfer agent fees -- Class A           63,463         178,964
---------------------------------------------------------------
Transfer agent fees -- Class B           46,367         175,188
---------------------------------------------------------------
Transfer agent fees -- Class C           19,334          66,085
---------------------------------------------------------------
Trustees' fees                            1,954           7,449
---------------------------------------------------------------
Dividends on short sales                 92,936         297,343
---------------------------------------------------------------
Other                                   109,407         568,905
===============================================================
    Total expenses                    4,190,040       9,548,105
===============================================================
Less: Fees waived                       (81,823)       (123,065)
---------------------------------------------------------------
    Expenses paid indirectly            (19,390)        (27,311)
===============================================================
    Net expenses                      4,088,827       9,397,729
===============================================================
Net investment income (loss)           (782,193)     (4,118,880)
===============================================================

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENT SECURITIES,
  SECURITIES SOLD SHORT, FUTURES
  CONTRACTS AND OPTION CONTRACTS

Net realized gain (loss) from:
  Investment securities             (23,090,611)    (59,472,683)
---------------------------------------------------------------
  Foreign currency contracts             25,492              --
---------------------------------------------------------------
  Futures contracts                     682,577        (608,808)
---------------------------------------------------------------
  Option contracts written            3,953,948      15,389,246
---------------------------------------------------------------
  Securities sold short              15,358,296       8,185,246
===============================================================
                                     (3,070,298)    (36,506,999)
===============================================================
Change in net unrealized
  appreciation (depreciation) of:
  Investment securities               4,358,506      36,515,950
---------------------------------------------------------------
  Option contracts written           (2,439,784)      1,261,674
---------------------------------------------------------------
  Securities sold short              (9,264,465)      2,568,948
===============================================================
                                     (7,345,743)     40,346,572
===============================================================
Net gain (loss) from investment
  securities, securities sold
  short, futures contracts and
  option contracts                  (10,416,041)      3,839,573
===============================================================
Net increase (decrease) in net
  assets resulting from operations  $(11,198,234)  $   (279,307)
_______________________________________________________________
===============================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                             DECEMBER 30,
                                                                                              1998 (DATE
                                                                                              OPERATIONS
                                                              THREE MONTHS                    COMMENCED)
                                                                 ENDED        YEAR ENDED       THROUGH
                                                              OCTOBER 31,      JULY 31,        JULY 31,
                                                                  2000           2000            1999
                                                              ------------   ------------    -----------
OPERATIONS:

  Net investment income (loss)                                $  (782,193)   $ (4,118,880)    $  (12,670)
--------------------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    securities sold short, futures contracts and option
    contracts                                                  (3,070,298)    (36,506,999)       454,839
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, securities sold short and option
    contracts                                                  (7,345,743)     40,346,572        818,178
========================================================================================================
    Net increase (decrease) in net assets resulting from
      operations                                              (11,198,234)       (279,307)     1,260,347
========================================================================================================
Distributions to shareholders from net investment income:
  Class A                                                              --         (50,980)            --
--------------------------------------------------------------------------------------------------------
  Class B                                                              --         (21,216)            --
--------------------------------------------------------------------------------------------------------
  Class C                                                              --          (6,678)            --
--------------------------------------------------------------------------------------------------------
Distributions to shareholders from net realized gains:
  Class A                                                              --        (685,956)            --
--------------------------------------------------------------------------------------------------------
  Class B                                                              --          (9,194)            --
--------------------------------------------------------------------------------------------------------
  Class C                                                              --          (2,917)            --
--------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                     (21,186,960)    329,734,266      3,529,528
--------------------------------------------------------------------------------------------------------
  Class B                                                     (26,844,008)    255,671,637             --
--------------------------------------------------------------------------------------------------------
  Class C                                                      (1,596,885)    102,954,627             --
========================================================================================================
    Net increase (decrease) in net assets                     (60,826,087)    687,304,282      4,789,875
========================================================================================================

NET ASSETS:

  Beginning of period                                         692,094,157       4,789,875             --
========================================================================================================
  End of period                                              $631,268,070    $692,094,157     $4,789,875
________________________________________________________________________________________________________
========================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                              $637,331,518    $687,714,752     $3,529,528
--------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                      (32,785)        (31,466)            --
--------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) from investment
    securities, securities sold short, futures contracts and
    option contracts                                          (39,849,670)    (36,753,879)       442,169
--------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities,
    securities sold short and option contracts                 33,819,007      41,164,750        818,178
========================================================================================================
                                                             $631,268,070    $692,094,157     $4,789,875
________________________________________________________________________________________________________
========================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Mid Cap Opportunities Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. The Board of Trustees of the Trust approved a change in the Fund's fiscal year-end from July 31 to October 31. As a result, this report includes financial information for the period ended October 31, 2000 (three months) and the year ended July 31, 2000. The Fund consists of three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. The Fund is closed to new investors as of March 21, 2000. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date.
     On October 31, 2000, undistributed net investment income was increased by $780,874, undistributed net realized gains were decreased by $25,493 and paid in capital was decreased by $755,381 as a result of differing book/tax treatment of foreign currency transactions and net operating loss reclassifications. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
     The Fund has a capital loss carryforward of $43,384,856 as of October 31, 2000 which may be carried forward to offset future taxable gains, if any, which expires, if not previously utilized, in the year 2008.
E. Securities Sold Short -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.
     The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the statement of operations represents income earned on short sale proceeds held on deposit with the broker. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (expense incurred) as a result of the market value of securities sold short being less than (greater than) the proceeds received from the short sales.
F. Put Options -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedge. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received.
G. Call Options -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
     A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
     An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.
H. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
I. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.50% of the Fund's average daily net assets. The base management fee will be adjusted, on a monthly basis starting January 1, 2001, (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the

12-month rolling investment performance of the Class A shares exceeds the sum of 2.00% and the 12-month rolling investment record of the S&P MidCap 400 Index, or
(ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the 12-month rolling investment record of the S&P MidCap 400 Index less 2.00% exceeds the 12-month rolling investment performance of the Class A shares.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the three-month period ended October 31, 2000 and the year ended July 31, 2000, AIM was paid $31,505 and $86,581, respectively, for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the three-month period ended October 31, 2000 and the year ended July 31, 2000, AFS was paid $105,564 and $176,151, respectively, for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. Upon the Fund closing to new investors AIM Distributors agreed to waive 0.10% of the Fund's average daily net assets of Class A distribution fees. For the three-month period ended October 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $204,556, $608,018 and $253,533, respectively, as compensation under the Plans. For the year ended July 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $472,973, $1,287,873 and $485,856, respectively, as compensation under the Plans. During the three-month period ended October 31, 2000 and the year ended July 31, 2000, AIM Distributors waived fees of $81,823 and $123,065, respectively, for Class A shares.
  AIM Distributors received commissions of $15,990 and $894,229, respectively, from sales of the Class A shares of the Fund during the three-month period ended October 31, 2000 and the year ended July 31, 2000. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares. During the three-month period ended October 31, 2000 and the year ended July 31, 2000, AIM Distributors received $18,349 and $28,018, respectively, in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the three-month period ended October 31, 2000 and the year ended July 31, 2000, the Fund paid legal fees of $1,374 and $3,273, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Trustees. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the three-month period ended October 31, 2000 and the year ended July 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $3,171 and $3,615, respectively, and reductions in custodian fees of $16,219 and $23,696, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $19,390 and $27,311, respectively, for the three-month period ended October 31, 2000 and the year ended July 31, 2000, respectively.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $240,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.10% on the unused balance of the committed line.
  During the three-month period ended October 31, 2000 and the year ended July 31, 2000, the average outstanding daily balance of bank loans for the Fund was $5,869,565 and $7,131,148, respectively, with a weighted average interest rate of 7.42% and 6.98%, respectively.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the three-month period ended October 31, 2000 was $296,984,789 and $334,736,675, respectively, and during the year ended July 31, 2000 was $1,215,360,162 and $610,462,548, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes was as follows:

                                    OCTOBER 31,      JULY 31,
                                        2000           2000
                                    ------------   ------------
Aggregate unrealized appreciation
  of:
  Investment securities             $95,637,751    $ 93,859,060
---------------------------------------------------------------
  Securities sold short               4,761,589      12,641,968
---------------------------------------------------------------
Aggregate unrealized
  (depreciation) of:
  Investment securities             (47,389,809)    (57,823,117)
---------------------------------------------------------------
  Securities sold short             (14,012,362)    (10,071,186)
===============================================================
Net unrealized appreciation of
  investment securities             $38,997,169    $ 38,606,725
_______________________________________________________________
===============================================================
Cost of investments for tax purposes is $576,271,022 and
  $646,957,468 for the three months ended October 31, 2000 and the year ended July 31, 2000, respectively.
Proceeds from securities sold short for tax purposes is
  $133,413,758 and $133,456,563 for the three months ended
  October 31, 2000 and the year ended July 31, 2000,
  respectively.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the period ended October 31, 2000 are summarized as follows:

                                                              CALL OPTION CONTRACTS
                                                              ----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------   ----------
Beginning of year                                                 155     $   82,690
------------------------------------------------------------------------------------
Written                                                         9,577      9,028,703
------------------------------------------------------------------------------------
Closed                                                         (8,850)    (7,057,650)
------------------------------------------------------------------------------------
Exercised                                                        (155)       (82,690)
------------------------------------------------------------------------------------
Expired                                                          (150)      (213,143)
====================================================================================
End of year                                                       577     $1,757,910
____________________________________________________________________________________
====================================================================================

Open call options written at October 31, 2000 were as follows:

                                                                              NUMBER                  OCTOBER 31,
                                                         CONTRACT   STRIKE      OF        PREMIUMS        2000        UNREALIZED
ISSUE                                                     MONTH     PRICE    CONTRACTS    RECEIVED    MARKET VALUE   APPRECIATION
-----                                                    --------   ------   ---------   ----------   ------------   ------------
NDX Nasdaq 100 Index                                      Mar-01     $450       167      $1,185,159    $1,098,025      $ 87,134
---------------------------------------------------------------------------------------------------------------------------------
NDX Nasdaq 100 Index                                      Dec-00      440       410         572,751       420,250       152,501
=================================================================================================================================
                                                                                577      $1,757,910    $1,518,275       239,635
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 8-PUT OPTION CONTRACTS

Transactions in put options contracts written during the period ended October 31, 2000 are summarized as follows:

                                                               PUT OPTION CONTRACTS
                                                              -----------------------
                                                              NUMBER OF    PREMIUMS
                                                              CONTRACTS    RECEIVED
                                                              ---------   -----------
Beginning of year                                                 200     $ 1,613,846
-------------------------------------------------------------------------------------
Purchased                                                       3,782       3,418,682
-------------------------------------------------------------------------------------
Closed                                                         (1,688)     (2,193,542)
=====================================================================================
End of year                                                     2,294     $ 2,838,986
_____________________________________________________________________________________
=====================================================================================

Open put option contracts written at October 31, 2000 were as follows:

                                                                                                     OCTOBER 31,
                                                                                                        2000         UNREALIZED
                                                        CONTRACT   STRIKE   NUMBER OF    PREMIUMS      MARKET       APPRECIATION
ISSUE                                                    MONTH     PRICE    CONTRACTS    RECEIVED       VALUE      (DEPRECIATION)
-----                                                   --------   ------   ---------   ----------   -----------   --------------
Russell 2000 Index                                       Dec-00     $450      2,000     $1,018,966   $1,475,000     $  (456,034)
---------------------------------------------------------------------------------------------------------------------------------
NDX Nasdaq 100 Index                                     Dec-00      290        294      1,820,020    2,785,650        (965,630)
---------------------------------------------------------------------------------------------------------------------------------
                                                                              2,294     $2,838,986    4,260,650      (1,421,664)
_________________________________________________________________________________________________________________________________
=================================================================================================================================

NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the three-month period ended October 31, 2000 and the years ended July 31, 2000 and the period December 30, 1998 (date operations commenced) through July 31, 1999 were as follows:

                                                  OCTOBER 31, 2000               JULY 31, 2000               JULY 31, 1999
                                             --------------------------    --------------------------    ---------------------
                                               SHARES         AMOUNT         SHARES         AMOUNT       SHARES       AMOUNT
                                             ----------    ------------    ----------    ------------    -------    ----------
Sold:
  Class A                                       417,143    $  9,934,754    15,903,016    $376,526,177    331,198    $3,867,041
------------------------------------------------------------------------------------------------------------------------------
  Class B*                                      211,940       5,023,336    11,676,896     275,160,286         --            --
------------------------------------------------------------------------------------------------------------------------------
  Class C*                                      103,476       2,494,786     4,564,213     109,937,385         --            --
==============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                            --              --        39,350         706,157         --            --
------------------------------------------------------------------------------------------------------------------------------
  Class B*                                           --              --         1,107          21,560         --            --
------------------------------------------------------------------------------------------------------------------------------
  Class C*                                           --              --           511           9,927         --            --
==============================================================================================================================
Reacquired:
  Class A                                    (1,297,544)    (31,121,714)   (2,011,095)    (47,498,068)   (27,717)     (337,513)
------------------------------------------------------------------------------------------------------------------------------
  Class B*                                   (1,300,931)    (31,867,344)     (812,481)    (19,510,209)        --            --
------------------------------------------------------------------------------------------------------------------------------
  Class C*                                     (171,489)     (4,091,671)     (291,117)     (6,992,685)        --            --
==============================================================================================================================
                                             (2,037,405)   $(49,627,853)   29,070,400    $688,360,530    303,481    $3,529,528
______________________________________________________________________________________________________________________________
==============================================================================================================================

* Class B and Class C shares commenced sales on November 12, 1999

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                      CLASS A
                                                              -------------------------------------------------------
                                                                                                    DECEMBER 30, 1998
                                                                THREE MONTHS                        (DATE OPERATIONS
                                                                   ENDED            YEAR ENDED        COMMENCED) TO
                                                              OCTOBER 31, 2000   JULY 31, 2000(a)     JULY 31, 1999
                                                              ----------------   ----------------   -----------------
Net asset value, beginning of period                              $  23.62           $  15.78            $10.00
---------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                       (0.01)             (0.18)            (0.04)
---------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                      (0.44)              9.92              5.82
=====================================================================================================================
    Total from investment operations                                 (0.45)              9.74              5.78
=====================================================================================================================
Less distributions:
  Dividends from net investment income                                  --              (0.02)               --
---------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                                 --              (1.88)               --
=====================================================================================================================
    Total distributions                                                 --              (1.90)               --
=====================================================================================================================
Net asset value, end of period                                    $  23.17           $  23.62            $15.78
_____________________________________________________________________________________________________________________
=====================================================================================================================
Total return(b)                                                      (1.91)%            65.58%            57.80%
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                          $309,391           $336,203            $4,790
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense):
  With fee waivers                                                    2.06%(c)           2.33%             2.28%(d)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                 2.16%(c)           2.40%             7.55%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense):
  With fee waivers                                                    1.93%(c)           2.08%             2.19%(d)
---------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                 2.03%(c)           2.15%             7.46%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of net investment income (loss) to average net assets          (0.08)(c)          (0.80)%           (0.79)%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                       0.13(c)            0.25%             0.09%(d)
_____________________________________________________________________________________________________________________
=====================================================================================================================
Portfolio turnover rate                                                 49%               196%              135%
_____________________________________________________________________________________________________________________
=====================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $324,622,135 for October 31, 2000.
(d)  Annualized.

                                                                    CLASS B                                CLASS C
                                                      ------------------------------------   ------------------------------------
                                                                         NOVEMBER 12, 1999                      NOVEMBER 12, 1999
                                                        THREE MONTHS        (DATE SALES        THREE MONTHS        (DATE SALES
                                                           ENDED           COMMENCED) TO          ENDED           COMMENCED) TO
                                                      OCTOBER 31, 2000   JULY 31, 2000(a)    OCTOBER 31, 2000   JULY 31, 2000(a)
                                                      ----------------   -----------------   ----------------   -----------------
Net asset value, beginning of period                      $  23.51           $  17.83            $ 23.51            $  17.83
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                               (0.05)             (0.28)             (0.05)              (0.28)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                          (0.44)              5.97              (0.44)               5.97
=================================================================================================================================
    Total from investment operations                         (0.49)              5.69              (0.49)               5.69
=================================================================================================================================
Less distributions:
  Dividends from net investment income                          --              (0.01)                --               (0.01)
=================================================================================================================================
Net asset value, end of period                            $  23.02           $  23.51            $ 23.02            $  23.51
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                              (2.08)%            31.95%             (2.08)%             31.95%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $225,060           $255,439            $96,817            $100,452
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (including
  interest expense and dividends on short sales
  expense)                                                    2.81%(c)           3.08%(d)           2.81%(c)            3.08%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense and dividends on short sales
  expense)                                                    2.68%(c)           2.83%(d)           2.68%(c)            2.83%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of net investment income (loss) to average net
  assets                                                     (0.83)(c)          (1.55)%(d)         (0.83)(c)           (1.55)%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of interest expense and dividends on short
  sales expense to average net assets                         0.13(c)            0.25%(d)           0.13(c)             0.25%(d)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                         49%               196%                49%                196%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $241,224,478 and $100,584,238 for Class B and Class C, respectively for October 31, 2000.
(d)  Annualized.

                       INDEPENDENT AUDITORS' REPORT

                       The Board of Trustees and Shareholders of
                       AIM Small Cap Opportunities Fund:

                       We have audited the accompanying statement of assets and liabilities of AIM Small Cap Opportunities Fund (a series of AIM Special Opportunities Funds) including the schedule of investments, as of October 31, 2000, and the related statement of operations for the three months ended October 31, 2000 and the year ended July 31, 2000, the statements of changes in net assets for the three months ended October 31, 2000 and the years ended July 31, 2000 and July 31, 1999 and the financial highlights for the three months ended October 31, 2000, the years ended July 31, 2000 and July 31, 1999, and the period June 29, 1998 (date operations commenced) to July 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
                         We conducted our audits in accordance with auditing
                       standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
                         In our opinion, the financial statements and financial
                       highlights referred to above present fairly, in all material respects, the financial position of AIM Small Cap Opportunities Fund as of October 31, 2000, the results of its operations for the three months then ended and the year ended July 31, 2000, the statements of changes in its net assets for the three months ended October 31, 2000 and the years ended July 31, 2000 and July 31, 1999 and the financial highlights for the three months ended October 31, 2000, the years ended July 31, 2000 and July 31, 1999, and the period June 29, 1998 (date operations commenced) to July 31, 1998, in conformity with accounting principles generally accepted in the United States of America.

                       /s/ KPMG LLP

                       December 6, 2000
                       Houston, Texas

SCHEDULE OF INVESTMENTS

October 31, 2000

                                                     MARKET
                                       SHARES        VALUE
COMMON STOCKS & OTHER EQUITY
  INTERESTS-82.10%

AIRLINES-0.84%

SkyWest, Inc.(a)                        135,700   $  6,852,850
==============================================================

BROADCASTING (TELEVISION, RADIO &
  CABLE)-1.03%

Pegasus Communications Corp.(b)         236,200      8,399,862
==============================================================

COMMUNICATIONS EQUIPMENT-4.57%

Allen Telecom Inc.(b)                   271,400      5,071,787
--------------------------------------------------------------
Polycom, Inc.(b)                        157,100     10,211,500
--------------------------------------------------------------
Tollgrade Communications, Inc.(b)       229,500     21,974,625
==============================================================
                                                    37,257,912
==============================================================

COMPUTERS (NETWORKING)-0.62%

Tellium, Inc.-Series E Conv. Pfd.
  (Acquired 09/19/00; Cost
  $5,048,880)(b)(c)                     168,296      5,048,880
==============================================================

COMPUTERS (PERIPHERALS)-2.42%

InFocus Corp.(b)                        162,900      7,198,144
--------------------------------------------------------------
SanDisk Corp.(b)                        232,600     12,498,616
==============================================================
                                                    19,696,760
==============================================================

COMPUTERS (SOFTWARE &
  SERVICES)-8.58%

IntraNet Solutions, Inc.(b)             108,600      5,049,900
--------------------------------------------------------------
Macrovision Corp.(b)                    181,000     13,190,375
--------------------------------------------------------------
Mercury Interactive Corp.(b)            105,500     11,710,500
--------------------------------------------------------------
Natural MicroSystems Corp.(b)           190,200      8,594,662
--------------------------------------------------------------
Orbotech, Ltd. (Israel)(b)              137,650      7,286,847
--------------------------------------------------------------
Quest Software, Inc.(b)                 190,000      8,300,625
--------------------------------------------------------------
Rational Software Corp.(b)              211,700     12,635,844
--------------------------------------------------------------
webMethods, Inc.(b)                      35,800      3,181,725
==============================================================
                                                    69,950,478
==============================================================

DISTRIBUTORS (FOOD & HEALTH)-0.90%

Bindley Western Industries, Inc.        100,000      3,593,750
--------------------------------------------------------------
Priority Healthcare Corp.-Class B(b)     70,000      3,762,500
==============================================================
                                                     7,356,250
==============================================================

ELECTRICAL EQUIPMENT-1.88%

C & D Technologies, Inc.                146,400      8,655,900
--------------------------------------------------------------
Veeco Instruments Inc.(b)               100,000      6,620,312
==============================================================
                                                    15,276,212
==============================================================

ELECTRONICS (COMPONENT
  DISTRIBUTORS)-1.20%

Kent Electronics Corp.(b)               302,200      5,628,475
--------------------------------------------------------------
Power-One, Inc.(b)                       58,600      4,156,937
==============================================================
                                                     9,785,412
==============================================================

                                                     MARKET
                                       SHARES        VALUE
ELECTRONICS (DEFENSE)-1.71%

Anaren Microwave, Inc.(b)               134,100   $ 13,946,400
==============================================================

ELECTRONICS (INSTRUMENTATION)-5.77%

Alpha Industries, Inc.(b)               186,500      7,436,687
--------------------------------------------------------------
Keithley Instruments, Inc.              129,700      6,938,950
--------------------------------------------------------------
Methode Electronics, Inc.-Class A       258,200      9,714,775
--------------------------------------------------------------
Newport Corp.                           123,400     14,092,666
--------------------------------------------------------------
Varian Inc.(b)                          286,800      8,837,025
==============================================================
                                                    47,020,103
==============================================================

ELECTRONICS (SEMICONDUCTORS)-8.81%

Elantec Semiconductor, Inc.(b)          185,000     20,581,250
--------------------------------------------------------------
Exar Corp.(b)                           347,400     15,524,437
--------------------------------------------------------------
hi/fn, inc.(b)                           75,000      4,631,250
--------------------------------------------------------------
MIPS Technologies, Inc.-Class A(b)      174,900      7,017,862
--------------------------------------------------------------
TranSwitch Corp.(b)                     217,100     12,537,525
--------------------------------------------------------------
Zoran Corp.(b)                          229,500     11,503,687
==============================================================
                                                    71,796,011
==============================================================

FINANCIAL (DIVERSIFIED)-1.49%

SEI Investments Co.                     133,800     12,142,350
==============================================================

HEALTH CARE (DRUGS-GENERIC &
  OTHER)-2.23%

Alpharma Inc.-Class A                    71,700      2,782,856
--------------------------------------------------------------
First Horizon Pharmaceutical
  Corp.(b)                              400,000      8,350,000
--------------------------------------------------------------
Insmed Inc.(b)                          400,000      4,875,000
--------------------------------------------------------------
Pain Therapeutics, Inc.(b)              100,000      2,143,750
==============================================================
                                                    18,151,606
==============================================================

HEALTH CARE (MEDICAL PRODUCTS &
  SUPPLIES)-0.85%

Cyberonics, Inc.(b)                     296,400      6,891,300
==============================================================

HEALTH CARE (SPECIALIZED
  SERVICES)-2.89%

Advance Paradigm, Inc.(b)               162,900      7,961,737
--------------------------------------------------------------
Aksys, Ltd.(b)                          191,700      2,995,313
--------------------------------------------------------------
Laboratory Corp. of America
  Holdings(b)                            93,600     12,624,300
==============================================================
                                                    23,581,350
==============================================================

HOUSEHOLD PRODUCTS
  (NON-DURABLES)-0.46%

Martha Stewart Living Omnimedia,
  Inc.(b)                               150,000      3,759,375
==============================================================

INVESTMENT BANKING/BROKERAGE-1.35%

Raymond James Financial, Inc.           325,700     11,012,731
==============================================================

INVESTMENT MANAGEMENT-0.13%

Federated Investors, Inc.-Class B        37,250      1,084,906
==============================================================

                                                     MARKET
                                       SHARES        VALUE
INVESTMENTS-2.28%

iShares Russell 2000 Index Fund          62,000   $  6,138,000
--------------------------------------------------------------
Nasdaq 100 Shares(b)                    152,300     12,469,563
==============================================================
                                                    18,607,563
==============================================================

LEISURE TIME (PRODUCTS)-0.45%

Oakley, Inc.(b)                         175,000      3,675,000
==============================================================

MANUFACTURING (SPECIALIZED)-0.57%

LightPath Technologies, Inc.-Class
  A(b)                                  170,100      4,635,225
==============================================================

OIL & GAS (DRILLING &
  EQUIPMENT)-10.02%

Cal Dive International, Inc.(b)         342,000     17,014,500
--------------------------------------------------------------
Chiles Offshore, Inc.(b)                206,000      3,296,000
--------------------------------------------------------------
Dril-Quip, Inc.(b)                      192,500      6,352,500
--------------------------------------------------------------
Grey Wolf, Inc.(b)                    1,404,500      6,495,813
--------------------------------------------------------------
Key Energy Services, Inc.(b)            692,800      6,235,200
--------------------------------------------------------------
Marine Drilling Cos., Inc.(b)           252,000      6,016,500
--------------------------------------------------------------
National-Oilwell, Inc.(b)               274,400      8,026,200
--------------------------------------------------------------
Newpark Resources, Inc.(b)              545,700      4,911,300
--------------------------------------------------------------
Patterson Energy, Inc.(b)               323,500      9,098,438
--------------------------------------------------------------
Pride International, Inc.(b)            262,600      6,647,063
--------------------------------------------------------------
UTI Energy Corp.(b)                     378,000      7,583,625
==============================================================
                                                    81,677,139
==============================================================

OIL & GAS (EXPLORATION &
  PRODUCTION)-3.05%

Comstock Resources, Inc.(b)             325,700      3,379,138
--------------------------------------------------------------
Evergreen Resources, Inc.(b)            152,000      4,180,000
--------------------------------------------------------------
Spinnaker Exploration Co.(b)            261,300      7,904,325
--------------------------------------------------------------
Startech Energy, Inc. (Canada)(b)       671,600      3,232,075
--------------------------------------------------------------
Stone Energy Corp.(b)                   120,000      6,144,000
==============================================================
                                                    24,839,538
==============================================================

OIL & GAS (REFINING &
  MARKETING)-0.67%

Valero Energy Corp.-$1.94 Conv. Pfd.    195,000      5,460,000
==============================================================

RESTAURANTS-1.59%

Sonic Corp.(b)                          355,300     12,968,450
==============================================================

RETAIL (COMPUTERS &
  ELECTRONICS)-2.52%

Tweeter Home Entertainment Group,
  Inc.(b)                               413,700      9,954,656
--------------------------------------------------------------
Ultimate Electronics, Inc.(b)           292,400     10,562,950
==============================================================
                                                    20,517,606
==============================================================

RETAIL (DISCOUNTERS)-0.96%

Fred's, Inc.                            369,900      7,814,138
==============================================================

RETAIL (SPECIALTY)-2.18%

Linens 'n Things, Inc.(b)               310,000      9,532,500
--------------------------------------------------------------
Sharper Image Corp.(b)                  434,300      8,251,700
==============================================================
                                                    17,784,200
==============================================================

                                                     MARKET
                                       SHARES        VALUE
RETAIL (SPECIALTY-APPAREL)-2.98%

Abercrombie & Fitch Co.-Class A(b)      250,000   $  5,890,625
--------------------------------------------------------------
AnnTaylor Stores Corp.(b)               163,300      4,899,000
--------------------------------------------------------------
Chico's FAS, Inc.(b)                    106,300      3,441,463
--------------------------------------------------------------
Christopher & Banks Corp.(b)            190,000      6,293,750
--------------------------------------------------------------
Too Inc.(b)                             162,900      3,736,519
==============================================================
                                                    24,261,357
==============================================================

SERVICES
  (ADVERTISING/MARKETING)-2.03%

Lamar Advertising Co.(b)                344,200     16,521,600
==============================================================

SERVICES (COMMERCIAL &
  CONSUMER)-0.77%

Career Education Corp.(b)               162,900      6,302,194
==============================================================

SERVICES (COMPUTER SYSTEMS)-1.95%

Insight Enterprises, Inc.(b)            277,650      9,023,625
--------------------------------------------------------------
Investment Technology Group, Inc.(b)    190,000      6,840,000
==============================================================
                                                    15,863,625
==============================================================

SERVICES (DATA PROCESSING)-0.81%

Learning Tree International, Inc.(b)    145,300      6,574,825
==============================================================

SERVICES (EMPLOYMENT)-0.82%

Heidrick & Struggles International,
  Inc.(b)                               108,600      6,712,838
==============================================================

SHIPPING-0.72%

Nordic American Tanker Shipping Ltd.
  (Norway)                              275,000      5,878,125
==============================================================
    Total Common Stocks & Other
      Equity Interests (Cost
      $489,599,337)                                669,104,171
==============================================================

                                     PRINCIPAL
                                       AMOUNT
CONVERTIBLE CORPORATE NOTES-1.24%

COMMUNICATIONS EQUIPMENT-1.24%

Cyras Systems, Inc., Conv. Sub.
  Notes, 4.50%, 08/15/05
  (Acquired 08/15/00; Cost
  $3,000,000)(c)                     $3,000,000      3,480,000
--------------------------------------------------------------
Kestrel Solutions, Conv. Sub.
  Notes, 5.50%, 07/15/05 (Acquired
  07/20/00-10/20/00; Cost
  $6,300,000)(c)                      6,250,000      6,625,000
==============================================================
    Total Convertible Corporate
      Notes (Cost $9,300,000)                       10,105,000
==============================================================

                        NUMBER
                          OF       EXERCISE   EXPIRATION
                       CONTRACTS    PRICE        DATE
OPTIONS
  PURCHASED-2.94%

CALLS-1.12%

Activision, Inc.
  (Computers-Software
  & Services)            2,500      $   15      Nov-00          101,562
-----------------------------------------------------------------------
AMEX Biotechnology
  Index
  (Biotechnology)          430         600      Jan-01        7,218,625
-----------------------------------------------------------------------
Philadelphia Oil
  Service Sector
  Index (Oil &
  Gas-Exploration &
  Production)            2,578         125      Dec-00        1,417,900
-----------------------------------------------------------------------

                        NUMBER
                          OF       EXERCISE   EXPIRATION      MARKET
                       CONTRACTS    PRICE        DATE         VALUE
CALLS-(CONTINUED)

Read-Rite Corp.
  (Computers-
   Peripherals)             8,000   $   15      Jan-01     $    400,000
=======================================================================
                                                              9,138,087
=======================================================================

PUTS-1.82%

Nasdaq 100 Index
  (Investments)                95    3,100      Dec-00        1,471,313
-----------------------------------------------------------------------
                              370    3,025      Dec-00        4,800,750
-----------------------------------------------------------------------
Russell 2000 Index
  (Investments)             2,157      460      Dec-00        1,941,300
-----------------------------------------------------------------------
                            3,245      480      Dec-00        4,461,875
-----------------------------------------------------------------------
S&P 500 Index
  (Investments)               774    1,350      Nov-00          445,050
-----------------------------------------------------------------------
                              560    1,375      Nov-00          525,000
-----------------------------------------------------------------------
                            1,350    1,300      Dec-00        1,181,250
=======================================================================
                                                             14,826,538
=======================================================================
    Total Options
      Purchased (Cost
      $42,043,680)                                           23,964,625
=======================================================================

                                              SHARES
MONEY MARKET FUNDS-12.10%

STIC Liquid Assets Portfolio(d)             49,297,371       49,297,371
-----------------------------------------------------------------------
STIC Prime Portfolio(d)                     49,297,371       49,297,371
=======================================================================
    Total Money Market Funds
      (Cost $98,594,742)                                     98,594,742
=======================================================================

TOTAL INVESTMENTS-98.38%
  (Cost $639,537,759)                                       801,768,538
=======================================================================

OTHER ASSETS LESS LIABILITIES-1.62%                          13,212,606

=======================================================================

NET ASSETS-100.00%                                         $814,981,144
_______________________________________________________________________
=======================================================================

                                       SHARES
                                        SOLD        MARKET
                                        SHORT       VALUE
SECURITIES SOLD SHORT(e)

Actrade Financial Technologies, Ltd.   224,000   $  5,236,000
-------------------------------------------------------------
Advanced Micro Devices, Inc.            97,700      2,210,463
-------------------------------------------------------------
Allergan, Inc.                          53,600      4,505,750
-------------------------------------------------------------
Amazon.com, Inc.                       179,900      6,588,837
-------------------------------------------------------------

                                       SHARES
                                        SOLD        MARKET
                                        SHORT       VALUE
SECURITIES SOLD SHORT(e)-(CONTINUED)

Andrx Group                             59,700   $  4,298,400
-------------------------------------------------------------
Autodesk, Inc.                         137,100      3,024,769
-------------------------------------------------------------
BroadVision, Inc.                      160,400      4,771,900
-------------------------------------------------------------
California Pizza Kitchen, Inc.         183,900      6,436,500
-------------------------------------------------------------
CompuCredit Corp.                       82,000      2,531,750
-------------------------------------------------------------
Computer Sciences Corp.                 43,000      2,709,000
-------------------------------------------------------------
Corvis Corp.                            90,000      5,906,250
-------------------------------------------------------------
Costco Wholesale Corp.                 125,000      4,578,125
-------------------------------------------------------------
Cytyc Corp.                             49,900      2,962,812
-------------------------------------------------------------
Digital Island, Inc.                   126,900      1,602,113
-------------------------------------------------------------
Fluor Corp.                            100,000      3,500,000
-------------------------------------------------------------
Guidant Corp.                           63,000      3,335,062
-------------------------------------------------------------
Home Depot, Inc. (The)                 158,400      6,811,200
-------------------------------------------------------------
Inrange Technologies Corp.-Class B     100,000      3,662,500
-------------------------------------------------------------
King Pharmaceuticals, Inc.             144,100      6,457,481
-------------------------------------------------------------
Network Appliance, Inc.                 26,700      3,177,300
-------------------------------------------------------------
NIKE, Inc.-Class B                     113,500      4,532,906
-------------------------------------------------------------
1-800 CONTACTS, INC.                   175,000      6,737,500
-------------------------------------------------------------
PolyMedica Corp.                        54,200      3,116,500
-------------------------------------------------------------
QLT Inc. (Canada)                       80,200      3,988,697
-------------------------------------------------------------
SCI Systems, Inc.                       99,400      4,274,200
-------------------------------------------------------------
Scient Corp.                             9,600        172,800
-------------------------------------------------------------
724 Solutions Inc. (Canada)            122,500      3,330,469
-------------------------------------------------------------
Silicon Storage Technology, Inc.       120,100      2,732,275
-------------------------------------------------------------
Solectron Corp.                         85,000      3,740,000
-------------------------------------------------------------
Stryker Corp.                           89,700      4,227,113
-------------------------------------------------------------
Sunrise Assisted Living, Inc.          250,000      5,843,750
-------------------------------------------------------------
Syntroleum Corp.                        18,100        352,950
-------------------------------------------------------------
United Rentals, Inc.                   134,100      2,883,150
-------------------------------------------------------------
VA Linux Systems, Inc.                  88,800      2,597,400
-------------------------------------------------------------
Whole Foods Market, Inc.               100,000      4,625,000
=============================================================
Total Securities Sold Short                      $137,460,922
_____________________________________________________________
=============================================================

Investment Abbreviations:

Conv. - Convertible
Pfd.  - Preferred
Sub.  - Subordinated

Notes to Schedule of Investments:

(a)  A portion of this security is subject to call options written. See Note 7.
(b)  Non-income producing security.
(c) Restricted security. May be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act of 1933, as amended. The aggregate market value of these securities at 10/31/00 was $15,153,880, which represented 1.86% of the Fund's net assets.
(d) The money market fund and the Fund are affiliated by having the same investment advisor.
(e) Collateral on short sales was segregated by the Fund in the amount of $169,366,891 which represents 123% of market value.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2000

ASSETS:

Investments, at market value (cost $639,537,759)     $801,768,538
-----------------------------------------------------------------
Cash                                                   18,541,717
-----------------------------------------------------------------
Receivables for:
  Investments sold                                     29,183,526
-----------------------------------------------------------------
  Fund shares sold                                        478,282
-----------------------------------------------------------------
  Dividends and interest                                  912,481
-----------------------------------------------------------------
  Investments sold short                              124,940,961
-----------------------------------------------------------------
  Short stock rebates                                     738,222
-----------------------------------------------------------------
Investment for deferred compensation plan                  14,493
=================================================================
    Total assets                                      976,578,220
=================================================================

LIABILITIES:

Payables for:
  Investments purchased                                10,797,225
-----------------------------------------------------------------
  Fund shares reacquired                                1,224,001
-----------------------------------------------------------------
  Short stock account dividends                             5,244
-----------------------------------------------------------------
  Options written (premiums received $5,534,260)        6,686,200
-----------------------------------------------------------------
  Short stock account interest                             11,348
-----------------------------------------------------------------
  Short positions covered                               3,963,647
-----------------------------------------------------------------
  Deferred compensation plan                               14,493
-----------------------------------------------------------------
Market value of securities sold short (proceeds
  from short sales $124,940,961)                      137,460,922
-----------------------------------------------------------------
Accrued advisory fees                                     709,983
-----------------------------------------------------------------
Accrued administrative services fees                       11,048
-----------------------------------------------------------------
Accrued distribution fees                                 490,473
-----------------------------------------------------------------
Accrued transfer agent fees                                65,692
-----------------------------------------------------------------
Accrued operating expenses                                156,800
=================================================================
    Total liabilities                                 161,597,076
=================================================================
Net assets applicable to shares outstanding          $814,981,144
_________________________________________________________________
=================================================================

NET ASSETS:

Class A                                              $442,912,961
_________________________________________________________________
=================================================================
Class B                                              $325,956,698
_________________________________________________________________
=================================================================
Class C                                              $ 46,111,485
_________________________________________________________________
=================================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE:

Class A                                                17,004,350
_________________________________________________________________
=================================================================
Class B                                                12,728,473
_________________________________________________________________
=================================================================
Class C                                                 1,799,068
_________________________________________________________________
=================================================================
Class A:

  Net asset value and redemption price per share     $      26.05
-----------------------------------------------------------------
  Offering price per share:
    (Net asset value of $26.05 divided by 94.50%)    $      27.57
_________________________________________________________________
=================================================================
Class B:
  Net asset value and offering price per share       $      25.61
_________________________________________________________________
=================================================================
Class C:
  Net asset value and offering price per share       $      25.63
_________________________________________________________________
=================================================================

STATEMENT OF OPERATIONS

                                          THREE
                                       MONTHS ENDED    YEAR ENDED
                                       OCTOBER 31,      JULY 31,
                                           2000           2000
                                       ------------   ------------
INVESTMENT INCOME:

Short stock rebates                    $  2,327,143   $  5,100,917
------------------------------------------------------------------
Dividends from affiliated money
  market funds                            1,066,154      1,778,327
------------------------------------------------------------------
Dividends                                   446,052        395,709
------------------------------------------------------------------
Interest                                    177,262        291,637
==================================================================
    Total investment income               4,016,611      7,566,590
==================================================================

EXPENSES:

Advisory fees                             2,144,302      6,847,355
------------------------------------------------------------------
Administrative services fees                 32,899        126,377
------------------------------------------------------------------
Custodian fees                               56,529         99,433
------------------------------------------------------------------
Distribution fees -- Class A                408,951      1,322,447
------------------------------------------------------------------
Distribution fees -- Class B                856,514      2,762,425
------------------------------------------------------------------
Distribution fees -- Class C                119,356        306,511
------------------------------------------------------------------
Interest                                    105,541      1,399,665
------------------------------------------------------------------
Transfer agent fees -- Class A               60,342        247,830
------------------------------------------------------------------
Transfer agent fees -- Class B               54,436        232,766
------------------------------------------------------------------
Transfer agent fees -- Class C                7,586         25,821
------------------------------------------------------------------
Trustees' fees                                1,983          8,629
------------------------------------------------------------------
Dividends on short sales                     95,824        401,666
------------------------------------------------------------------
Other                                       141,992        714,423
==================================================================
    Total expenses                        4,086,255     14,495,348
==================================================================
Less: Fees waived                          (116,843)      (314,784)
------------------------------------------------------------------
    Expenses paid indirectly                (50,669)       (16,795)
==================================================================
    Net expenses                          3,918,743     14,163,769
==================================================================
Net investment income (loss)                 97,868     (6,597,179)
==================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES,
  SECURITIES SOLD SHORT, FUTURES
  CONTRACTS AND OPTION CONTRACTS
  WRITTEN

Net realized gain (loss) from:
  Investment securities                  43,225,326    281,397,793
------------------------------------------------------------------
  Futures contracts                         798,317       (897,367)
------------------------------------------------------------------
  Option contracts written                4,577,540     18,473,981
------------------------------------------------------------------
  Securities sold short                   7,225,299    (12,793,600)
==================================================================
                                         55,826,482    286,180,807
==================================================================
Change in net unrealized appreciation
  (depreciation) of:
  Investment securities                 (35,150,948)    92,319,494
------------------------------------------------------------------
  Option contracts written               (2,546,495)     1,652,600
------------------------------------------------------------------
  Securities sold short                 (10,377,929)    (3,440,914)
==================================================================
                                        (48,075,372)    90,531,180
==================================================================
Net gain on investment securities,
  securities sold short, futures
  contracts and option contracts
  written                                 7,751,110    376,711,987
==================================================================
Net increase in net assets resulting
  from operations                      $  7,848,978   $370,114,808
__________________________________________________________________
==================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

                                                              THREE MONTHS
                                                                 ENDED        YEAR ENDED     YEAR ENDED
                                                              OCTOBER 31,      JULY 31,       JULY 31,
                                                                  2000           2000           1999
                                                              ------------   ------------   ------------
OPERATIONS:

  Net investment income (loss)                               $     97,868    $ (6,597,179)  $ (4,494,793)
--------------------------------------------------------------------------------------------------------
  Net realized gain from investment securities, securities
    sold short, futures contracts and option contracts
    written                                                    55,826,482     286,180,807      8,988,418
--------------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, securities sold short, futures
    contracts and option contracts written                    (48,075,372)     90,531,180    113,395,076
========================================================================================================
    Net increase in net assets resulting from operations        7,848,978     370,114,808    117,888,701
========================================================================================================
Distributions to shareholders from net realized gains:
  Class A                                                              --     (15,796,321)      (102,881)
--------------------------------------------------------------------------------------------------------
  Class B                                                              --     (11,509,981)       (48,732)
--------------------------------------------------------------------------------------------------------
  Class C                                                              --      (1,189,843)            --
--------------------------------------------------------------------------------------------------------
Share transactions-net:
  Class A                                                     (10,920,967)     52,117,173     30,818,297
--------------------------------------------------------------------------------------------------------
  Class B                                                      (3,363,049)     35,576,046     19,845,339
--------------------------------------------------------------------------------------------------------
  Class C                                                       1,244,247      25,368,723      5,266,423
========================================================================================================
    Net increase (decrease) in net assets                      (5,190,791)    454,680,605    173,667,147
========================================================================================================

NET ASSETS:

  Beginning of period                                         820,171,935     365,491,330    191,824,183
========================================================================================================
  End of period                                              $814,981,144    $820,171,935   $365,491,330
________________________________________________________________________________________________________
========================================================================================================

NET ASSETS CONSIST OF:

  Shares of beneficial interest                              $354,467,244    $366,807,012   $253,662,739
--------------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                       14,830         (83,038)       (97,371)
--------------------------------------------------------------------------------------------------------
  Undistributed net realized gain from investment
    securities, securities sold short, futures contracts and
    option contracts written                                  311,940,191     256,813,710      5,822,891
--------------------------------------------------------------------------------------------------------
  Unrealized appreciation of investment securities,
    securities sold short, futures contracts and option
    contracts written                                         148,558,879     196,634,251    106,103,071
========================================================================================================
                                                             $814,981,144    $820,171,935   $365,491,330
________________________________________________________________________________________________________
========================================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2000

NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

AIM Small Cap Opportunities Fund (the "Fund") is a series portfolio of AIM Special Opportunities Funds (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each having an unlimited number of shares of beneficial interest. The Board of Trustees of the Trust approved a change in the Fund's fiscal year-end from July 31 to October 31. As a result, this report includes financial information for the period ended October 31, 2000 (three months) and the year ended July 31, 2000. The Fund consists of three different classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with a contingent deferred sales charge. The Fund was closed to new investors as of November 4, 1999. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. The Fund's investment objective is long-term growth of capital.
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.
A. Security Valuations -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security reported on the NASDAQ National Market System is valued at the last sales price as of the close of the customary trading session on the valuation date or absent a last sales price, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate and maturity date. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").
      Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.
B. Securities Transactions and Investment Income -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income and short stock rebate income are recorded on the accrual basis. Dividend income and dividend expense on short sales are recorded on the ex-dividend date.
      On October 31, 2000, undistributed net realized gains were decreased by $700,001 and paid in capital was increased by $700,001 as a result of differences due to utilization of a portion of the proceeds from redemptions as distributions for federal income tax purposes. Net assets of the Fund were unaffected by the reclassification discussed above.
C. Distributions -- Distributions from income and net realized capital gains, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D. Federal Income Taxes -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gains) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E. Securities Sold Short -- The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates.
      The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the statement of operations represents income earned on short sale proceeds held on deposit with the broker. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (expense incurred) as a result of the market value of securities sold short being less than (greater than) the proceeds received from the short sales.
F. Put Options -- The Fund may purchase and write put options including securities index options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security, securities index, or a futures contract. Put options may be used by a Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedge. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying securities to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received.
G. Call Options -- The Fund may write and buy call options, including securities index options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received.
      A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. The purchaser of a call option has the right to acquire the security which is the subject of the call option at any time during the option period. During the option period, in return for the premium paid by the purchaser of the option, the Fund has given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. During the option period, the Fund may be required at any time to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the Fund effects a closing purchase transaction by purchasing (at a price which may be higher than that received when the call option was written) a call option identical to the one originally written.
      An option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to the difference between the exercise price of the option and the value of the underlying stock index on the exercise date, multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. In the purchase of securities index options the principal risk is that the premium and transaction costs paid by the Fund in purchasing an option will be lost if the changes in the level of the index do not exceed the cost of the option. In writing securities index options, the principal risk is that the Fund could bear a loss on the options that would be only partially offset (or not offset at all) by the increased value or reduced cost of hedged securities. Moreover, in the event the Fund were unable to close an option it had written, it might be unable to sell the securities used as cover.
H. Futures Contracts -- The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. Risks include the possibility of an illiquid market and that a change in value of the contracts may not correlate with changes in the value of the securities being hedged.
I. Expenses -- Distribution expenses and certain transfer agency expenses directly attributable to a class of shares are charged to those classes' operations. All other expenses which are attributable to more than one class are allocated among the classes.

NOTE 2-ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays a base management fee calculated at the annual rate of 1.00% of the Fund's average daily net assets. The base management fee will be adjusted, on a monthly basis starting January 1, 2001, (i) upward at the rate of 0.15%, on a pro rata basis, for each percentage point the 12-month rolling investment performance of the Class A shares exceeds the sum of 2.00% and the 12-month rolling investment record of the Russell 2000 Index, or (ii) downward at the rate of 0.15%, on a pro rata basis, for each percentage point the 12-month rolling investment record of the Russell 2000 Index less 2.00% exceeds the 12-month rolling investment performance of the Class A shares.
  The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the three-month period ended October 31, 2000 and the year ended July 31, 2000, AIM was paid $32,899 and $126,377, respectively, for such services.
  The Fund, pursuant to a transfer agency and service agreement, has agreed to pay A I M Fund Services, Inc. ("AFS") a fee for providing transfer agency and shareholder services to the Fund. For the three-month period ended October 31, 2000 and the year ended July 31, 2000, AFS was paid $70,501 and $206,416, respectively, for such services.
  The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Class A, Class B and Class C shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A shares, Class B shares and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and C shares. Of these amounts, the Fund may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the appropriate class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose a cap on the total sales charges, including asset-based sales charges that may be paid by the respective classes. Upon the Fund closing to new investors AIM Distributors agreed to waive 0.10% of the Fund's average daily net assets of Class A distribution fees. For the three-month period ended October 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $292,108, $856,514 and $119,356, respectively, as compensation under the Plans. For the year ended July 31, 2000, the Class A, Class B and Class C shares paid AIM Distributors $1,007,663, $2,762,425 and $306,511, respectively, as compensation under the Plans. For the three-month period ended October 31, 2000 and the year ended July 31, 2000, AIM Distributors waived fees of $116,843 and $314,784, respectively, for Class A shares.
  AIM Distributors received commissions of $18,004 and $280,701, from sales of the Class A shares of the Fund during the three-month period ended October 31, 2000 and the year ended July 31, 2000, respectively. Such commissions are not an expense of the Fund. They are deducted from, and are not included in, the proceeds from sales of Class A shares.
  During the three-month period ended October 31, 2000 and the year ended July 31, 2000, AIM Distributors received $3,639 and $38,002, respectively, in contingent deferred sales charges imposed on redemptions of Fund shares.
  Certain officers and trustees of the Trust are officers and directors of AIM, AFS and AIM Distributors.
  During the three-month period ended October 31, 2000 and the year ended July 31, 2000, the Fund paid legal fees of $1,431 and $3,722, respectively, for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Company's directors. A member of that firm is a trustee of the Trust.

NOTE 3-INDIRECT EXPENSES

For the three-month period ended October 31, 2000 and the year ended July 31, 2000, the Fund received reductions in transfer agency fees from AFS (an affiliate of AIM) of $4,049 and $7,599, respectively, and reductions in custodian fees of $46,620 and $9,196, respectively, under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $50,669 and $16,795 for the three-month period ended October 31, 2000 and the year ended July 31, 2000, respectively.

NOTE 4-TRUSTEES' FEES

Trustees' fees represent remuneration paid to trustees who are not an "interested person" of AIM. The Trust invests trustees' fees, if so elected by a trustee, in mutual fund shares in accordance with a deferred compensation plan.

NOTE 5-BANK BORROWINGS

The Fund is a participant in a committed line of credit facility with a syndicate administered by The Chase Manhattan Bank. The Fund may borrow up to the lesser of (i) $240,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit may borrow on a first come, first served basis. The funds which are party to the line of credit are charged a commitment fee of 0.10% on the unused balance of the committed line.
  For the three-month period ended October 31, 2000, the average outstanding daily balance of bank loans for the Fund was $5,860,918 with a weighted average interest rate of 7.16%.

NOTE 6-INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the three-month period ended October 31, 2000 was $455,104,353 and $390,194,430, respectively, and during the year ended July 31, 2000 was $1,260,650,596 and $1,402,401,764, respectively.
  The amount of unrealized appreciation (depreciation) of investment securities, for tax purposes was as follows:

                                        OCTOBER 31,      JULY 31,
                                            2000           2000
                                        ------------   ------------
Aggregate unrealized appreciation of:
  Investment securities                 $199,191,079   $232,723,060
-------------------------------------------------------------------
  Securities sold short                    4,031,223     14,314,078
-------------------------------------------------------------------
Aggregate unrealized (depreciation)
  of:
  Investment securities                  (24,983,581)   (35,640,214)
-------------------------------------------------------------------
  Securities sold short                  (13,123,598)   (16,456,111)
===================================================================
Net unrealized appreciation of
  investment securities                 $165,115,123   $194,940,813
___________________________________________________________________
===================================================================
Cost of investments for tax purposes for the three-month period ended October 31, 2000 and the year ended July 31 are
  $627,561,040 and $605,437,429, respectively.
Proceeds from securities sold short for tax purposes for the three-month period ended October 31, 2000 and the year ended July
  31 are $128,368,547 and $164,181,124, respectively.

NOTE 7-CALL OPTION CONTRACTS

Transactions in call options written during the three-month period ended October 31, 2000 are summarized as follows:

                                       CALL OPTION CONTRACTS
                                      -----------------------
                                      NUMBER OF    PREMIUMS
                                      CONTRACTS    RECEIVED
                                      ---------   -----------
Beginning of year                           --    $        --
-------------------------------------------------------------
Written                                 12,324     11,333,314
-------------------------------------------------------------
Closed                                 (10,138)    (8,590,114)
-------------------------------------------------------------
Expired                                   (750)      (230,242)
=============================================================
End of year                              1,436    $ 2,512,958
_____________________________________________________________
=============================================================

Open call option contracts written at October 31, 2000 were as follows:

                                                                    OCTOBER 31,
                                            NUMBER                     2000
                       CONTRACT   STRIKE      OF        PREMIUMS      MARKET        UNREALIZED
ISSUE                   MONTH     PRICE    CONTRACTS    RECEIVED       VALUE       APPRECIATION
-----                  --------   ------   ---------   ----------   -----------   --------------
Nasdaq 100              Dec-00    $4,400       585     $  817,218   $  599,625     $   217,593
------------------------------------------------------------------------------------------------
Nasdaq 100              Mar-01     4,500       226      1,603,868    1,485,950         117,918
------------------------------------------------------------------------------------------------
Skywest                 Nov-00        55       625         91,872       39,063          52,809
================================================================================================
                                             1,436     $2,512,958   $2,124,638     $   388,320
________________________________________________________________________________________________
================================================================================================

NOTE 8-PUT OPTION CONTRACTS

Transactions in put options contracts written during the three-month period ended October 31, 2000 are summarized as follows:

                                       PUT OPTION CONTRACTS
                                      -----------------------
                                      NUMBER OF    PREMIUMS
                                      CONTRACTS    RECEIVED
                                      ---------   -----------
Beginning of year                         228     $ 1,816,355
-------------------------------------------------------------
Written                                 3,797       3,783,426
-------------------------------------------------------------
Closed                                 (2,176)     (2,578,479)
=============================================================
End of year                             1,849     $ 3,021,302
_____________________________________________________________
=============================================================

Open put option contracts written at October 31, 2000 were as follows:

                                                                    OCTOBER 31,
                                            NUMBER                     2000         UNREALIZED
                       CONTRACT   STRIKE      OF        PREMIUMS      MARKET       APPRECIATION
ISSUE                   MONTH     PRICE    CONTRACTS    RECEIVED       VALUE      (DEPRECIATION)
-----                  --------   ------   ---------   ----------   -----------   --------------
Nasdaq 100              Dec-00    $2,900       366     $2,265,739   $3,467,850     $(1,202,111)
------------------------------------------------------------------------------------------------
Russell
2000 Index              Dec-00       450     1,483        755,563    1,093,713        (338,150)
================================================================================================
                                             1,849     $3,021,302   $4,561,563     $(1,540,261)
________________________________________________________________________________________________
================================================================================================

NOTE 9-SHARE INFORMATION

Changes in shares outstanding during the three-month period ended October 31, 2000 and years ended July 31, 2000 and 1999 were as follows:

                                               OCTOBER 31, 2000              JULY 31, 2000                 JULY 31, 1999
                                           ------------------------    --------------------------    --------------------------
                                            SHARES        AMOUNT         SHARES         AMOUNT         SHARES         AMOUNT
                                           --------    ------------    ----------    ------------    ----------    ------------
Sold:
  Class A                                   347,483    $  9,371,278     6,753,064    $125,825,634     9,086,718    $ 99,751,555
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                   204,534       5,413,560     4,029,763      72,063,849     4,403,590      48,831,913
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                    86,484       2,288,148     1,535,334      29,503,687       463,451       5,940,023
===============================================================================================================================
Issued as reinvestment of dividends:
  Class A                                        --              --       778,251      14,945,789         8,677          96,302
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                        --              --       531,984      10,113,306         3,755          41,572
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                        --              --        57,775       1,099,467            --              --
===============================================================================================================================
Reacquired:
  Class A                                  (754,034)    (20,292,245)   (3,968,990)    (88,654,250)   (6,264,993)    (69,029,559)
-------------------------------------------------------------------------------------------------------------------------------
  Class B                                  (329,580)     (8,776,609)   (2,136,331)    (46,601,109)   (2,617,703)    (29,028,148)
-------------------------------------------------------------------------------------------------------------------------------
  Class C                                   (39,595)     (1,043,901)     (245,494)     (5,234,431)      (58,887)       (673,599)
===============================================================================================================================
                                           (484,708)   $(13,039,769)    7,335,356    $113,061,942     5,024,608    $ 55,930,059
_______________________________________________________________________________________________________________________________
===============================================================================================================================

NOTE 10-FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                              ---------------------------------------------------------
                                                                                                        JUNE 29, 1998
                                                              THREE MONTHS                             (DATE OPERATIONS
                                                                 ENDED         YEAR ENDED JULY 31,      COMMENCED) TO
                                                              OCTOBER 31,     ----------------------       JULY 31,
                                                                  2000         2000(a)      1999(a)        1998(a)
                                                              ------------    ---------    ---------   ----------------
Net asset value, beginning of period                            $  25.79      $  14.86     $   9.76        $  10.00
-----------------------------------------------------------   ----------      --------     --------        --------
Income from investment operations:
  Net investment income (loss)                                      0.03         (0.14)       (0.09)           0.02
-----------------------------------------------------------   ----------      --------     --------        --------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     0.23         11.97         5.20           (0.26)
===========================================================   ==========      ========     ========        ========
    Total from investment operations                                0.26         11.83         5.11           (0.24)
===========================================================   ==========      ========     ========        ========
Less distributions:
  Dividends from net investment income                                --            --        (0.01)             --
-----------------------------------------------------------   ----------      --------     --------        --------
  Distributions from net realized gains                               --         (0.90)          --              --
===========================================================   ==========      ========     ========        ========
Net asset value, end of period                                  $  26.05      $  25.79     $  14.86        $   9.76
___________________________________________________________   __________      ________     ________        ________
===========================================================   ==========      ========     ========        ========
Total return(b)                                                     1.01%        81.64%       52.36%          (2.40)%
___________________________________________________________   __________      ________     ________        ________
===========================================================   ==========      ========     ========        ========
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $442,913      $449,044     $205,721        $107,540
___________________________________________________________   __________      ________     ________        ________
===========================================================   ==========      ========     ========        ========
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense):
  With fee waivers                                                  1.50%(c)      1.73%        2.35%           1.59%(d)
-----------------------------------------------------------   ----------      --------     --------        --------
  Without fee waivers                                               1.60%(c)      1.81%        2.35%           1.59%(d)
===========================================================   ==========      ========     ========        ========
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense):
  With fee waivers                                                  1.41%(c)      1.47%        1.74%           1.59%(d)
-----------------------------------------------------------   ----------      --------     --------        --------
  Without fee waivers                                               1.51%(c)      1.55%        1.74%           1.59%(d)
===========================================================   ==========      ========     ========        ========
Ratio of net investment income (loss) to average net assets         0.39%(c)     (0.63)%      (1.44)%          2.00%(d)
===========================================================   ==========      ========     ========        ========
Ratio of interest expense and dividends on short sales
  expense to average net assets                                     0.09%(c)      0.26%        0.61%             --
___________________________________________________________   __________      ________     ________        ________
===========================================================   ==========      ========     ========        ========
Portfolio turnover rate                                               52%          198%         220%             13%
___________________________________________________________   __________      ________     ________        ________
===========================================================   ==========      ========     ========        ========

(a)  Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $463,563,165 for the three months ended October 31, 2000.
(d)  Annualized.

                                                                                       CLASS B
                                                              ---------------------------------------------------------
                                                                  THREE                                 JULY 13, 1998
                                                                 MONTHS                                  (DATE SALES
                                                                  ENDED       YEAR ENDED JULY 31,       COMMENCED) TO
                                                               OCTOBER 31,    --------------------        JULY 31,
                                                                  2000        2000(a)     1999(a)          1998(a)
                                                              -------------   --------    --------    -----------------
Net asset value, beginning of period                            $  25.41      $  14.75    $   9.76         $ 10.07
-----------------------------------------------------------     --------      --------    --------         -------
Income from investment operations:
  Net investment income (loss)                                     (0.02)        (0.30)      (0.17)           0.01
-----------------------------------------------------------     --------      --------    --------         -------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     0.22         11.86        5.17           (0.32)
===========================================================     ========      ========    ========         =======
    Total from investment operations                                0.20         11.56        5.00           (0.31)
===========================================================     ========      ========    ========         =======
Less distributions:
  Dividends from net investment income                                --            --       (0.01)             --
-----------------------------------------------------------     --------      --------    --------         -------
  Distributions from net realized gains                               --         (0.90)         --              --
===========================================================     ========      ========    ========         =======
Net asset value, end of period                                  $  25.61      $  25.41    $  14.75         $  9.76
___________________________________________________________     ________      ________    ________         _______
===========================================================     ========      ========    ========         =======
Total return(b)                                                     0.79%        80.38%      51.30%          (3.08)%
___________________________________________________________     ________      ________    ________         _______
===========================================================     ========      ========    ========         =======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $325,957      $326,571    $153,793         $84,285
___________________________________________________________     ________      ________    ________         _______
===========================================================     ========      ========    ========         =======
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense)                     2.27%(c)      2.48%       3.03%           2.30%(d)
===========================================================     ========      ========    ========         =======
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense)                     2.18%(c)      2.22%       2.42%           2.30%(d)
===========================================================     ========      ========    ========         =======
Ratio of net investment income (loss) to average net assets        (0.37)%(c)    (1.38)%     (2.12)%          1.29%(d)
===========================================================     ========      ========    ========         =======
Ratio of interest expense and dividends on short sales
  expense to average net assets                                     0.09%(c)      0.26%       0.61%             --
___________________________________________________________     ________      ________    ________         _______
===========================================================     ========      ========    ========         =======
Portfolio turnover rate                                               52%          198%        220%             13%
___________________________________________________________     ________      ________    ________         _______
===========================================================     ========      ========    ========         =======

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $339,812,491 for the three months ended October 31, 2000.
(d)  Annualized.

                                                                                  CLASS C
                                                              -----------------------------------------------
                                                                  THREE                     DECEMBER 30, 1999
                                                                 MONTHS                        (DATE SALES
                                                                  ENDED       YEAR ENDED      COMMENCED) TO
                                                               OCTOBER 31,     JULY 31,         JULY 31,
                                                                  2000         2000(a)           1999(a)
                                                              -------------   ----------    -----------------
Net asset value, beginning of period                             $ 25.43       $ 14.78           $11.70
------------------------------------------------------------     -------       -------           ------
Income from investment operations:
  Net investment income (loss)                                     (0.02)        (0.32)           (0.11)
------------------------------------------------------------     -------       -------           ------
  Net gains on securities (both realized and unrealized)            0.22         11.87             3.19
============================================================     =======       =======           ======
    Total from investment operations                                0.20         11.55             3.08
============================================================     =======       =======           ======
Less distributions from net realized gains                            --         (0.90)              --
============================================================     =======       =======           ======
Net asset value, end of period                                   $ 25.63       $ 25.43           $14.78
____________________________________________________________     _______       _______           ______
============================================================     =======       =======           ======
Total return(b)                                                     0.79%        80.15%           29.31%
____________________________________________________________     _______       _______           ______
============================================================     =======       =======           ======
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $46,111       $44,557           $5,977
____________________________________________________________     _______       _______           ______
============================================================     =======       =======           ======
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense)                     2.27%(c)      2.48%            3.03%(d)
============================================================     =======       =======           ======
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense)                     2.18%(c)      2.22%            2.42%(d)
============================================================     =======       =======           ======
Ratio of net investment income (loss) to average net assets        (0.37)%(c)    (1.38)%          (2.12)%(d)
============================================================     =======       =======           ======
Ratio of interest expense and dividends on short sales
  expense to average net assets                                     0.09%(c)      0.26%            0.61%(d)
____________________________________________________________     _______       _______           ______
============================================================     =======       =======           ======
Portfolio turnover rate                                               52%          198%             220%
____________________________________________________________     _______       _______           ______
============================================================     =======       =======           ======

(a)  Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $47,353,060 for the three months ended October 31, 2000.
(d)  Annualized.

                                     PART C
                                OTHER INFORMATION



Item 23.    Exhibits

Exhibit
Number         Description
-------        -----------
a    (1)  -    (a)  Agreement and Declaration of Trust of Registrant was filed as an Exhibit to the Registration Statement filed March 13, 1998.

          - (b) First Amendment to Agreement and Declaration of Trust of Registrant was filed as an Exhibit to Post-Effective Amendment No. 1 on October 7, 1998.

          - (c) Second Amendment to Agreement and Declaration of Trust of Registrant, dated August 10, 1998, was filed as an Exhibit to Post-Effective Amendment No. 2 on October 8, 1998.

          - (d) Third Amendment to Agreement and Declaration of Trust of Registrant, dated September 26, 1998, was filed as an Exhibit to Post-Effective Amendment No. 4 on September 27, 1999.

     (2)  -    (a)  Amended and Restated Agreement and Declaration of Trust of
                    Registrant, dated November 5, 1998, was filed as an Exhibit to Post-Effective Amendment No. 3 on July 14,1999, and is hereby incorporated by reference.

          - (b) First Amendment to Amended and Restated Agreement and Declaration of Trust of Registrant, dated July 13, 1999, was filed as an Exhibit to Post-Effective Amendment No. 3 on July 14, 1999, and is hereby incorporated by reference.


          - (c) Amendment No. 2 to Amended and Restated Agreement and Declaration of Trust of AIM Special Opportunities Funds, effective May 10, 2000, was filed as an Exhibit to Post-Effective Amendment No. 6 on November 17, 2000, and is hereby incorporated by reference.

          - (d) Amendment No. 3 to Amended and Restated Agreement and Declaration of Trust of AIM Special Opportunities Funds, effective December 13, 2000, is filed herewith electronically.


b    (1)  -    (a)  By-Laws of Registrant were filed as an Exhibit to the
                    Registration Statement filed March 13, 1998.

          - (b) First Amendment to By-Laws of Registrant, dated September 26, 1998, was filed as an Exhibit to Post-Effective Amendment No. 3 on July 14, 1999.

     (2)  -    (a)  Amended and Restated By-Laws of Registrant, dated November
                    5, 1998, was filed as an Exhibit to Post-Effective Amendment
                    No. 3 on July 14, 1999, and is hereby incorporated by reference.

          - (b) First Amendment to Amended and Restated By-Laws of Registrant, dated June 9, 1999, was filed as an Exhibit to Post-Effective Amendment No. 3 on July 14, 1999, and is hereby incorporated by reference.

          - (c) Amendment No. 2 to Amended and Restated By-Laws of AIM Special Opportunities Funds (a Delaware Business Trust), adopted effective June 14, 2000, was filed as an Exhibit to Post-Effective Amendment No. 6 on November 17, 2000, and is hereby incorporated by reference.


c    (1)  -         Specimen Certificate for Class A Shares of AIM Small Cap
                    Opportunities Fund was filed as an Exhibit to Pre-Effective
                    Amendment No. 1 on May 21, 1998, and is hereby incorporated by reference.

     (2)  -         Specimen Certificate for Class B Shares of AIM Small Cap
                    Opportunities Fund was filed as an Exhibit to Pre-Effective
                    Amendment No. 1 on May 21, 1998, and is hereby incorporated by reference.

     (3)  -         Specimen Certificate for Class C Shares of AIM Small Cap
                    Opportunities Fund was filed as an Exhibit to Pre-Effective
                    Amendment No. 1 on May 21, 1998, and is hereby incorporated by reference.

     (4)  -         Specimen Certificate for Class A shares of AIM Mid Cap
                    Opportunities Fund was filed as an Exhibit to Post-Effective
                    Amendment No. 2 on October 8, 1998, and is hereby incorporated by reference.

     (5)  -         Specimen Certificate for Class B shares of AIM Mid Cap
                    Opportunities Fund was filed as an Exhibit to Post-Effective
                    Amendment No. 2 on October 8, 1998, and is hereby incorporated by reference.

     (6)  -         Specimen Certificate for Class C shares of AIM Mid Cap
                    Opportunities Fund was filed as an Exhibit to Post-Effective
                    Amendment No. 2 on October 8, 1998, and is hereby incorporated by reference.

d    (1)  -    (a)  Master Investment Advisory Agreement, dated June 24, 1998, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 1 on October 7,
                    1998.

          - (b) Amendment No. 1 to Master Investment Advisory Agreement, dated December 7, 1998, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 3 on July 14, 1999.


          - (c) Master Investment Advisory Agreement, dated November 4, 1999, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 6 on November 17, 2000, and is hereby incorporated by reference.


     (2)  -    (a)  Foreign Country Selection and Mandatory Securities
                    Depository Responsibilities Delegation Agreement, dated
                    September 9, 1998, between Registrant and A I M Advisors,
                    Inc., was filed as an Exhibit to Registrant's Post Effective
                    Amendment No. 1 on October 7, 1998, and is hereby incorporated by reference.

          - (b) Amendment No. 1 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated September 28, 1998, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 3 on July 14, 1999, and is hereby incorporated by reference.

          - (c) Amendment No. 2 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated December 14, 1998, between Registrant and

                    A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 3 on July 14, 1999, and is hereby incorporated by reference.

          - (d) Amendment No. 3 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated December 22, 1998, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 3 on July 14, 1999, and is hereby incorporated by reference.

          - (e) Amendment No. 4 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated January 26, 1999, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post Effective Amendment No. 3 on July 14, 1999, and is hereby incorporated by reference.

          - (f) Amendment No. 5 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated March 1, 1999, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 3 on July 14, 1999, and is hereby incorporated by reference.

          - (g) Amendment No. 6 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated March 18, 1999, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 3 on July 14, 1999, and is hereby incorporated by reference.


          - (h) Amendment No. 7 to Foreign Country Selection and Mandatory Securities Depository Responsibilities Delegation Agreement, dated November 15, 1999, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 6 on November 17, 2000, and is hereby incorporated by reference.


e    (1)  -    (a)  Master Distribution Agreement (Class A and Class C shares), dated June 24, 1998, between Registrant and A I M
                    Distributors, Inc. was filed as an Exhibit to Post-Effective
                    Amendment No. 1 on October 7, 1998.

          - (b) Amendment No. 1 to Master Distribution Agreement (Class A and Class C shares), dated December 7, 1998, between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 3 on July 14, 1999.

          - (c) Amendment No. 2 to Master Distribution Agreement (Class A and Class C shares), dated September 27, 1999, between Registrant and A I M Distributors, Inc. was filed as an exhibit to Post-Effective Amendment No. 5 on November 5, 1999.


     (2)  -         First Amended and Restated Master Distribution Agreement,
                    dated July 1, 2000, between AIM Special Opportunities Funds
                    (Class A Shares and Class C Shares) and A I M Distributors,
                    Inc. was filed as an Exhibit to Post-Effective Amendment No.
                    6 on November 17, 2000, and is hereby incorporated by reference.

     (3)  -    (a)  Form of Selected Dealer Agreement between A I M
                    Distributors, Inc. and selected dealers was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on
                    October 7, 1998, and is hereby incorporated by reference.

               (b) Form of Selected Dealer Agreement between A I M Distributors, Inc. and selected dealers is filed herewith electronically.

     (4)  -         Form of Bank Selling Group Agreement between A I M
                    Distributors, Inc. and banks was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on October 7,
                    1998, and is hereby incorporated by reference.


     (5)  -    (a)  Master Distribution Agreement (Class B shares), dated June
                    24, 1998, between Registrant and A I M Distributors, Inc.
                    was filed as an Exhibit to Registrant's Post-Effective
                    Amendment No. 1 on October 7, 1998.

          - (b) Amendment No. 1 to Master Distribution Agreement (Class B shares), dated December 7, 1998, between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 3 on July 14, 1999.

          - (c) Amendment No. 2 to Master Distribution Agreement (Class B Shares), dated September 27, 1999, between Registrant and A I M Distributors, Inc. was filed as an exhibit to Post-Effective Amendment No. 5 on November 5, 1999.

     (6)  -         First Amended and Restated Master Distribution Agreement
                    (Class B Shares), dated December 31, 2000, between
                    Registrant and A I M Distributors, Inc. is filed herewith electronically.


f    (1)  -    (a)  AIM Funds Retirement Plan for Eligible Directors/Trustees
                    effective as of March 8, 1994, as restated September 18, 1995, was filed as an Exhibit to the Registration Statement filed March 13, 1998.


          - (b) AIM Funds Retirement Plan for Eligible Directors/Trustees effective as of March 8, 1994, as restated September 18, 1995, as restated March 7, 2000 was filed as an Exhibit to Post-Effective Amendment No. 6 on November 17, 2000, and is hereby incorporated by reference.

     (2)  -    (a)  Form of Deferred Compensation Agreement for Registrant's
                    Non-Affiliated Directors was filed as an Exhibit to the Registration Statement filed March 13, 1998.

          - (b) Form of Director Deferred Compensation Agreement for Registrant's Non-Affiliated Directors, as amended March 7, 2000 was filed as an Exhibit to Post-Effective Amendment No. 6 on November 17, 2000, and is hereby incorporated by reference.


g    (1)  -    (a)  Custodian Contract, dated June 26, 1998, between Registrant and State Street Bank and Trust Company was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on
                    October 7, 1998.

          - (b) Amendment, dated September 9, 1998, to the Custodian Contract, dated June 26, 1998, between Registrant and State Street Bank and Trust Company, was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 filed on October 7, 1998.

     (2)  -    (a)  Subcustodian Agreement with Chase Bank of Texas, N.A.
                    (formerly, Texas Commerce Bank, National Association) was filed as an Exhibit to the Registration Statement filed
                    March 13, 1998, and is hereby incorporated by reference.

         -     (b)  Amendment No. 1, dated October 2, 1998, to the Subcustodian
                    Agreement among Chase Bank of Texas, N.A. (formerly, Texas Commerce Bank, National Association), State Street Bank and Trust Company, A I M Fund Services, Inc., was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on October 7, 1998 and is hereby incorporated by reference.

     (3)  -    (a)  Master Custodian Contract, dated May 1, 2000, between
                    Registrant and State Street Bank and Trust Company was filed as an Exhibit to Post-Effective Amendment No. 6 on November
                    17, 2000, and is hereby incorporated by reference.

          - (b) Amendment to Custodian Contract, dated May 1, 2000, between Registrant and State Street Bank and Trust Company dated May 1, 2000, was filed as an Exhibit to Post-Effective Amendment No. 6 on November 17, 2000, and is hereby incorporated by reference.


h    (1)  -    (a)  Transfer Agency and Service Agreement, dated June 24, 1998, between Registrant and A I M Fund Services, Inc. was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1 on October 7, 1998, and is hereby incorporated by reference.

          - (b) Amendment No. 1 to the Transfer Agency and Service Agreement, dated January 1, 1999, between Registrant and
                    A I M Fund Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 4 on September 27, 1999, and is hereby incorporated by reference.


          - (c) Amendment No. 2, dated July 1, 2000, to the Transfer Agency and Service Agreement, dated June 24, 1998, between Registrant and A I M Fund Services, Inc. was filed as an Exhibit to Post-Effective Amendment No. 6 on November 17, 2000, and is hereby incorporated by reference.


     (2)  -    (a)  Remote Access and Related Services Agreement, dated as of
                    December 23, 1994, was filed as an Exhibit to the Registration Statement filed March 13, 1998, and is hereby incorporated by reference.


          - (b) Amendment No. 1, dated October 4, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to the Registration Statement filed March 13, 1998, and is hereby incorporated by reference.


          - (c) Addendum No. 2, dated October 12, 1995, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to the Registration Statement filed March 13, 1998, and is hereby incorporated by reference.

          - (d) Amendment No. 3, dated as of February 1, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to the Registration Statement filed March 13, 1998, and is hereby incorporated by reference.

          - (e) Exhibit 1, effective as of August 4, 1997, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to the Registration Statement filed March 13, 1998, and is hereby incorporated by reference.

          - (f) Preferred Registration Technology Escrow Agreement, dated September 10, 1997, was filed as an Exhibit to the Registration Statement filed March 13, 1998, and is hereby incorporated by reference.

          - (g) Form of Revised Exhibit 1, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Pre-Effective Amendment No. 1 on May 21, 1998, and is hereby incorporated by reference.

          - (h) Amendment No. 4, dated June 30, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Post-Effective Amendment No. 1 on October 7, 1998, and is hereby incorporated by reference.

          - (i) Amendment No. 5, dated July 1, 1998, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Post-Effective Amendment No. 1 on October 7, 1998, and is hereby incorporated by reference.


          - (j) Amendment No. 6, dated August 30, 1999, to the Remote Access and Related Services Agreement (for IMPRESSNet(TM) Services), dated December 23, 1994, was filed as an Exhibit to Post-Effective Amendment No. 4 on September 27, 1999, and is hereby incorporated by reference.

          - (k) Amendment No. 7, dated February 29, 2000, to the Remote Access and Related Services Agreement (for IMPRESSPlus Forms Processing Software), dated December 23, 1994, was filed as an Exhibit to Post-Effective Amendment No. 6 on November 17, 2000, and is hereby incorporated by reference.

          - (l) Amendment No. 8, dated June 26, 2000, to the Remote Access and Related Services Agreement (for AccessTA Services), dated December 23, 1994, was filed as an Exhibit to Post-Effective Amendment No. 6 on November 17, 2000, and is hereby incorporated by reference.

          - (m) Amendment No. 9, dated June 26, 2000, - Restated and Amended Amendment No. 6 to the Remote Access and Related Services Agreement (for IMPRESSNet(TM) Services), dated December 23, 1994, was filed as an Exhibit to Post-Effective Amendment No. 6 on November 17, 2000, and is hereby incorporated by reference.

          - (n) Amendment No. 10, dated July 28, 2000, to the Remote Access and Related Services Agreement, dated December 23, 1994, was filed as an Exhibit to Post-Effective Amendment No. 6 on November 17, 2000, and is hereby incorporated by reference.

          - (o) Letter agreement effective August 22, 2000, (to Amendment No. 9) to the Remote Access and Related Services Agreement, dated December 23, 1994, is filed herewith electronically.


     (3)  -    (a)  Master Administrative Services Agreement, dated June 24,
                    1998, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 1 on October
                    7, 1998.

          - (b) Amendment No. 1 to Master Administrative Services Agreement, dated December 7, 1998, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 3 on July 14, 1999.

          - (c) Amendment No. 2 to Master Administrative Services Agreement, dated September 27, 1999, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 5 on November 5, 1999.


     (4)  -         Master Administrative Services Agreement, dated November 4,
                    1999, between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 6 on November
                    17, 2000, and is hereby incorporated by reference.


     (5)  -         Shareholder Sub-Accounting Services Agreement, dated as of
                    October 1, 1993, was filed as an Exhibit to the Registration
                    Statement filed March 13, 1998, and is hereby incorporated by reference.


     (6)  -         Memorandum of Agreement, dated as of September 27, 1999,
                    between Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 6 on November 17,
                    2000, and is hereby incorporated by reference.

     (7)  -         Memorandum of Agreement, dated as of July 1, 2000, between
                    Registrant and A I M Advisors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 6 on November 17, 2000, and is hereby incorporated by reference.

     (8)  -         Memorandum of Agreement, dated as of July 1, 2000, for AIM
                    Small Cap Opportunities Fund and AIM Mid Cap Opportunities
                    Fund and September 29, 2000, for AIM Large Cap Opportunities
                    Fund, between Registrant and A I M Distributors, Inc. was filed as an Exhibit to Post-Effective Amendment No. 6 on November 17, 2000, and is hereby incorporated by reference.


i    (1)  -         Opinion and Consent of Ballard Spahr Andrews & Ingersoll,
                    LLP was filed as an Exhibit to Post-Effective Amendment No.
                    3 on July 14, 1999, and is hereby incorporated by reference.

     (2)  -         Consent of Ballard Spahr Andrews & Ingersoll, LLP is filed herewith electronically.


j    (1)  -         Consent of KPMG LLP is filed herewith electronically.


k         -         Financial Statements - None.


l    (1)  -    (a)  Initial Capitalization Agreement of Registrant's AIM Small
                    Cap Opportunities Fund, dated May 21, 1998, was filed as an
                    Exhibit to Pre-Effective Amendment No. 1 on May 21, 1998, and is hereby incorporated by reference.

          - (b) Initial Capitalization Agreement of Registrant's AIM Mid Cap Opportunities Fund, dated December 30, 1998, was filed as an Exhibit to Post-Effective Amendment No. 3 on July 14, 1999, and is hereby incorporated by reference.

          - (c) Initial Capitalization Agreement of Registrant's AIM Large Cap Opportunities Fund, dated December 30, 1999, was filed as an Exhibit to Post-Effective Amendment No. 6 on November 17, 2000, and is hereby incorporated by reference.


m    (1)  -    (a)  Master Distribution Plan for Registrant's Class A and Class
                    C shares was filed as an Exhibit to Post-Effective Amendment
                    No. 1 on October 7, 1998.

          - (b) Amendment No. 1 to Master Distribution Plan, dated December 7, 1998, for Registrant's Class A and Class C shares was filed as an Exhibit to Post-Effective Amendment No. 3 on July 14, 1999.

          - (c) Amendment No. 2 to Master Distribution Plan, dated September 27, 1999, for Registrant's Class A and C shares was filed as an Exhibit to Post-Effective Amendment No. 5 on November 5, 1999.


     (2)  -         First Amended and Restated Master Distribution Plan, dated
                    July 1, 2000, of Registrant (Class A Shares and Class C
                    Shares), was filed as an Exhibit to Post-Effective Amendment
                    No. 6 on November 17, 2000, and is hereby incorporated by reference.

     (3)  -         Form of Shareholder Service Agreement to be used in
                    connection with Registrant's Master Distribution Plan is filed herewith electronically.

     (4)  -         Form of Bank Shareholder Service Agreement to be used in
                    connection with Registrant's Master Distribution Plan is filed herewith electronically.

     (5)  -         Form of Variable Group Annuity Contractholder Service
                    Agreement to be used in connection with Registrant's Master
                    Distribution Plan is filed herewith electronically.

     (6)  -         Form of Agency Pricing Agreement (for Class A Shares) to be
                    used in connection with Registrant's Master Distribution
                    Plan is filed herewith electronically.

     (7)  -         Forms of Service Agreement for Bank Trust Departments and
                    for Brokers for Bank Trust Departments to be used in connection with Registrant's Master Distribution Plan are filed herewith electronically.

     (8)  -         Form of Shareholder Service Agreement for Shares of the AIM
                    Mutual Funds (A I M Distributors, Inc. as Principal) to be used in connection with Registrant's Master Distribution
                    Plan is filed herewith electronically.

     (9)  -    (a)  Master Distribution Plan for Registrant's Class B shares was filed as an Exhibit to Registrant's Post-Effective Amendment
                    No. 1 on October 7, 1998.

          - (b) Amendment No. 1 to Master Distribution Plan, dated December 7, 1998, for Registrant's Class B shares was filed as an Exhibit to Post-Effective Amendment No. 3 on July 14, 1999.

          - (c) Amendment No. 2 to Master Distribution Plan, dated September 27, 1999, for Registrant's Class B shares was filed as an Exhibit to Post-Effective Amendment No. 5 on November 5, 1999.

     (10) - First Amended and Restated Master Distribution Plan for Registrant's Class B Shares, dated December 31, 2000, is filed herewith electronically.


n    (1)  -         Second Amended and Restated Multiple Class Plan (Rule 18f-3)
                    was filed as an Exhibit to Pre-Effective Amendment No. 1 on May 21, 1998.

     (2)  -         Third Amended and Restated Multiple Class Plan (Rule 18f-3)
                    was filed as an Exhibit to Post-Effective Amendment No. 4 on September 27, 1999, and is hereby incorporated by reference.

o         -         Reserved

p    (1)  -    (a)  The A I M Management Group Code of Ethics, as amended August
                    17, 1999, relating to A I M Management Group Inc. and A I M
                    Advisors, Inc. was filed as an Exhibit to Post-Effective
                    Amendment No. 4 on September 27, 1999, and is hereby incorporated by reference.


          - (b) The A I M Management Group Inc. Code of Ethics, as revised February 24, 2000, was filed as an Exhibit to Post-Effective Amendment No. 6 on November 17, 2000, and is hereby incorporated by reference.


     (2)  -    (a)  Code of Ethics of A I M Special Opportunities Funds,
                    effective as of March 10, 1998, was filed as an Exhibit to Post-Effective Amendment No. 4 on September 27, 1999, and is hereby incorporated by reference.


          - (b) A I M Funds Code of Ethics of the Registrant, effective June 14, 2000, was filed as an Exhibit to Post-Effective Amendment No. 6 on November 17, 2000, and is hereby incorporated by reference.

          - (c) A I M Funds Code of Ethics of the Registrant, effective September 23, 2000, was filed as an Exhibit to Post-Effective Amendment No. 6 on November 17, 2000, and is hereby incorporated by reference.


Item 24.  Persons Controlled by or under Common Control with Registrant

     Provide a list or diagram of all persons directly or indirectly controlled by or under common control with the Registrant. For any person controlled by another person, disclose the percentage of voting securities owned by the immediately controlling person or other basis of that person's control. For each company, also provide the state or other sovereign power under the laws of which the company is organized.

     Not Applicable


Item 25.   Indemnification

      State the general effect of any contract, arrangements or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified against any liability incurred in their official capacity, other than insurance provided by any director, officer, affiliated person or underwriter for their own protection.

      The Registrant's Agreement and Declaration of Trust (the "Agreement"), dated February 4, 1998, as amended, provides, among other things (i) that trustees shall not be liable for any act or omission or any conduct whatsoever (except for liabilities to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty); (ii) for the indemnification by the Registrant of the trustees and officers to the fullest extent permitted by the Delaware Business Trust Act; and (iii) that the shareholders and former shareholders of the Registrant are held harmless by the Registrant (or applicable portfolio or class) from personal liability arising from their status as such, and are indemnified by the Registrant (or applicable portfolio or class) against all loss and expense arising from such personal liability in accordance with the Registrant's Bylaws and applicable law.

      A I M Advisors, Inc., the Registrant and other investment companies managed by A I M Advisors, Inc., their respective officers, trustees, directors and employees (the "Insured Parties") are insured under an investment Advisory Professional and Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company, with a $35,000,000 limit of liability.

Item 26.   Business and Other Connections of Investment Advisor

      Describe any other business, profession, vocation or employment of a substantial nature that each investment advisor and each director, officer or partner of the advisor, is or has been engaged within the last two fiscal years, for his own account or in the capacity of director, officer, employee, partner or trustee.

      The only employment of a substantial nature of the Advisor's directors and officers is with the Advisor and its affiliated companies. Reference is also made to the caption "Management - Investment Advisor" of the Prospectus which comprises Part A of the Registration Statement, and to the caption "Management" of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 29(b) of this Part C.

Item 27.   Principal Underwriters

(a) A I M Distributors, Inc., the Registrant's principal underwriter, also acts as a principal underwriter to the following investment companies:


     AIM Advisor Funds
     AIM Equity Funds
     AIM Floating Rate Fund
     AIM Funds Group
     AIM Growth Series
     AIM International Funds, Inc.
     AIM Investment Funds
     AIM Investment Securities Funds
     AIM Series Trust
     AIM Summit Fund
     AIM Tax-Exempt Funds
     AIM Variable Insurance Funds


(b)


Name and Principal                          Position and Offices                         Position and Offices
Business Address*                           with Principal Underwriter                   with Registrant
----------------                            --------------------------                   ---------------
Michael J. Cemo                             President & Director                         None

Gary T. Crum                                Director                                     Senior Vice President

Robert H. Graham                            Senior Vice President                        Chairman, President &
                                            & Director                                   Trustee

W. Gary Littlepage                          Senior Vice President                        None
                                            & Director

James L. Salners                            Executive Vice President                     None

Michael C. Vessels                          Senior Vice President                        None

Marilyn M. Miller                           Senior Vice President                        None

Gene L. Needles                             Senior Vice President                        None

B.J. Thompson                               First Vice President                         None

Kathleen J. Pflueger                        Secretary                                    Assistant Secretary



--------
*      11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal                          Position and Offices                         Position and Offices
Business Address*                           with Principal Underwriter                   with Registrant
----------------                            --------------------------                   ---------------
Ofelia M. Mayo                              Vice President, Assistant                    Assistant Secretary
                                            Secretary & General Counsel

Melville B. Cox                             Vice President & Chief                       Vice President
                                            Compliance Officer

Dawn M. Hawley                              Vice President & Treasurer                   None

James R. Anderson                           Vice President                               None

Mary K. Coleman                             Vice President                               None

Mary A. Corcoran                            Vice President                               None

Glenda A. Dayton                            Vice President                               None

Sidney M. Dilgren                           Vice President                               None

Tony D. Green                               Vice President                               None

Charles H. McLaughlin                       Vice President                               None

Ivy B. McLemore                             Vice President                               None

Terri L. Ransdell                           Vice President                               None

Carol F. Relihan                            Vice President                               Senior Vice President

Frank V. Serebrin                           Vice President                               None

Gary K. Wendler                             Vice President                               None

Norman W. Woodson                           Vice President                               None

David E. Hessel                             Assistant Vice President,                    None
                                            Controller & Assistant Treasurer

Luke P. Beausoleil                          Assistant Vice President                     None

Shelia R. Brown                             Assistant Vice President                     None

Scott E. Burman                             Assistant Vice President                     None



--------
*      11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

Name and Principal                          Position and Offices                         Position and Offices
Business Address*                           with Principal Underwriter                   with Registrant
----------------                            --------------------------                   ---------------
Simon R. Hoyle                              Assistant Vice President                     None

Kim T. McAuliffe                            Assistant Vice President                     None

Kathryn A. Jordan Capage                    Assistant Vice President                     None

David B. O'Neil                             Assistant Vice President                     None

Rebecca Starling-Klatt                      Assistant Vice President                     None

Nancy L. Martin                             Assistant General Counsel &                  Assistant Secretary
                                            Assistant Secretary

P. Michelle Grace                           Assistant Secretary                          Assistant Secretary

Lisa A. Moss                                Assistant Secretary                          Assistant Secretary


(c)   Not Applicable

Item 28.   Location of Accounts and Records

      State the name and address of each person maintaining physical possession of each such account, book or other document required to be maintained by
Section 31(a) [15 U.S.C. 80a-30(a)] and the rules under that section.

      A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, maintains physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those maintained by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, and the Registrant's Transfer Agent and Dividend Paying Agent, A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Item 29.   Management Services

      Provide a summary of the substantive provisions of any management-related service contract not discussed in Part A or Part B disclosing the parties to the contract and the total amount paid and by whom for the Registrant's last three fiscal years.

      Not Applicable

Item 30.   Undertakings

      Not Applicable


--------
*      11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 26th day of February, 2001.

                                 REGISTRANT:    AIM SPECIAL OPPORTUNITIES FUNDS


                                         By: /s/ ROBERT H. GRAHAM
                                            ---------------------------
                                            Robert H. Graham, President

         Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

       SIGNATURES                    TITLE                          DATE
       ----------                    -----                          ----
/s/ ROBERT H. GRAHAM       Chairman, Trustee & President      February 26, 2001
-------------------------  (Principal Executive Officer)
   (Robert H. Graham)


/s/ BRUCE L. CROCKETT               Trustee                   February 26, 2001
-------------------------
  (Bruce L. Crockett)


/s/ OWEN DALY II                    Trustee                   February 26, 2001
-------------------------
     (Owen Daly II)


/s/ ALBERT R. DOWDEN                Trustee                   February 26, 2001
-------------------------
   (Albert R. Dowden)


/s/ EDWARD K. DUNN, JR.             Trustee                   February 26, 2001
-------------------------
  (Edward K. Dunn, Jr.)


/s/ JACK FIELDS                     Trustee                   February 26, 2001
-------------------------
     (Jack Fields)


/s/ CARL FRISCHLING                 Trustee                   February 26, 2001
-------------------------
    (Carl Frischling)


/s/ PREMA MATHAI-DAVIS              Trustee                   February 26, 2001
-------------------------
  (Prema Mathai-Davis)


/s/ LEWIS F. PENNOCK                Trustee                   February 26, 2001
-------------------------
   (Lewis F. Pennock)


/s/ LOUIS S. SKLAR                  Trustee                   February 26, 2001
-------------------------
    (Louis S. Sklar)


/s/ DANA R. SUTTON                Vice President &            February 26, 2001
-------------------------  Treasurer (Principal Financial
    (Dana R. Sutton)           and Accounting Officer)

                                INDEX TO EXHIBITS

Exhibit
 Number        Description
-------        -----------
a(2)(d)        Amendment No. 3 to Amended and Restated Agreement and Declaration
               of Trust of AIM Special Opportunities Funds, effective December
               13, 2000

e(3)(b)        Form of Selected Dealer Agreement between A I M Distributors,
               Inc. and selected dealers

e(6)           First Amended and Restated Master Distribution Agreement (Class B
               Shares), dated December 31, 2000, between Registrant and A I M
               Distributors, Inc.

h(2)(o) Letter agreement effective August 22, 2000, (to Amendment No. 9) to the Remote Access and Related Services Agreement, dated
               December 23, 1994

i(2)           Consent of Ballard Spahr Andrews & Ingersoll, LLP

j(1)           Consent of KPMG LLP

m(3) Form of Shareholder Service Agreement in connection with Registrant's Master Distribution Plan

m(4) Form of Bank Shareholder Service Agreement in connection with Registrant's Master Distribution Plan

m(5) Form of Variable Group Annuity Contractholder Service Agreement in connection with Registrant's Master Distribution Plan

m(6) Form of Agency Pricing Agreement (for Class A Shares) in connection with Registrant's Master Distribution Plan

m(7)           Forms of Service Agreement for Bank Trust Departments and for
               Brokers for Bank Trust Departments in connection with Registrant's Master Distribution Plan

m(8)           Form of Shareholder Service Agreement for Shares of the AIM
               Mutual Funds (A I M Distributors, Inc. as Principal) in connection with Registrant's Master Distribution Plan

m(10)          First Amended and Restated Master Distribution Plan for
               Registrant's Class B Shares, dated December 31, 2000